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                                                       hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-05426

                              AIM Investment Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 04/30/07

Item 1. Reports to Stockholders.

                                 AIM CHINA FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

INTERNATIONAL/GLOBAL EQUITY

Emerging Markets

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    6
Notes to Financial Statements ............    9
Financial Highlights .....................   15
Fund Expenses ............................   19

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM CHINA FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at
                                             A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering
   [CROCKETT                                 shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for
Bruce L. Crockett                            all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004. (1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments--REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM China Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Financials                                        22.5%
---------------------------------------------------------
Materials                                         16.9
---------------------------------------------------------
Industrials                                       16.6
---------------------------------------------------------
Energy                                            12.1
---------------------------------------------------------
Information Technology                             7.7
---------------------------------------------------------
Consumer Discretionary                             6.1
---------------------------------------------------------
Telecommunication Services                         5.8
---------------------------------------------------------
Consumer Staples                                   2.9
---------------------------------------------------------
Health Care                                        1.8
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      7.6
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                                SHARES        VALUE
----------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-92.42%(A)

AGRICULTURAL PRODUCTS-0.06%

Global Bio-chem Technology Group Co. Ltd.         98,000   $    42,094
======================================================================

AIRLINES-1.18%

Air China Ltd.-Class H(b)                      1,200,000       817,636
======================================================================

AIRPORT SERVICES-2.41%

Beijing Capital International Airport Co.
  Ltd.- Class H(b)                               928,000       904,200
----------------------------------------------------------------------
Hong Kong Aircraft Engineering Co. Ltd. (Hong
  Kong)(b)                                        50,000       766,116
======================================================================
                                                             1,670,316
======================================================================

ALUMINUM-0.57%

Minmetals Resources Ltd. (Hong Kong)(b)(c)     1,000,000       392,206
======================================================================

COAL & CONSUMABLE FUELS-3.73%

China Coal Energy Co.-Class H(b)(c)            1,500,000     1,466,840
----------------------------------------------------------------------
China Shenhua Energy Co. Ltd.-Class H (Hong
  Kong)(b)                                       450,000     1,116,056
======================================================================
                                                             2,582,896
======================================================================

COMMODITY CHEMICALS-3.99%

Sinopec Shanghai Petrochemical Co. Ltd.-Class
  H (Hong Kong)(b)                             3,000,000     1,711,117
----------------------------------------------------------------------
Sinopec Yizheng Chemical Fibre Co. Ltd.-Class
  H(b)(c)                                      2,868,000     1,053,577
======================================================================
                                                             2,764,694
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT-4.29%

Proactive Technology Holdings Ltd. (Hong
  Kong)(b)(c)                                  2,000,000   $ 2,132,799
----------------------------------------------------------------------
ZTE Corp.-Class H(b)                             180,000       838,056
======================================================================
                                                             2,970,855
======================================================================

COMPUTER HARDWARE-1.31%

Great Wall Technology Co. Ltd.-Class H(b)      2,352,000       904,564
======================================================================

CONSTRUCTION & ENGINEERING-1.61%

COSCO International Holdings Ltd.(b)           1,800,000     1,115,809
======================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.98%

Guangzhou Shipyard International Co. Ltd.-
  Class H(b)(c)                                  200,000       681,925
======================================================================

DISTILLERS & VINTNERS-0.97%

Yantai Changyu Pioneer Wine Co. Ltd.-Class
  B(b)                                           140,000       671,962
======================================================================

DISTRIBUTORS-1.42%

Integrated Distribution Services Group Ltd.
  (Hong Kong)(b)                                 350,000       984,457
======================================================================

DIVERSIFIED BANKS-6.35%

China Construction Bank Corp.-Class H
  (Acquired 04/03/06-03/22/07; Cost
  $2,074,002)(b)(d)                            4,000,000     2,428,126
----------------------------------------------------------------------
Industrial and Commercial Bank of China Ltd.-
  Class H(b)(c)                                3,600,000     1,963,388
======================================================================
                                                             4,391,514
======================================================================

AIM China Fund


                                                SHARES        VALUE
----------------------------------------------------------------------

DIVERSIFIED METALS & MINING-3.32%

China Molybdenum Co., Ltd. (Acquired
  04/19/07-04/27/07; Cost $748,222)(c)(d)        541,000   $   863,105
----------------------------------------------------------------------
Hunan Non-Ferrous Metal Corp. Ltd.-Class
  H(b)(c)                                      1,000,000       594,717
----------------------------------------------------------------------
Jiangxi Copper Co. Ltd.-Class H (Hong
  Kong)(b)                                       600,000       841,017
======================================================================
                                                             2,298,839
======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-4.67%

BYD Co. Ltd.-Class H(b)(c)                       180,000     1,105,810
----------------------------------------------------------------------
Neo-Neon Holdings Ltd. (Hong Kong)(c)            888,500     1,476,565
----------------------------------------------------------------------
Solarfun Power Holdings Co., Ltd.-ADR(c)          45,600       650,712
======================================================================
                                                             3,233,087
======================================================================

FOREST PRODUCTS-1.14%

CITIC Resources Holdings Ltd.(b)(c)            1,700,000       789,090
======================================================================

HEALTH CARE EQUIPMENT-1.26%

Mindray Medical International Ltd.-ADR            37,800       869,778
======================================================================

HEAVY ELECTRICAL EQUIPMENT-1.49%

Dongfang Electrical Machinery Co. Ltd.-Class
  H(b)                                           140,000       562,933
----------------------------------------------------------------------
Harbin Power Equipment Co. Ltd.-Class H(b)       400,000       465,503
======================================================================
                                                             1,028,436
======================================================================

HOTELS, RESORTS & CRUISE LINES-1.71%

China Travel International Investment Hong
  Kong Ltd. (Hong Kong)(b)                     2,800,000     1,181,131
======================================================================

INDUSTRIAL MACHINERY-3.11%

China International Marine Containers (Group)
  Co., Ltd.-Class B(b)                           450,000     1,134,545
----------------------------------------------------------------------
Enric Energy Equipment Holdings Ltd.(b)(c)       620,000       355,363
----------------------------------------------------------------------
Haitian International Holdings Ltd.(c)         1,000,000       659,631
======================================================================
                                                             2,149,539
======================================================================

INTEGRATED OIL & GAS-4.78%

China Petroleum and Chemical Corp. (Sinopen)-
  Class H(b)                                   1,600,000     1,397,087
----------------------------------------------------------------------
PetroChina Co. Ltd.-Class H(b)                 1,700,000     1,908,382
======================================================================
                                                             3,305,469
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.78%

China Communication Services Corp. Ltd.-
  Class H(b)(c)                                2,000,000     1,231,806
======================================================================

INVESTMENT BANKING & BROKERAGE-1.84%

CITIC Securities Co., Ltd. (Equity
  Participation Ctfs. issued by BNP Paribas
  S.A.), expiring 04/21/10(c)(e)(f)              166,000     1,271,892
======================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-0.84%

Pufeng Fund (Equity Participation Ctfs.
  Issued by UBS A.G.), expiring
  12/10/09(c)(e)(f)                            3,000,000       585,000
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------


LEISURE PRODUCTS-0.93%

Li Ning Co. Ltd. (Hong Kong)(b)                  330,000   $   644,534
======================================================================

LIFE & HEALTH INSURANCE-7.87%

China Life Insurance Co., Ltd.-Class H(b)      1,076,000     3,323,644
----------------------------------------------------------------------
Ping An Insurance (Group) Co. of China Ltd.-
  Class H(b)                                     400,000     2,122,008
======================================================================
                                                             5,445,652
======================================================================

MARINE-3.30%

China COSCO Holdings Co. Ltd.-Class H(b)       2,530,000     2,283,178
======================================================================

MOVIES & ENTERTAINMENT-2.07%

The9 Ltd.-ADR(c)                                  35,000     1,431,850
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.10%

CNOOC Ltd. (Hong Kong)(b)                      2,500,000     2,146,743
======================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.47%

Sinopec Kantons Holdings Ltd. (Hong Kong)(b)   1,200,000       322,705
======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-0.74%

China Everbright Ltd. (Hong Kong)(b)(c)          400,000       508,935
======================================================================

PACKAGED FOODS & MEATS-1.86%

China Mengniu Dairy Co. Ltd.(b)                  429,000     1,288,407
======================================================================

PAPER PRODUCTS-1.56%

Nine Dragons Paper Holdings Ltd.(b)              536,000     1,079,355
======================================================================

PHARMACEUTICALS-0.55%

China Medical Science Ltd.(c)                  5,000,000       383,507
======================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-4.85%

Beijing North Star Co. Ltd.-Class H(b)           900,000       395,187
----------------------------------------------------------------------
China Resources Land Ltd. (Hong Kong)(b)         680,000       818,196
----------------------------------------------------------------------
Greentown China Holdings Ltd.(b)(c)              200,000       405,615
----------------------------------------------------------------------
Guangzhou R&F Properties Co. Ltd.-Class H(b)     400,000       959,842
----------------------------------------------------------------------
Yanlord Land Group Ltd. (Singapore)(b)(c)        500,000       777,697
======================================================================
                                                             3,356,537
======================================================================

STEEL-6.29%

Angang Steel Co. Ltd.-Class H(b)                 320,000       607,170
----------------------------------------------------------------------
Shanxi Taigang Stainless Steel Co.,
  Ltd.-Class A (Equity Participation Ctfs.
  issued by BNP Paribas S.A.), expiring
  12/10/09(e)(f)                                 500,000     1,680,000
----------------------------------------------------------------------
Xingda International Holdings Ltd.(c)          2,200,000     1,198,075
----------------------------------------------------------------------
Xinxing Ductile Iron Pipes Co., Ltd.-Class A
  (Equity Participation Ctfs. issued by
  Credit Suisse), expiring 02/01/10(e)(f)        520,975       868,465
======================================================================
                                                             4,353,710
======================================================================

AIM China Fund


                                                SHARES        VALUE
----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-4.02%

China Mobile Ltd. (Hong Kong)(b)                 308,000   $ 2,781,965
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $52,049,785)                          63,962,073
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------


MONEY MARKET FUNDS-5.99%

Liquid Assets Portfolio-Institutional
  Class(g)                                     2,073,037   $ 2,073,037
----------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)       2,073,037     2,073,037
======================================================================
    Total Money Market Funds (Cost
      $4,146,074)                                            4,146,074
======================================================================
TOTAL INVESTMENTS-98.41% (Cost $56,195,859)                 68,108,147
======================================================================
OTHER ASSETS LESS LIABILITIES-1.59%                          1,099,877
======================================================================
NET ASSETS-100.00%                                         $69,208,024
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Country of issuer and/or credit risk exposure listed in Foreign Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $51,163,763, which represented 73.93% of the Fund's Net Assets. See Note 1A.
(c) Non-income producing security.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $3,291,231, which represented 4.76% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(e) Security is considered an equity participation certificate. Equity participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them. The Fund is limited to investing 10% of its net assets in participation certificates.
(f) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2007 was $4,405,357, which represented 6.37% of the Fund's Net Assets. See Note 1A.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM China Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $52,049,785)        $63,962,073
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $4,146,074)                               4,146,074
===========================================================
    Total investments (Cost $56,195,859)         68,108,147
===========================================================
Receivables for:
  Investments sold                                1,184,192
-----------------------------------------------------------
  Fund shares sold                                1,288,918
-----------------------------------------------------------
  Dividends                                         149,632
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                2,072
-----------------------------------------------------------
Other assets                                         40,220
===========================================================
    Total assets                                 70,773,181
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,140,549
-----------------------------------------------------------
  Fund shares reacquired                            311,671
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             2,175
-----------------------------------------------------------
Accrued distribution fees                            25,704
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,420
-----------------------------------------------------------
Accrued transfer agent fees                          16,853
-----------------------------------------------------------
Accrued operating expenses                           66,785
===========================================================
    Total liabilities                             1,565,157
===========================================================
Net assets applicable to shares outstanding     $69,208,024
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $56,169,248
-----------------------------------------------------------
Undistributed net investment income (loss)         (240,852)
-----------------------------------------------------------
Undistributed net realized gain                   1,367,577
-----------------------------------------------------------
Unrealized appreciation                          11,912,051
===========================================================
                                                $69,208,024
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $45,931,428
___________________________________________________________
===========================================================
Class B                                         $ 8,892,578
___________________________________________________________
===========================================================
Class C                                         $13,092,546
___________________________________________________________
===========================================================
Institutional Class                             $ 1,291,472
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           3,071,186
___________________________________________________________
===========================================================
Class B                                             598,506
___________________________________________________________
===========================================================
Class C                                             881,269
___________________________________________________________
===========================================================
Institutional Class                                  86,180
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     14.96
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $14.96 divided by
      94.50%)                                   $     15.83
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     14.86
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     14.86
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     14.99
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM China Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $14,537)       $   291,112
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       68,687
=========================================================================
    Total investment income                                       359,799
=========================================================================

EXPENSES:

Advisory fees                                                     218,431
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     45,131
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          40,010
-------------------------------------------------------------------------
  Class B                                                          30,254
-------------------------------------------------------------------------
  Class C                                                          37,909
-------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                  68,409
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   38
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           8,787
-------------------------------------------------------------------------
Registration and filing fees                                       51,703
-------------------------------------------------------------------------
Professional services fees                                         41,251
-------------------------------------------------------------------------
Other                                                              30,691
=========================================================================
    Total expenses                                                597,409
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (69,068)
=========================================================================
    Net expenses                                                  528,341
=========================================================================
Net investment income (loss)                                     (168,542)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                         1,949,620
-------------------------------------------------------------------------
  Foreign currencies                                              (11,479)
=========================================================================
                                                                1,938,141
=========================================================================
Change in net unrealized appreciation of:
  Investment securities                                        10,016,373
-------------------------------------------------------------------------
  Foreign currencies                                                  355
=========================================================================
                                                               10,016,728
=========================================================================
Net realized and unrealized gain                               11,954,869
=========================================================================
Net increase in net assets resulting from operations          $11,786,327
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM China Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and for the period March 31, 2006 (Date operations commenced) through October 31, 2006
(Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2007           2006
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (168,542)   $   114,564
----------------------------------------------------------------------------------------
  Net realized gain (loss)                                      1,938,141       (575,250)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation                        10,016,728      1,895,323
========================================================================================
    Net increase in net assets resulting from operations       11,786,327      1,434,637
========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (169,695)            --
----------------------------------------------------------------------------------------
  Class B                                                         (28,185)            --
----------------------------------------------------------------------------------------
  Class C                                                         (26,445)            --
----------------------------------------------------------------------------------------
  Institutional Class                                              (7,987)            --
========================================================================================
    Decrease in net assets resulting from distributions          (232,312)            --
========================================================================================
Share transactions-net:
  Class A                                                      23,898,784     13,252,290
----------------------------------------------------------------------------------------
  Class B                                                       4,426,120      2,697,458
----------------------------------------------------------------------------------------
  Class C                                                       8,313,408      2,732,692
----------------------------------------------------------------------------------------
  Institutional Class                                             137,303        761,317
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              36,775,615     19,443,757
========================================================================================
    Net increase in net assets                                 48,329,630     20,878,394
========================================================================================

NET ASSETS:

  Beginning of period                                          20,878,394             --
========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(240,852) and $160,002, respectively)   $69,208,024    $20,878,394
________________________________________________________________________________________
========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM China Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM China Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM China Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund.

       Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- Single Country -- Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM China Fund


       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Hong Kong Limited ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 2.05%, 2.80%, 2.80% and 1.80% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (n/k/a INVESCO PLC) ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $431 and reimbursed class level expenses of $44,274, $8,369, $10,487 and $35 for Class A, Class B, Class C and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain

AIM China Fund

limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $78,727 in front-end sales commissions from the sale of Class A shares and $18,930, $22,546 and $5,393 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $  843,750       $18,580,864       $(17,351,577)         $   --         $2,073,037       $32,933       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class              843,750        18,580,864        (17,351,577)             --          2,073,037        35,754           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $1,687,500       $37,161,728       $(34,703,154)         $   --         $4,146,074       $68,687       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $5,472.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $2,780 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

AIM China Fund


    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2014                                                  $499,292
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $63,145,829 and $31,085,053, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $12,495,971
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (723,889)
===============================================================================
Net unrealized appreciation of investment securities               $11,772,082
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $56,336,065.

AIM China Fund

NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                                              MARCH 31, 2006 (DATE
                                                                                                   OPERATIONS
                                                                   SIX MONTHS ENDED            COMMENCED) THROUGH
                                                                  APRIL 30, 2007(a)             OCTOBER 31, 2006
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      3,021,437    $ 40,396,678    1,736,742    $17,568,155
--------------------------------------------------------------------------------------------------------------------
  Class B                                                        509,268       6,763,915      404,014      4,092,900
--------------------------------------------------------------------------------------------------------------------
  Class C                                                        803,147      10,871,569      373,811      3,777,696
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             12,100         162,802       75,965        761,317
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         13,161         165,307           --             --
--------------------------------------------------------------------------------------------------------------------
  Class B                                                          2,167          27,133           --             --
--------------------------------------------------------------------------------------------------------------------
  Class C                                                          2,024          25,339           --             --
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                619           7,783           --             --
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                          9,740         136,478        3,983         40,622
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         (9,791)       (136,478)      (3,992)       (40,622)
====================================================================================================================
Reacquired:(b)
  Class A                                                     (1,268,035)    (16,799,679)    (445,842)    (4,356,487)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (166,706)     (2,228,450)    (136,454)    (1,354,820)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (193,996)     (2,583,500)    (103,717)    (1,045,004)
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             (2,504)        (33,282)          --             --
====================================================================================================================
                                                               2,732,631    $ 36,775,615    1,904,510    $19,443,757
____________________________________________________________________________________________________________________
====================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 11% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
(b) Amount is net of redemption fees of $11,485, $2,186, $2,809 and $373 for Class A, Class B, Class C and Institutional Class shares, respectively, for the six months ended April 30, 2007 and $15,408, $4,483, $3,562 and $1,307 for Class A, Class B, Class C and Institutional Class shares, respectively, for the period March 31, 2006 (date operations commenced) to October 31, 2006.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM China Fund


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.98             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.04)               0.09
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.12                0.87
===============================================================================================
    Total from investment operations                              4.08                0.96
===============================================================================================
Less dividends from net investment income                        (0.10)                 --
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.02
===============================================================================================
Net asset value, end of period                                 $ 14.96             $ 10.98
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  37.28%               9.80%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $45,931             $14,212
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.07%(c)            2.09%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.35%(c)            4.14%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.53)%(c)           1.60%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          71%                 80%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $32,273,441.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM China Fund

                                                                           CLASS B
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.93              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.09)               0.05
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.09                0.86
===============================================================================================
    Total from investment operations                              4.00                0.91
===============================================================================================
Less dividends from net investment income                        (0.07)                 --
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.02
===============================================================================================
Net asset value, end of period                                  $14.86              $10.93
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  36.72%               9.30%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $8,893              $2,881
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.82%(c)            2.84%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.10%(c)            4.89%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (1.28)%(c)           0.85%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          71%                 80%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,100,967.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           CLASS C
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.92              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.09)               0.05
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.10                0.85
===============================================================================================
    Total from investment operations                              4.01                0.90
===============================================================================================
Less dividends from net investment income                        (0.07)                 --
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.02
===============================================================================================
Net asset value, end of period                                 $ 14.86              $10.92
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  36.84%               9.20%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $13,093              $2,950
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.82%(c)            2.84%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.10%(c)            4.89%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (1.28)%(c)           0.85%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          71%                 80%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $7,644,675.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM China Fund

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.99              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.02)               0.11
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          4.12                0.86
===============================================================================================
    Total from investment operations                              4.10                0.97
===============================================================================================
Less dividends from net investment income                        (0.10)                 --
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.02
===============================================================================================
Net asset value, end of period                                  $14.99              $10.99
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  37.50%               9.90%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,291              $  835
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.80%(c)            1.84%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.81%(c)            3.48%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.26)%(c)           1.85%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          71%                 80%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,091,376.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


    On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM China Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM CHINA FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments or contingent deferred     then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown In
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions,
the Fund and to compare these costs with                                                  and redemption fees, If any. Therefore,
ongoing costs of investing in other mutual   The table below also provides information    the hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period November 1, 2006, through      of return of 5% per year before expenses,    addition, if these transaction costs were
April 30, 2007.                              which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,372.80               $12.18       $1,014.53             $10.34            2.07%
   B                1,000.00               1,367.20                16.55        1,010.81              14.06            2.82
   C                1,000.00               1,368.40                16.56        1,010.81              14.06            2.82

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM CHINA FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,375.00              $10.60        $1,015.87             $9.00             1.80%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM              CHI-INS-2               A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first
and prospectuses are available, we will send you    and third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426
   postage.                                         and 033-19338.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without
o  gain access to your documents faster by not      charge, upon request, from our Client Services department at 800-959-4246 or
   waiting for the mail.                            on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC
o  view your documents online anytime at your       Web site, sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    CHI-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                           AIM DEVELOPING MARKETS FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

INTERNATIONAL/GLOBAL EQUITY

Emerging Markets

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    6
Notes to Financial Statements ............    7
Financial Highlights .....................   10
Fund Expenses ............................   22

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM DEVELOPING MARKETS FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31,
                                             2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc.
                                             A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund
                                             Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Developing Markets Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Financials                                        18.6%
---------------------------------------------------------
Consumer Discretionary                            15.4
---------------------------------------------------------
Industrials                                       11.5
---------------------------------------------------------
Materials                                          9.5
---------------------------------------------------------
Energy                                             8.8
---------------------------------------------------------
Telecommunication Services                         7.4
---------------------------------------------------------
Consumer Staples                                   6.3
---------------------------------------------------------
Information Technology                             5.4
---------------------------------------------------------
Utilities                                          4.8
---------------------------------------------------------
Health Care                                        3.4
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      8.9
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                                 SHARES         VALUE
--------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-86.87%

ARGENTINA-1.27%

Banco Macro S.A.-ADR (Diversified Banks)          207,900   $    7,525,980
--------------------------------------------------------------------------
Tenaris S.A.-ADR (Oil & Gas Equipment &
  Services)                                       106,590        4,941,512
==========================================================================
                                                                12,467,492
==========================================================================

BRAZIL-15.90%

All America Latina Logistica (Railroads)(a)       796,200        9,357,776
--------------------------------------------------------------------------
American Banknote S.A. (Commercial Printing)
  (Acquired 04/26/06; Cost $1,790,357)(b)         224,100        2,109,751
--------------------------------------------------------------------------
American Banknote S.A. (Commercial Printing)      601,600        5,663,661
--------------------------------------------------------------------------
Bematech Industria e Comercio de Equipamentos
  Eletronicos S.A. (Systems Software)(c)          550,000        4,439,352
--------------------------------------------------------------------------
Companhia Vale do Rio Doce-ADR (Steel)            293,460       11,917,411
--------------------------------------------------------------------------
Cremer S.A. (Textiles)(c)                         800,000        6,936,874
--------------------------------------------------------------------------
Dufry South America Ltd.-BDR (Specialty
  Stores) (Acquired 12/19/06; Cost
  $5,620,289)(b)(c)                               450,000        8,584,382
--------------------------------------------------------------------------
Equatorial Energia S.A. (Electric Utilities)
  (Acquired 03/31/06; Cost
  $2,374,486)(b)(c)(d)                            358,400        3,498,405
--------------------------------------------------------------------------
Equatorial Energia S.A. (Electric
  Utilities)(c)(d)                                875,700        8,547,859
--------------------------------------------------------------------------
Gafisa S.A. (Homebuilding)                        705,400       10,003,245
--------------------------------------------------------------------------
Klabin Segall S.A. (Real Estate Management &
  Development) (Acquired 10/06/06; Cost
  $3,789,087)(b)                                  546,020        4,661,542
--------------------------------------------------------------------------
Klabin Segall S.A. (Real Estate Management &
  Development)                                  1,030,800        8,800,260
--------------------------------------------------------------------------
OdontoPrev S.A. (Life & Health Insurance)
  (Acquired 11/30/06; Cost $1,983,468)(b)         153,400        3,481,181
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------

BRAZIL-(CONTINUED)

OdontoPrev S.A. (Life & Health Insurance)         265,200   $    6,018,313
--------------------------------------------------------------------------
Perdigao S.A. (Packaged Foods & Meats)            391,700        5,931,202
--------------------------------------------------------------------------
Rodobens Negocios Imobiliarios S.A. (Real
  Estate Management & Development) (Acquired
  01/29/07; Cost $3,940,131)(b)(c)                432,000        4,257,497
--------------------------------------------------------------------------
Rossi Residencial S.A. (Homebuilding)
  (Acquired 02/14/06; Cost $1,383,422)(b)         119,500        1,640,742
--------------------------------------------------------------------------
Rossi Residencial S.A. (Homebuilding)             285,300        3,917,185
--------------------------------------------------------------------------
Tam S.A.-ADR (Airlines)                           198,600        5,109,978
--------------------------------------------------------------------------
Terna Participacoes S.A. (Electric Utilities)
  (Acquired 10/26/06; Cost $1,469,799)(b)(d)      150,000        1,932,415
--------------------------------------------------------------------------
Terna Participacoes S.A. (Electric
  Utilities)(d)                                   767,100        9,882,370
--------------------------------------------------------------------------
Totvs S.A. (Application Software) (Acquired
  03/08/06; Cost $2,966,396)(b)(c)                200,000        5,850,758
--------------------------------------------------------------------------
Totvs S.A. (Application Software)(c)              319,500        9,346,586
--------------------------------------------------------------------------
Unibanco-Uniao de Bancos Brasileiros S.A.-GDR
  (Diversified Banks)                              73,300        7,114,498
--------------------------------------------------------------------------
Wilson Sons Ltd.-BDR (Diversified Commercial
  & Professional Services)(c)                     550,000        6,540,482
==========================================================================
                                                               155,543,725
==========================================================================

CANADA-0.77%

Sherritt International Corp. (Diversified
  Metals & Mining)                                566,200        7,550,014
==========================================================================

CHINA-4.64%

China Petroleum and Chemical Corp. (Sinopec)-
  Class H (Integrated Oil & Gas)(e)            11,394,000        9,949,009
--------------------------------------------------------------------------
Pine Agritech Ltd. (Agricultural Products)(e)  23,340,000        9,728,577
--------------------------------------------------------------------------

AIM Developing Markets Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------
CHINA-(CONTINUED)

Ping An Insurance (Group) Co. of China Ltd.-
  Class H (Life & Health Insurance)(e)          1,142,000   $    6,058,334
--------------------------------------------------------------------------
Xingda International Holdings Ltd. (Steel)(c)  14,429,000        7,857,737
--------------------------------------------------------------------------
Xiwang Sugar Holdings Co. Ltd. (Packaged
  Foods & Meats)                               13,476,000        6,580,759
--------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H
  (Packaged Foods & Meats)(e)(f)               39,030,000        5,206,763
==========================================================================
                                                                45,381,179
==========================================================================

CZECH REPUBLIC-1.00%

CEZ A.S. (Electric Utilities)                     200,600        9,805,849
==========================================================================

EGYPT-0.75%

Orascom Construction Industries (Construction
  & Engineering)(e)                               126,897        7,319,621
==========================================================================

GREECE-1.70%

Intralot S.A. (Casinos & Gaming)(e)               535,700       16,620,122
==========================================================================

HONG KONG-2.77%

CNOOC Ltd. (Oil & Gas Exploration &
  Production)(e)                               10,682,000        9,172,605
--------------------------------------------------------------------------
eSun Holdings Ltd. (Movies &
  Entertainment)(c)(e)                          9,624,000        7,871,257
--------------------------------------------------------------------------
Hopewell Holdings Ltd. (Highways &
  Railtracks)(e)                                2,279,000       10,021,050
==========================================================================
                                                                27,064,912
==========================================================================

HUNGARY-2.10%

MOL Hungarian Oil and Gas Nyrt. (Integrated
  Oil & Gas)(e)                                    40,406        4,924,661
--------------------------------------------------------------------------
OTP Bank Nyrt. (Diversified Banks)(e)             173,746        8,832,788
--------------------------------------------------------------------------
Richter Gedeon Nyrt. (Pharmaceuticals)(e)          33,150        6,815,202
--------------------------------------------------------------------------
Technoimpex (Construction &
  Engineering)(c)(g)(h)                             1,400               --
==========================================================================
                                                                20,572,651
==========================================================================

INDIA-1.29%

Grasim Industries Ltd.-GDR (Construction
  Materials) (Acquired 03/05/07-03/19/07;
  Cost $5,967,022)(b)                             121,100        7,023,800
--------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR (IT Consulting
  & Other Services)                               106,000        5,549,100
==========================================================================
                                                                12,572,900
==========================================================================

INDONESIA-2.26%

PT Astra International Tbk (Automobile
  Manufacturers)(e)                             3,015,000        4,733,794
--------------------------------------------------------------------------
PT Indocement Tunggal Prakarsa Tbk
  (Construction Materials)(e)                   3,582,000        2,224,797
--------------------------------------------------------------------------
PT Telekomunikasi Indonesia-Series B
  (Integrated Telecommunication Services)(e)    8,042,500        9,264,036
--------------------------------------------------------------------------
PT United Tractors Tbk (Construction & Farm
  Machinery & Heavy Trucks)(e)                  6,894,000        5,926,888
==========================================================================
                                                                22,149,515
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


ISRAEL-2.25%

Israel Discount Bank A (Diversified
  Banks)(c)(e)                                  5,958,095   $   12,519,519
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               247,558        9,483,947
==========================================================================
                                                                22,003,466
==========================================================================

LUXEMBOURG-0.95%

Millicom International Cellular S.A.
  (Wireless Telecommunication Services)(c)(i)     113,900        9,254,375
==========================================================================

MALAYSIA-3.79%

Public Bank Berhad (Diversified Banks)(e)       4,542,600       13,229,612
--------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management &
  Development)(e)                               8,831,900       21,158,853
--------------------------------------------------------------------------
YTL Corp. Berhad (Multi-Utilities)(e)           1,292,000        2,738,747
==========================================================================
                                                                37,127,212
==========================================================================

MEXICO-6.43%

America Movil S.A.B. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           209,300       10,994,529
--------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B
  (Homebuilding)(c)                             1,011,700        5,550,711
--------------------------------------------------------------------------
Corporacion Moctezuma, S.A.B. de C.V.
  (Construction Materials) (Acquired
  03/01/06; Cost $2,899,780)(b)                 1,551,600        4,533,404
--------------------------------------------------------------------------
Corporacion Moctezuma, S.A.B. de C.V.
  (Construction Materials)                        349,900        1,022,324
--------------------------------------------------------------------------
Grupo Financiero BanCrecer S.A. de
  C.V.-Series B (Other Diversified Financial
  Services)(c)(g)                                       1               --
--------------------------------------------------------------------------
Grupo Financiero Banorte S.A.B. de C.V.-Class
  O (Diversified Banks)(i)                      1,522,000        6,616,183
--------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting &
  Cable TV)                                       299,612        8,404,117
--------------------------------------------------------------------------
TV Azteca, S.A. de C.V.-CPO (Broadcasting &
  Cable TV)(i)                                  8,573,000        7,350,097
--------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V.
  (Homebuilding)(c)(i)                          2,700,500       11,280,541
--------------------------------------------------------------------------
Wal-Mart de Mexico S.A.B. de C.V.-Series V
  (Hypermarkets & Super Centers)(i)             1,829,400        7,179,096
==========================================================================
                                                                62,931,002
==========================================================================

PHILIPPINES-4.11%

First Gen Corp. (Independent Power Producers
  & Energy Traders) (Acquired 01/19/07; Cost
  $3,440,727)(b)(e)                             3,037,400        3,620,617
--------------------------------------------------------------------------
First Gen Corp. (Independent Power Producers
  & Energy Traders)(e)                          2,600,300        3,099,588
--------------------------------------------------------------------------
Philippine Long Distance Telephone Co.
  (Wireless Telecommunication Services)(e)        294,800       15,597,356
--------------------------------------------------------------------------
PNOC Energy Development Corp. (Independent
  Power Producers & Energy Traders) (Acquired
  12/04/06; Cost $236,246)(b)                   3,623,000          426,594
--------------------------------------------------------------------------

AIM Developing Markets Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------
PHILIPPINES-(CONTINUED)

PNOC Energy Development Corp. (Independent
  Power Producers & Energy Traders)(c)         27,879,000   $    3,282,641
--------------------------------------------------------------------------
SM Investments Corp. (Industrial
  Conglomerates)(e)                             1,905,260       14,149,526
==========================================================================
                                                                40,176,322
==========================================================================

RUSSIA-3.91%

LUKOIL-ADR (Integrated Oil & Gas)(j)              180,932       14,031,277
--------------------------------------------------------------------------
Mobile TeleSystems-ADR (Wireless
  Telecommunication Services)                     173,400        9,554,340
--------------------------------------------------------------------------
OAO Gazprom-REGS ADR (Integrated Oil &
  Gas)(e)                                         156,100        6,120,440
--------------------------------------------------------------------------
Vimpel-Communications-ADR (Wireless
  Telecommunication Services)(c)                   88,800        8,592,288
==========================================================================
                                                                38,298,345
==========================================================================

SOUTH AFRICA-9.70%

Anglo American PLC (Diversified Metals &
  Mining)(e)(i)                                   199,500       10,578,238
--------------------------------------------------------------------------
Barloworld Ltd. (Industrial
  Conglomerates)(e)(i)                            329,400        9,149,456
--------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)(e)                 461,600        4,777,310
--------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious
  Metals & Minerals)(e)(i)                        218,408        7,023,231
--------------------------------------------------------------------------
Massmart Holdings Ltd. (Hypermarkets & Super
  Centers)(e)                                     493,500        6,841,121
--------------------------------------------------------------------------
Naspers Ltd.-Class N (Broadcasting & Cable
  TV)(e)(i)                                       461,900       11,663,819
--------------------------------------------------------------------------
Sasol Ltd. (Integrated Oil & Gas)(e)(i)           293,800       10,087,173
--------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified
  Banks)(e)(i)                                  1,149,186       17,959,667
--------------------------------------------------------------------------
Sun International Ltd. (Casinos & Gaming)(e)      375,795        7,721,260
--------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services) (Acquired
  06/18/04; Cost $396,871)(b)(e)(i)                35,300          861,320
--------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated
  Telecommunication Services)(e)(i)               339,000        8,271,603
==========================================================================
                                                                94,934,198
==========================================================================

SOUTH KOREA-10.08%

Cheil Communications Inc. (Advertising)(e)         25,100        6,559,658
--------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(e)               67,610        7,566,357
--------------------------------------------------------------------------
Daegu Bank (Regional Banks)(e)                    605,720        9,971,863
--------------------------------------------------------------------------
Hana Financial Group Inc. (Diversified
  Banks)(e)                                       338,919       17,773,271
--------------------------------------------------------------------------
Hyundai Department Store Co., Ltd.
  (Department Stores)(e)                          181,020       18,565,211
--------------------------------------------------------------------------
Hyundai Development Co. (Construction &
  Engineering)(e)                                 205,530       11,818,827
--------------------------------------------------------------------------
Hyundai Heavy Industries Co., Ltd.
  (Construction & Farm Machinery & Heavy
  Trucks)(e)                                       19,840        5,032,476
--------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction
  & Farm Machinery & Heavy Trucks)(e)              21,430        4,323,463
--------------------------------------------------------------------------
Kookmin Bank (Diversified Banks)                   50,100        4,495,809
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------

SOUTH KOREA-(CONTINUED)

Lotte Confectionery Co., Ltd. (Packaged Foods
  & Meats)(e)                                       4,350   $    5,432,952
--------------------------------------------------------------------------
TechnoSemiChem Co., Ltd. (Commodity
  Chemicals)(e)                                   249,456        7,085,435
==========================================================================
                                                                98,625,322
==========================================================================

SWEDEN-0.72%

Oriflame Cosmetics S.A.-SDR (Personal
  Products)(e)                                    133,750        7,013,874
==========================================================================

TAIWAN-2.84%

Catcher Technology Co., Ltd. (Computer
  Storage & Peripherals)(e)                       476,560        3,625,131
--------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.
  (Electronic Manufacturing Services)(e)          697,314        4,589,466
--------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)(e)               1,030,900       12,795,724
--------------------------------------------------------------------------
Wistron Corp. (Computer Hardware)(e)            4,535,420        6,726,912
==========================================================================
                                                                27,737,233
==========================================================================

THAILAND-3.68%

Kasikornbank PCL (Diversified Banks)(e)         6,659,000       13,504,812
--------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified
  Banks)(e)                                     6,221,900       11,875,527
--------------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining &
  Marketing)(e)                                 5,685,900       10,662,513
==========================================================================
                                                                36,042,852
==========================================================================

TURKEY-2.51%

Akbank T.A.S. (Diversified Banks)(e)            1,208,439        8,725,247
--------------------------------------------------------------------------
Haci Omer Sabanci Holding A.S. (Multi-Sector
  Holdings)(e)                                  1,399,150        6,095,673
--------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil
  & Gas Refining & Marketing)(e)                  173,314        3,498,679
--------------------------------------------------------------------------
Turk Traktor ve Ziraat Makineleri A.S.
  (Construction & Farm Machinery & Heavy
  Trucks)(e)                                      558,800        6,189,353
==========================================================================
                                                                24,508,952
==========================================================================

UNITED KINGDOM-1.45%

Hikma Pharmaceuticals PLC
  (Pharmaceuticals)(e)                            943,522        7,150,736
--------------------------------------------------------------------------
Vedanta Resources PLC (Diversified Metals &
  Mining)(e)(i)                                   256,937        7,029,696
==========================================================================
                                                                14,180,432
==========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $579,928,762)                     849,881,565
==========================================================================

FOREIGN PREFERRED STOCKS-4.19%

BRAZIL-4.19%

Banco Itau Holding Financeira S.A.-Pfd.
  (Diversified Banks)                             104,300        4,041,354
--------------------------------------------------------------------------
Duratex S.A.-Pfd. (Building Products)
  (Acquired 04/12/06; Cost $1,526,459)(b)         150,000        3,345,308
--------------------------------------------------------------------------
Duratex S.A.-Pfd. (Building Products)             291,800        6,507,738
--------------------------------------------------------------------------
Lojas Americanas S.A.-Pfd. (General
  Merchandise Stores)                              98,100        6,269,903
--------------------------------------------------------------------------

AIM Developing Markets Fund

                                                 SHARES         VALUE
--------------------------------------------------------------------------
BRAZIL-(CONTINUED)

Net Servicos de Comunicacao S.A.-Pfd.
  (Broadcasting & Cable TV)(c)                    513,620   $    7,914,767
--------------------------------------------------------------------------
Petroleo Brasileiro S.A.-Pfd.-ADR (Integrated
  Oil & Gas)                                      145,000       12,936,900
==========================================================================
    Total Foreign Preferred Stocks (Cost
      $14,625,881)                                              41,015,970
==========================================================================
MONEY MARKET FUNDS-8.34%

Liquid Assets Portfolio-Institutional
  Class(k)                                     40,787,658       40,787,658
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(k)       40,787,658       40,787,658
==========================================================================
    Total Money Market Funds (Cost
      $81,575,316)                                              81,575,316
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-99.40% (Cost
  $676,129,959)                                                972,472,851
==========================================================================

--------------------------------------------------------------------------
                                                 SHARES         VALUE

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-7.21%

Liquid Assets Portfolio-Institutional
  Class(k)(l)                                  35,286,967   $   35,286,967
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(k)(l)                                  35,286,967       35,286,967
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $70,573,934)                                        70,573,934
==========================================================================
TOTAL INVESTMENTS-106.61% (Cost $746,703,893)                1,043,046,785
==========================================================================
OTHER ASSETS LESS LIABILITIES-(6.61)%                          (64,702,479)
==========================================================================
NET ASSETS-100.00%                                          $  978,344,306
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
BDR   - Brazilian Depositary Receipt
CPO   - Certificates of Ordinary Participation
GDR   - Global Depositary Receipt
Pfd.  - Preferred
REGS  - Regulation S
SDR   - Swedish Depositary Receipt

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Each unit represents one common share and four preferred shares.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $55,827,716, which represented 5.71% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Non-income producing security.
(d) Each unit represents one ordinary share and two preferred shares.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $515,450,816, which represented 52.69% of the Fund's Net Assets. See Note 1A.
(f) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2007 represented 0.53% of the Fund's Net Assets. See Note 3.
(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2007 represented less than 0.01% of the Fund's Net Assets.
(h) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at April 30, 2007 represented less than 0.01% of the Fund's Net Assets. See Note 1A.
(i) All or a portion of this security was out on loan at April 30, 2007.
(j) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The value of this security at April 30, 2007 represented 1.43% of the Fund's Net Assets. See Note 1A.
(k) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(l) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Developing Markets Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $590,563,803)*    $  885,690,772
------------------------------------------------------------
Investments in affiliates, at value (Cost
  $156,140,090)                                  157,356,013
============================================================
    Total investments (Cost $746,703,893)      1,043,046,785
============================================================
Foreign currencies, at value (Cost
  $19,671,660)                                    19,632,150
------------------------------------------------------------
Receivables for:
  Investments sold                                 8,682,102
------------------------------------------------------------
  Fund shares sold                                10,059,732
------------------------------------------------------------
  Dividends                                        3,412,393
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                19,472
------------------------------------------------------------
Other assets                                          53,046
============================================================
    Total assets                               1,084,905,680
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           32,344,795
------------------------------------------------------------
  Fund shares reacquired                           2,084,180
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  39,895
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                        70,573,934
------------------------------------------------------------
Accrued distribution fees                            308,197
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             2,265
------------------------------------------------------------
Accrued transfer agent fees                          252,051
------------------------------------------------------------
Accrued operating expenses                           956,057
============================================================
    Total liabilities                            106,561,374
============================================================
Net assets applicable to shares outstanding   $  978,344,306
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $  717,394,286
------------------------------------------------------------
Undistributed net investment income                2,568,487
------------------------------------------------------------
Undistributed net realized gain (loss)           (37,833,099)
------------------------------------------------------------
Unrealized appreciation                          296,214,632
============================================================
                                              $  978,344,306
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  763,635,545
____________________________________________________________
============================================================
Class B                                       $   77,202,211
____________________________________________________________
============================================================
Class C                                       $  119,072,424
____________________________________________________________
============================================================
Institutional Class                           $   18,434,126
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           25,979,246
____________________________________________________________
============================================================
Class B                                            2,705,831
____________________________________________________________
============================================================
Class C                                            4,178,333
____________________________________________________________
============================================================
Institutional Class                                  625,249
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        29.39
------------------------------------------------------------
  Offering price per share
    (Net asset value of $29.39 divided by
      94.50%)                                 $        31.10
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        28.53
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        28.50
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        29.48
____________________________________________________________
============================================================

* At April 30, 2007, securities with an aggregate value of $66,574,164 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Developing Markets Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $847,456)      $  8,043,609
--------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $7,500)                                              1,331,665
==========================================================================
    Total investment income                                      9,375,274
==========================================================================

EXPENSES:

Advisory fees                                                    3,815,380
--------------------------------------------------------------------------
Administrative services fees                                       105,748
--------------------------------------------------------------------------
Custodian fees                                                     531,407
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          771,859
--------------------------------------------------------------------------
  Class B                                                          349,372
--------------------------------------------------------------------------
  Class C                                                          452,313
--------------------------------------------------------------------------
Transfer agent fees                                                875,215
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   417
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           19,411
--------------------------------------------------------------------------
Other                                                              178,470
==========================================================================
    Total expenses                                               7,099,592
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                    (324,049)
==========================================================================
    Net expenses                                                 6,775,543
==========================================================================
Net investment income                                            2,599,731
==========================================================================

REALIZED AND UNREALIZED GAIN FROM:

Net realized gain from:
  Investment securities                                         52,191,601
--------------------------------------------------------------------------
  Foreign currencies                                               242,124
==========================================================================
                                                                52,433,725
==========================================================================
Change in net unrealized appreciation of:
  Investment securities (net of estimated tax on foreign
    investments held of $(162,559) -- Note 1J)                 107,770,812
--------------------------------------------------------------------------
  Foreign currencies                                                 6,819
==========================================================================
                                                               107,777,631
==========================================================================
Net realized and unrealized gain                               160,211,356
==========================================================================
Net increase in net assets resulting from operations          $162,811,087
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Developing Markets Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2007             2006
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  2,599,731     $  2,144,067
--------------------------------------------------------------------------------------------
  Net realized gain                                             52,433,725       77,812,335
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                        107,777,631       68,006,339
============================================================================================
    Net increase in net assets resulting from operations       162,811,087      147,962,741
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (1,310,192)      (1,870,432)
--------------------------------------------------------------------------------------------
  Class B                                                               --          (87,623)
--------------------------------------------------------------------------------------------
  Class C                                                               --          (42,557)
--------------------------------------------------------------------------------------------
  Institutional Class                                              (58,727)          (2,313)
============================================================================================
    Decrease in net assets resulting from distributions         (1,368,919)      (2,002,925)
============================================================================================
Share transactions-net:
  Class A                                                      134,512,735      117,009,122
--------------------------------------------------------------------------------------------
  Class B                                                        1,702,392       10,643,675
--------------------------------------------------------------------------------------------
  Class C                                                       35,676,934       43,745,216
--------------------------------------------------------------------------------------------
  Institutional Class                                            8,008,759        7,252,902
============================================================================================
    Net increase in net assets resulting from share
     transactions                                              179,900,820      178,650,915
============================================================================================
    Net increase in net assets                                 341,342,988      324,610,731
============================================================================================

NET ASSETS:

  Beginning of period                                          637,001,318      312,390,587
============================================================================================
  End of period (including undistributed net investment
    income of $2,568,487 and $1,337,675, respectively)        $978,344,306     $637,001,318
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Developing Markets Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Developing Markets Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's primary investment objective is long-term growth of capital with a secondary objective of income.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Developing Markets Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Developing Markets Fund

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.975%
--------------------------------------------------------------------
Next $500 million                                             0.95%
--------------------------------------------------------------------
Next $500 million                                             0.925%
--------------------------------------------------------------------
Over $1.5 billion                                             0.90%
 ___________________________________________________________________
====================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.75%, 2.50%, 2.50% and 1.50% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (n/k/a INVESCO PLC) ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $232,361.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $254.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

AIM Developing Markets Fund


    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $140,371 in front-end sales commissions from the sale of Class A shares and $8,982, $39,293 and $22,627 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $14,287,267      $ 88,143,234      $ (61,642,843)          $--          $40,787,658     $  622,729        $--
-----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class            14,287,267        88,143,234        (61,642,843)          --            40,787,658        625,738        --
===================================================================================================================================
  Subtotal        $28,574,534      $176,286,468      $(123,285,686)          $--          $81,575,316     $1,248,467        $--
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $37,108,273      $ 86,971,086      $ (88,792,392)      $       --       $35,286,967     $  3,749       $    --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            37,108,273        86,971,086        (88,792,392)              --        35,286,967        3,751            --
==================================================================================================================================
  Subtotal        $74,216,546      $173,942,172      $(177,584,784)      $       --       $70,573,934     $  7,500       $    --
==================================================================================================================================

* Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended April 30, 2007

                                                                         CHANGE IN
                     VALUE          PURCHASES          PROCEEDS          UNREALIZED          VALUE         DIVIDEND      REALIZED
                   10/31/06          AT COST          FROM SALES        APPRECIATION       04/30/07         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Yantai North
  Andre Juice
  Co.
  Ltd.-Class H
  (Cost
  $3,990,840)    $  3,216,106      $    575,491      $          --       $1,415,166      $  5,206,763     $   75,698        $--
===================================================================================================================================
  Total
    Investments
    in
    Affiliates   $106,007,186      $350,804,131      $(300,870,470)      $1,415,166      $157,356,013     $1,331,665        $--
___________________________________________________________________________________________________________________________________
===================================================================================================================================

AIM Developing Markets Fund

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $91,434.

NOTE 5--TRUSTEES' AND OFFICERS' FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $4,277 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

    At April 30, 2007, securities with an aggregate value of $66,574,164 were on loan to brokers. The loans were secured by cash collateral of $70,573,934 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $7,500 for securities lending transactions, which are net of compensation to counterparties.

AIM Developing Markets Fund

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2006 to utilizing $78,906,159 of capital loss carryforward in the fiscal year ended October 31, 2007.

    The Fund had a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2007                                                 $ 8,645,765
-----------------------------------------------------------------------------
October 31, 2008                                                  14,769,982
-----------------------------------------------------------------------------
October 31, 2009                                                  59,191,537
-----------------------------------------------------------------------------
October 31, 2010                                                   7,382,001
-----------------------------------------------------------------------------
October 31, 2012                                                       9,980
=============================================================================
Total capital loss carryforward                                  $89,999,265
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $310,674,089 and $178,334,730, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $304,729,261
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (8,637,923)
==============================================================================
Net unrealized appreciation of investment securities             $296,091,338
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $746,955,447.

AIM Developing Markets Fund

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2007(A)              OCTOBER 31, 2006
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      7,778,992    $212,328,638    11,696,334    $ 252,752,508
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        519,156      13,557,517     1,875,366       38,551,820
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,821,098      47,907,553     3,330,928       69,840,874
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            311,607       8,555,438       336,833        7,341,257
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         43,748       1,142,255        87,544        1,630,935
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --         4,342           79,163
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --         2,097           38,175
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              2,243          58,640           124            2,313
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        167,773       4,568,926       327,986        7,111,628
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (172,647)     (4,568,926)     (336,300)      (7,111,628)
=======================================================================================================================
Reacquired:(b)
  Class A                                                     (3,124,052)    (83,527,083)   (6,796,226)    (144,485,949)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (279,526)     (7,286,199)   (1,005,717)     (20,875,680)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (472,485)    (12,230,620)   (1,255,931)     (26,133,833)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (22,579)       (605,319)       (4,416)         (90,668)
=======================================================================================================================
                                                               6,573,328    $179,900,820     8,262,964    $ 178,650,915
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 24% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $33,291, $3,731, $4,964 and $699 for Class A, Class B, Class C and Institutional Class shares, respectively, for the six months ended April 30, 2007 and $93,189, $12,401, $10,874 and $861 for Class A, Class B, Class C and Institutional Class shares, respectively, for the year ended October 31, 2006.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM Developing Markets Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                         CLASS A
                                                        -------------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED                           YEAR ENDED OCTOBER 31,
                                                        APRIL 30,        --------------------------------------------------------
                                                          2007             2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  23.80        $  16.81    $  12.71    $  10.52    $   6.96    $   6.32
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                            0.10            0.12        0.09        0.02        0.04       (0.01)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                              5.55            6.98        4.01        2.19        3.52        0.74
=================================================================================================================================
    Total from investment operations                         5.65            7.10        4.10        2.21        3.56        0.73
=================================================================================================================================
Less dividends from net investment income                   (0.06)          (0.11)         --       (0.02)         --       (0.09)
=================================================================================================================================
Redemption fees added to shares of beneficial interest       0.00            0.00        0.00        0.00          --          --
=================================================================================================================================
Net asset value, end of period                           $  29.39        $  23.80    $  16.81    $  12.71    $  10.52    $   6.96
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                             23.77%          42.45%      32.26%      21.05%      51.15%      11.37%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                 $763,636        $502,546    $265,583    $197,848    $209,221    $123,812
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements             1.59%(c)        1.74%       1.83%       2.00%       2.00%       1.84%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements          1.65%(c)        1.80%       1.98%       2.22%       2.33%       2.35%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     0.78%(c)        0.57%       0.62%       0.16%       0.44%      (0.07)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                     24%             51%         40%         49%        100%        109%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $622,604,579.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Developing Markets Fund


                                                                                           CLASS B
                                                             --------------------------------------------------------------------
                                                             SIX MONTHS
                                                              ENDED                         YEAR ENDED OCTOBER 31,
                                                             APRIL 30,        ---------------------------------------------------
                                                               2007            2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 23.14         $ 16.40    $ 12.48    $ 10.36    $  6.89    $  6.25
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                0.00           (0.04)     (0.01)     (0.04)     (0.01)     (0.05)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)         5.39            6.81       3.93       2.16       3.48       0.73
=================================================================================================================================
    Total from investment operations                             5.39            6.77       3.92       2.12       3.47       0.68
=================================================================================================================================
Less dividends from net investment income                          --           (0.04)        --         --         --      (0.04)
=================================================================================================================================
Redemption fees added to shares of beneficial interest           0.00            0.01       0.00       0.00         --         --
=================================================================================================================================
Net asset value, end of period                                $ 28.53         $ 23.14    $ 16.40    $ 12.48    $ 10.36    $  6.89
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 23.29%          41.38%     31.41%     20.46%     50.36%     10.85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $77,202         $61,055    $34,456    $26,447    $30,111    $31,465
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.34%(c)        2.49%      2.50%      2.52%      2.53%      2.38%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.40%(c)        2.55%      2.65%      2.74%      2.86%      2.89%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets      0.03%(c)       (0.18)%    (0.05)%    (0.36)%    (0.08)%    (0.61)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         24%             51%        40%        49%       100%       109%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $70,453,385.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Developing Markets Fund


                                                                                           CLASS C
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                       YEAR ENDED OCTOBER 31,
                                                              APRIL 30,        ------------------------------------------------
                                                                2007            2006       2005       2004      2003      2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  23.12        $ 16.38    $ 12.46    $10.34    $ 6.88    $ 6.25
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                  0.00          (0.04)     (0.01)    (0.04)    (0.01)    (0.05)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           5.38           6.81       3.93      2.16      3.47      0.72
===============================================================================================================================
    Total from investment operations                               5.38           6.77       3.92      2.12      3.46      0.67
===============================================================================================================================
Less dividends from net investment income                            --          (0.04)        --        --        --     (0.04)
===============================================================================================================================
Redemption fees added to shares of beneficial interest             0.00           0.01       0.00      0.00        --        --
===============================================================================================================================
Net asset value, end of period                                 $  28.50        $ 23.12    $ 16.38    $12.46    $10.34    $ 6.88
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                   23.27%         41.43%     31.46%    20.50%    50.29%    10.69%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $119,072        $65,416    $12,327    $6,222    $4,361    $2,557
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   2.34%(c)       2.49%      2.50%     2.52%     2.53%     2.38%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                2.40%(c)       2.55%      2.65%     2.74%     2.86%     2.89%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets        0.03%(c)      (0.18)%    (0.05)%   (0.36)%   (0.08)%   (0.61)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(d)                                           24%            51%        40%       49%      100%      109%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $91,212,279.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Developing Markets Fund


                                                                            INSTITUTIONAL CLASS
                                                              -----------------------------------------------
                                                                                             OCTOBER 25, 2005
                                                              SIX MONTHS                     (DATE SALES
                                                               ENDED           YEAR ENDED    COMMENCED) TO
                                                              APRIL 30,        OCTOBER       OCTOBER 31,
                                                                2007           31, 2006         2005
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 23.91           $16.81          $ 16.64
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.17             0.24             0.00
-------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          5.55             6.98             0.17
=============================================================================================================
    Total from investment operations                              5.72             7.22             0.17
=============================================================================================================
Less dividends from net investment income                        (0.15)           (0.13)              --
=============================================================================================================
Redemption fees added to shares of beneficial interest            0.00             0.01             0.00
=============================================================================================================
Net asset value, end of period                                 $ 29.48           $23.91          $ 16.81
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                  24.03%           43.20%            1.02%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $18,434           $7,984          $    24
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.12%(c)         1.23%            1.34%(d)
-------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.18%(c)         1.28%            1.45%(d)
=============================================================================================================
Ratio of net investment income to average net assets              1.24%(c)         1.07%            1.11%(d)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(e)                                          24%              51%              40%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $12,466,546.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Developing Markets Fund

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.


    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Developing Markets Fund

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions; and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions, and
funds. The example is based on an            The table below also provides information    redemption fees, if any. Therefore, the
investment of $1,000 invested at the         about hypothetical account values and        hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
entire period November 1, 2006, through      actual expense ratio and an assumed rate     help you determine the relative total
April 30, 2007.                              of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,238.10              $ 8.82        $1,016.91            $ 7.95             1.59%
   B                1,000.00               1,233.40               12.96         1,013.19             11.68             2.34
   C                1,000.00               1,232.70               12.95         1,013.19             11.68             2.34

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM DEVELOPING MARKETS FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING              EXPENSES        ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,240.70               $6.22        $1,019.24             $5.61             1.12%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM             DVM-INS-2                A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear quarterly statements, tax forms, fund reports, and  in the Fund's semiannual and annual reports to share-holders. For the first and
prospectuses are available, we will send you an     third quarters, the Fund files the lists with the Securities and Exchange
e-mail notification containing links to these       Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec. gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and
   postage.                                         002-25469.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without
o  gain access to your documents faster by not      charge, upon request, from our Client Services department at 800-959-4246 or on
   waiting for the mail.                            the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on
                                                    AIM Funds Proxy Policy. The information is also available on the SEC Web
o  view your documents online anytime at your       site, sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab,click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1.  Log in to your account.

2.  Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    DVM-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                           AIM GLOBAL HEALTH CARE FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

SECTOR EQUITY

Sectors

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    6
Notes to Financial Statements ............    9
Financial Highlights .....................   16
Fund Expenses ............................   20

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM GLOBAL HEALTH CARE FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.
   [CROCKETT
     PHOTO]                                     The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved
Bruce L. Crockett                            for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31, 2004.
                                             (1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds'
                                             performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Global Health Care Fund

PORTFOLIO COMPOSITION

By industry, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Pharmaceuticals                                   32.4%
---------------------------------------------------------
Biotechnology                                     24.1
---------------------------------------------------------
Health Care Equipment                             12.4
---------------------------------------------------------
Life Sciences Tools & Services                    10.4
---------------------------------------------------------
Managed Health Care                                6.3
---------------------------------------------------------
Health Care Services                               4.8
---------------------------------------------------------
Six Other Industries, Each Less Than 3.0% of
  Portfolio                                        7.3
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      2.3
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-76.35%

BIOTECHNOLOGY-24.06%

Acadia Pharmaceuticals Inc.(a)                    463,315   $    6,328,883
--------------------------------------------------------------------------
Affymax Inc.(a)(b)                                 70,143        2,487,271
--------------------------------------------------------------------------
Altus Pharmaceuticals Inc.(a)                     247,589        3,666,793
--------------------------------------------------------------------------
Amgen Inc.(a)                                     750,742       48,152,592
--------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.(a)(b)                 324,756        4,231,571
--------------------------------------------------------------------------
Array BioPharma Inc.(a)                           274,009        3,822,426
--------------------------------------------------------------------------
Avigen, Inc.(a)                                   431,422        2,868,956
--------------------------------------------------------------------------
Biogen Idec Inc.(a)                               334,912       15,811,195
--------------------------------------------------------------------------
BioMarin Pharmaceutical Inc.(a)                   685,053       11,070,456
--------------------------------------------------------------------------
Celgene Corp.(a)                                  429,328       26,257,700
--------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(a)                   330,690        7,093,300
--------------------------------------------------------------------------
Encysive Pharmaceuticals Inc.(a)(b)               451,315        1,502,879
--------------------------------------------------------------------------
Evolutionary Genomics / GenoPlex, Inc.
  (Acquired 09/15/97-06/25/98; Cost
  $408,490)(a)(c)(d)(e)                         3,663,120                0
--------------------------------------------------------------------------
Genentech, Inc.(a)                                180,078       14,404,476
--------------------------------------------------------------------------
Genzyme Corp.(a)                                  723,795       47,271,051
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          525,780       42,966,742
--------------------------------------------------------------------------
Human Genome Sciences, Inc.(a)(b)                 635,311        6,842,299
--------------------------------------------------------------------------
ImClone Systems Inc.(a)                           374,549       15,689,858
--------------------------------------------------------------------------
Incyte Corp.(a)(b)                                677,019        5,219,816
--------------------------------------------------------------------------
InterMune, Inc.(a)(b)                             130,244        3,765,354
--------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.(a)                 366,838        3,741,748
--------------------------------------------------------------------------
Mannkind Corp.(a)(b)                              257,077        3,737,900
--------------------------------------------------------------------------
Medarex, Inc.(a)                                  937,504       12,834,430
--------------------------------------------------------------------------
Myriad Genetics, Inc.(a)                          168,185        6,147,162
--------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc.(a)(b)                  394,198       10,548,738
--------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.(a)                      101,291        3,514,798
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------

BIOTECHNOLOGY-(CONTINUED)

Panacos Pharmaceuticals Inc.(a)(b)                983,151   $    4,679,799
--------------------------------------------------------------------------
PDL BioPharma Inc.(a)                             314,237        7,937,627
--------------------------------------------------------------------------
Theravance, Inc.(a)                               131,825        4,367,362
--------------------------------------------------------------------------
TorreyPines Therapeutics Inc.(a)                   11,015           74,682
--------------------------------------------------------------------------
United Therapeutics Corp.(a)(b)                   327,491       18,310,022
--------------------------------------------------------------------------
Vanda Pharmaceuticals Inc.(a)                     196,028        4,216,562
--------------------------------------------------------------------------
Vertex Pharmaceuticals Inc.(a)                    290,728        8,936,979
--------------------------------------------------------------------------
ZymoGenetics, Inc.(a)(b)                          893,127       13,361,180
==========================================================================
                                                               371,862,607
==========================================================================

HEALTH CARE DISTRIBUTORS-0.46%

Animal Health International, Inc.(a)              539,691        7,210,272
==========================================================================

HEALTH CARE EQUIPMENT-10.82%

Baxter International Inc.                         276,002       15,629,993
--------------------------------------------------------------------------
Cytyc Corp.(a)                                    670,411       23,618,580
--------------------------------------------------------------------------
Dexcom Inc.(a)(b)                                 851,705        6,788,089
--------------------------------------------------------------------------
EPIX Pharmaceuticals Inc.(a)                      106,602          717,431
--------------------------------------------------------------------------
Foxhollow Technologies Inc.(a)                    366,788        8,175,705
--------------------------------------------------------------------------
Hospira, Inc.(a)                                  392,507       15,916,159
--------------------------------------------------------------------------
Medtronic, Inc.                                   296,641       15,701,208
--------------------------------------------------------------------------
NxStage Medical, Inc.(a)(b)                       577,238        7,654,176
--------------------------------------------------------------------------
Respironics, Inc.(a)                              659,511       26,881,668
--------------------------------------------------------------------------
Sensys Medical, Inc. (Acquired
  04/23/04-08/09/06; Cost $1,302)(a)(c)(d)(e)       8,750              875
--------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         399,609       17,099,269
--------------------------------------------------------------------------
Symmetry Medical Inc.(a)                          454,123        7,715,550
--------------------------------------------------------------------------
Thoratec Corp.(a)                                 535,383       10,504,214
--------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   256,546       10,828,807
==========================================================================
                                                               167,231,724
==========================================================================

AIM Global Health Care Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

HEALTH CARE FACILITIES-1.34%

Assisted Living Concepts Inc.-Class A(a)          743,899   $    9,112,763
--------------------------------------------------------------------------
Kindred Healthcare, Inc.(a)                       332,419       11,608,071
==========================================================================
                                                                20,720,834
==========================================================================

HEALTH CARE SERVICES-4.80%

DaVita, Inc.(a)                                   421,324       23,008,504
--------------------------------------------------------------------------
Express Scripts, Inc.(a)                          290,559       27,762,913
--------------------------------------------------------------------------
HMS Holdings Corp.(a)                             506,733       11,229,203
--------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           154,363       12,185,415
==========================================================================
                                                                74,186,035
==========================================================================

HEALTH CARE SUPPLIES-0.82%

Cooper Cos., Inc. (The)                           249,264       12,737,390
==========================================================================

HEALTH CARE TECHNOLOGY-1.57%

Eclipsys Corp.(a)                                 556,493       10,428,679
--------------------------------------------------------------------------
TriZetto Group, Inc. (The)(a)                     330,956        6,447,023
--------------------------------------------------------------------------
Vital Images, Inc.(a)                             240,595        7,424,761
==========================================================================
                                                                24,300,463
==========================================================================

INDUSTRIAL CONGLOMERATES-1.52%

Tyco International Ltd.                           720,138       23,498,103
==========================================================================

LIFE SCIENCES TOOLS & SERVICES-9.13%

Applera Corp.-Applied Biosystems Group            509,161       15,906,190
--------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                         376,269       17,820,100
--------------------------------------------------------------------------
Invitrogen Corp.(a)                               354,632       23,217,757
--------------------------------------------------------------------------
Millipore Corp.(a)                                234,562       17,317,712
--------------------------------------------------------------------------
PAREXEL International Corp.(a)                    177,495        6,972,004
--------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.          812,058       29,290,932
--------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(a)                 449,596       23,405,968
--------------------------------------------------------------------------
Varian Inc.(a)                                    123,689        7,169,014
==========================================================================
                                                               141,099,677
==========================================================================

MANAGED HEALTH CARE-6.31%

Aetna Inc.                                        257,957       12,093,024
--------------------------------------------------------------------------
Aveta, Inc. (Acquired 12/21/05; Cost
  $10,877,598)(a)(d)                              805,748        6,445,984
--------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     202,731       11,723,934
--------------------------------------------------------------------------
Health Net Inc.(a)                                350,020       18,922,081
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           660,603       35,051,595
--------------------------------------------------------------------------
WellPoint Inc.(a)                                 168,033       13,269,566
==========================================================================
                                                                97,506,184
==========================================================================

PERSONAL PRODUCTS-0.73%

Herbalife Ltd.(a)                                 280,606       11,249,495
==========================================================================

PHARMACEUTICALS-14.79%

Adams Respiratory Therapeutics, Inc.(a)(b)        481,519       18,061,778
--------------------------------------------------------------------------
Allergan, Inc.                                    196,522       23,818,466
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------

PHARMACEUTICALS-(CONTINUED)

Cadence Pharmaceuticals, Inc.(a)(b)               406,408   $    6,591,938
--------------------------------------------------------------------------
Endo Pharmaceuticals Holdings Inc.(a)             258,520        7,998,609
--------------------------------------------------------------------------
Inspire Pharmaceuticals, Inc.(a)                  592,747        4,534,514
--------------------------------------------------------------------------
Johnson & Johnson                                 622,713       39,990,629
--------------------------------------------------------------------------
Lilly (Eli) and Co.                               276,674       16,359,734
--------------------------------------------------------------------------
Matrixx Initiatives, Inc.(a)(b)                   305,548        5,499,864
--------------------------------------------------------------------------
Medicines Co. (The)(a)                            130,753        2,978,553
--------------------------------------------------------------------------
Oculus Innovative Sciences, Inc.(a)(b)            195,900        1,200,867
--------------------------------------------------------------------------
Pfizer Inc.                                     1,660,884       43,946,991
--------------------------------------------------------------------------
POZEN Inc.(a)(b)                                  229,030        3,336,967
--------------------------------------------------------------------------
Sepracor Inc.(a)                                  128,762        6,911,944
--------------------------------------------------------------------------
Warner Chilcott Ltd.-Class A(a)                   482,530        8,130,630
--------------------------------------------------------------------------
Wyeth                                             706,922       39,234,171
==========================================================================
                                                               228,595,655
==========================================================================
    Total Domestic Common Stocks (Cost
      $964,057,248)                                          1,180,198,439
==========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-20.74%

CANADA-1.62%

Cardiome Pharma Corp. (Pharmaceuticals)(a)        581,596        5,437,923
--------------------------------------------------------------------------
MDS Inc. (Life Sciences Tools & Services)       1,036,420       19,656,402
==========================================================================
                                                                25,094,325
==========================================================================

FRANCE-3.12%

Ipsen S.A. (Pharmaceuticals)(f)                   366,240       19,444,464
--------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)(f)               313,000       28,741,350
==========================================================================
                                                                48,185,814
==========================================================================

GERMANY-2.33%

Merck KGaA (Pharmaceuticals)(b)(f)                171,007       22,767,965
--------------------------------------------------------------------------
Rhoen-Klinikum A.G. (Health Care
  Facilities)(f)                                  219,401       13,193,438
==========================================================================
                                                                35,961,403
==========================================================================

JAPAN-1.40%

Eisai Co., Ltd. (Pharmaceuticals)(b)(f)           209,700        9,966,425
--------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals)(b)(f)      598,120       11,670,970
==========================================================================
                                                                21,637,395
==========================================================================

SWITZERLAND-9.26%

Novartis A.G.-ADR (Pharmaceuticals)             1,077,078       62,567,461
--------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(b)(f)        427,485       80,638,145
==========================================================================
                                                               143,205,606
==========================================================================

UNITED KINGDOM-3.01%

AstraZeneca PLC-ADR (Pharmaceuticals)             212,749       11,554,398
--------------------------------------------------------------------------
Shire PLC-ADR (Pharmaceuticals)                   276,911       19,353,310
--------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Equipment)(f)   1,253,020       15,671,182
==========================================================================
                                                                46,578,890
==========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $222,836,593)                     320,663,433
==========================================================================

AIM Global Health Care Fund


                                                 SHARES         VALUE
--------------------------------------------------------------------------

PREFERRED STOCKS-0.61%

BIOTECHNOLOGY-0.03%

Athersys Inc.-Series F, Conv. Pfd. (Acquired
  04/17/00; Cost $10,000,000)(a)(c)(d)(e)         833,333   $      470,585
--------------------------------------------------------------------------
Ingenex, Inc.-Series B, Pfd. (Acquired
  09/27/94; Cost $1,200,000)(a)(c)(d)(e)(g)       206,110                0
==========================================================================
                                                                   470,585
==========================================================================

HEALTH CARE DISTRIBUTORS-0.04%

Locus Pharmaceuticals, Inc.,
  Series C, Pfd., (Acquired 11/21/00; Cost
  $4,500,000)(a)(c)(d)(e)                       2,000,000          522,000
--------------------------------------------------------------------------
  Series D, Pfd., (Acquired 09/06/01; Cost
  $2,352,940)(a)(c)(d)(e)                         588,235          153,529
==========================================================================
                                                                   675,529
==========================================================================

HEALTH CARE EQUIPMENT-0.53%

Intact Medical Corp.-Series C, Pfd. (Acquired
  03/26/01; Cost $2,000,001)(a)(c)(d)(e)        2,439,026        1,664,635
--------------------------------------------------------------------------
Masimo Corp.,
  Series C, Pfd., (Acquired 10/07/98; Cost
  $1,000,000)(a)(c)(d)(e)                         125,000        3,812,500
--------------------------------------------------------------------------
  Series F, Conv. Pfd., (Acquired 09/14/99;
  Cost $174,999)(a)(c)(d)(e)                       15,909          485,225
--------------------------------------------------------------------------
Sensys Medical, Inc.,
  Series A-2, Pfd., (Acquired
  02/25/98-09/30/05; Cost
  $7,627,993)(a)(c)(d)(e)                       2,173,209        1,890,692
--------------------------------------------------------------------------
  Series B, Conv. Pfd., (Acquired
  03/16/05-01/12/07; Cost
  $245,305)(a)(c)(d)(e)                           282,004          245,343
==========================================================================
                                                                 8,098,395
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------


PHARMACEUTICALS-0.01%

BioImagene, Inc.-Series B-2, Pfd. (Acquired
  05/24/01; Cost $2,700,000)(a)(c)(d)(e)          187,734   $      188,673
==========================================================================
    Total Preferred Stocks (Cost $31,801,238)                    9,433,182
==========================================================================

MONEY MARKET FUNDS-2.62%

Liquid Assets Portfolio-Institutional
  Class(h)                                     20,215,473       20,215,473
--------------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)       20,215,473       20,215,473
==========================================================================
    Total Money Market Funds (Cost
      $40,430,946)                                              40,430,946
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-100.32% (Cost
  $1,259,126,025)                                            1,550,726,000
==========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-10.61%

Liquid Assets Portfolio-Institutional
  Class(h)(i)                                  82,003,784       82,003,784
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(h)(i)                                  82,003,784       82,003,784
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $164,007,568)                                      164,007,568
==========================================================================
TOTAL INVESTMENTS-110.93% (Cost
  $1,423,133,593)                                            1,714,733,568
==========================================================================
OTHER ASSETS LESS LIABILITIES-(10.93)%                        (168,943,918)
==========================================================================
NET ASSETS-100.00%                                          $1,545,789,650
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Conv.  - Convertible
Pfd.   - Preferred

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) All or a portion of this security was out on loan at April 30, 2007.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2007 was $9,434,057, which represented 0.61% of the Fund's Net Assets. See Note 1A.
(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $15,880,041, which represented 1.03% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.
(e) Security is considered venture capital.
(f) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $202,093,939, which represented 13.07% of the Fund's Net Assets. See Note 1A.
(g) Affiliated company. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2007 represented 0.00% of the Fund's Net Assets. See Note 3.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Health Care Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $1,217,495,079)*  $1,510,295,054
------------------------------------------------------------
Investments in affiliates, at value (Cost
  $205,638,514)                                  204,438,514
============================================================
    Total investments (Cost $1,423,133,593)    1,714,733,568
============================================================
Foreign currencies, at value (Cost
  $2,019,517)                                      2,020,742
------------------------------------------------------------
Receivables for:
  Investments sold                                 7,164,500
------------------------------------------------------------
  Fund shares sold                                   807,513
------------------------------------------------------------
  Dividends                                        1,610,607
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               259,498
------------------------------------------------------------
Other assets                                         219,985
============================================================
    Total assets                               1,726,816,413
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            5,928,790
------------------------------------------------------------
  Fund shares reacquired                           2,715,600
------------------------------------------------------------
  Foreign currency contracts                       6,535,491
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 370,126
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       164,007,568
------------------------------------------------------------
Accrued distribution fees                            400,855
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             3,587
------------------------------------------------------------
Accrued transfer agent fees                          554,351
------------------------------------------------------------
Accrued operating expenses                           510,395
============================================================
    Total liabilities                            181,026,763
============================================================
Net assets applicable to shares outstanding   $1,545,789,650
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,183,622,629
------------------------------------------------------------
Undistributed net investment income (loss)        (3,265,528)
------------------------------------------------------------
Undistributed net realized gain                   80,254,609
------------------------------------------------------------
Unrealized appreciation                          285,177,940
============================================================
                                              $1,545,789,650
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  659,927,599
____________________________________________________________
============================================================
Class B                                       $  132,313,697
____________________________________________________________
============================================================
Class C                                       $   42,450,324
____________________________________________________________
============================================================
Investor Class                                $  711,098,030
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           21,614,513
____________________________________________________________
============================================================
Class B                                            4,908,063
____________________________________________________________
============================================================
Class C                                            1,573,501
____________________________________________________________
============================================================
Investor Class                                    23,285,293
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        30.53
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $30.53 divided by
    94.50%)                                   $        32.31
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        26.96
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        26.98
____________________________________________________________
============================================================
Investor Class:
  Net asset value and offering price per
    share                                     $        30.54
____________________________________________________________
============================================================

* At April 30, 2007, securities with an aggregate value of $156,418,066 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Health Care Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $586,912)      $  5,451,306
--------------------------------------------------------------------------
Dividends from affiliates (includes securities lending
  income of $194,502)                                              573,998
==========================================================================
    Total investment income                                      6,025,304
==========================================================================

EXPENSES:

Advisory fees                                                    4,389,640
--------------------------------------------------------------------------
Administrative services fees                                       176,669
--------------------------------------------------------------------------
Custodian fees                                                      73,923
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          657,194
--------------------------------------------------------------------------
  Class B                                                          658,945
--------------------------------------------------------------------------
  Class C                                                          201,795
--------------------------------------------------------------------------
  Investor Class                                                   886,237
--------------------------------------------------------------------------
Transfer agent fees                                              1,806,116
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           30,752
--------------------------------------------------------------------------
Other                                                              294,909
==========================================================================
    Total expenses                                               9,176,180
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (81,425)
==========================================================================
    Net expenses                                                 9,094,755
==========================================================================
Net investment income (loss)                                    (3,069,451)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities (includes net gains from securities
    sold to affiliates of $175,841)                             90,690,332
--------------------------------------------------------------------------
  Foreign currencies                                               (19,257)
--------------------------------------------------------------------------
  Foreign currency contracts                                     3,635,925
==========================================================================
                                                                94,307,000
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         24,851,901
--------------------------------------------------------------------------
  Foreign currencies                                                  (137)
--------------------------------------------------------------------------
  Foreign currency contracts                                   (10,692,329)
==========================================================================
                                                                14,159,435
==========================================================================
Net realized and unrealized gain                               108,466,435
==========================================================================
Net increase in net assets resulting from operations          $105,396,984
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Health Care Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2007              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (3,069,451)   $   (8,554,689)
----------------------------------------------------------------------------------------------
  Net realized gain                                               94,307,000       139,545,820
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)            14,159,435        (9,766,453)
==============================================================================================
    Net increase in net assets resulting from operations         105,396,984       121,224,678
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (50,369,565)      (17,233,165)
----------------------------------------------------------------------------------------------
  Class B                                                        (14,418,131)       (5,229,262)
----------------------------------------------------------------------------------------------
  Class C                                                         (4,422,169)       (1,560,543)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (69,356,328)      (24,873,030)
==============================================================================================
    Decrease in net assets resulting from distributions         (138,566,193)      (48,896,000)
==============================================================================================
Share transactions-net:
  Class A                                                        131,233,889       (40,904,171)
----------------------------------------------------------------------------------------------
  Class B                                                         (1,472,677)      (20,671,331)
----------------------------------------------------------------------------------------------
  Class C                                                          1,520,383        (4,768,512)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (12,422,782)     (107,480,024)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          118,858,813      (173,824,038)
==============================================================================================
    Net increase (decrease) in net assets                         85,689,604      (101,495,360)
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,460,100,046     1,561,595,406
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(3,265,528) and $(196,077),
    respectively)                                             $1,545,789,650    $1,460,100,046
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Global Health Care Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Health Care Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

AIM Global Health Care Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.   RISKS INVOLVED IN INVESTING IN THE FUND -- Single
     Sector/Non-Diversified -- The Fund's investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund's investments may tend to rise and fall more rapidly.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a

AIM Global Health Care Fund

     foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. COVERED CALL OPTIONS WRITTEN -- The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

M. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

N. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $350 million                                            0.75%
--------------------------------------------------------------------
Next $350 million                                             0.65%
--------------------------------------------------------------------
Next $1.3 billion                                             0.55%
--------------------------------------------------------------------
Next $2 billion                                               0.45%
--------------------------------------------------------------------
Next $2 billion                                               0.40%
--------------------------------------------------------------------
Next $2 billion                                               0.375%
--------------------------------------------------------------------
Over $8 billion                                               0.35%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $2,484.

    At the request of the Trustees of the Trust, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP reimbursed expenses of the Fund in the amount of $376.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A,

AIM Global Health Care Fund

Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $40,754 in front-end sales commissions from the sale of Class A shares and $1,378, $51,428 and $2,205 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $10,405,502      $118,767,935      $(108,957,964)        $   --         $20,215,473     $190,169       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class            10,405,502       118,767,935       (108,957,964)            --          20,215,473      189,327           --
==================================================================================================================================
  Subtotal        $20,811,004      $237,535,870      $(217,915,928)        $   --         $40,430,946     $379,496       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07       INCOME(A)    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $ 8,025,662      $171,720,313      $ (97,742,191)        $   --        $ 82,003,784     $ 97,237       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class             8,025,662       171,720,313        (97,742,191)            --          82,003,784       97,265           --
==================================================================================================================================
  Subtotal        $16,051,324      $343,440,626      $(195,484,382)        $   --        $164,007,568     $194,502       $   --
==================================================================================================================================

(a)  Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended April 30, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
                   10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Ingenex
  Inc.-Series
  B, Pfd.
  (Cost
  $600,000)       $        --      $    600,000(b)   $          --       $(600,000)      $         --     $     --       $   --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $36,862,328      $581,576,496      $(413,400,310)      $(600,000)      $204,438,514     $573,998       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

(b) Acquired through a plan of reorganization with AIM Advantage Health Sciences Fund (See Note 12).

AIM Global Health Care Fund

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2007, the Fund engaged in securities sales of $548,415, which resulted in net realized gains of $175,841.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $78,565.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $6,365 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

AIM Global Health Care Fund


    At April 30, 2007, securities with an aggregate value of $156,418,066 were on loan to brokers. The loans were secured by cash collateral of $164,007,568 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2007, the Fund received dividends on cash collateral investments of $194,502 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--FOREIGN CURRENCY CONTRACTS

                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                   CONTRACT TO                                       UNREALIZED
SETTLEMENT                                            -------------------------------------         VALUE           APPRECIATION
DATE                                                         DELIVER             RECEIVE           04/30/07        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
05/08/07                                              CHF  149,000,000    USD   120,785,391      $123,456,312       $(2,670,921)
---------------------------------------------------------------------------------------------------------------------------------
05/08/07                                              EUR   57,950,000    USD    75,740,491        79,107,649        (3,367,158)
---------------------------------------------------------------------------------------------------------------------------------
05/08/07                                              GBP   14,770,000    USD    28,120,425        28,533,733          (413,308)
=================================================================================================================================
  Total open foreign currency contracts                                                                             $(6,451,387)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

                                         CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                    CONTRACT TO
CLOSED                                                  ------------------------------------         VALUE            REALIZED
DATE                                                          DELIVER              RECEIVE         04/30/07         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
02/12/07                                                USD   6,437,233      CHF   8,000,000      $ 6,476,736       $    39,503
---------------------------------------------------------------------------------------------------------------------------------
02/26/07                                                USD  13,897,632      CHF  17,000,000       13,763,065          (134,567)
---------------------------------------------------------------------------------------------------------------------------------
04/09/07                                                USD   3,924,180      GBP   2,000,000        3,935,140            10,960
=================================================================================================================================
  Total closed foreign currency contracts                                                                           $   (84,104)
=================================================================================================================================
  Total foreign currency contracts                                                                                  $(6,535,491)
_________________________________________________________________________________________________________________________________
=================================================================================================================================


CURRENCY ABBREVIATIONS:

CHF  - Swiss Franc
EUR  - Euro
GBP  - British Pound Sterling
USD  - U.S. Dollar

NOTE 10--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2006.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $350,596,545 and $495,897,534, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $326,196,439
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (45,537,829)
==============================================================================
Net unrealized appreciation of investment securities             $280,658,610
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,434,074,958.

AIM Global Health Care Fund

NOTE 12--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors.

    Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Investor Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2007(a)              OCTOBER 31, 2006
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        782,312    $ 23,147,727     1,953,021    $  59,888,031
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        178,927       4,665,823       450,233       12,430,712
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        126,664       3,323,673       343,417        9,538,681
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                                 311,608       9,248,170     1,056,376       32,328,843
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,572,712      45,026,757       537,542       16,276,764
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        527,134      13,362,839       181,425        4,961,982
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        149,665       3,796,993        53,848        1,473,808
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                               2,351,710      67,352,959       799,951       24,230,526
=======================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                      4,379,336     133,533,342            --               --
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        115,539       3,111,032            --               --
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         90,627       2,442,233            --               --
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        111,024       3,299,028       211,052        6,451,381
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (125,411)     (3,299,028)     (234,284)      (6,451,381)
=======================================================================================================================
Reacquired(c)
  Class A                                                     (2,482,559)    (73,772,965)   (4,082,361)    (123,520,347)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (733,708)    (19,313,343)   (1,148,199)     (31,612,644)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (305,571)     (8,042,516)     (572,962)     (15,781,001)
-----------------------------------------------------------------------------------------------------------------------
  Investor Class                                              (3,004,562)    (89,023,911)   (5,353,563)    (164,039,393)
=======================================================================================================================
                                                               4,045,447    $118,858,813    (5,804,504)   $(173,824,038)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There is one entity that is record owner of more than 5% of the outstanding shares of the Fund and it owns 8% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(b) As of the opening of business on April 23, 2007, the Fund acquired all the net assets of AIM Advantage Health Sciences Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on November 8, 2006 and by the shareholders of AIM Advantage Health Sciences Fund on April 12, 2007. The acquisition was accomplished by a tax free exchange of 4,585,501 shares of the Fund for 8,205,142 shares of AIM Advantage Health Sciences Fund shares outstanding as of the close of business on April 20, 2007. Each class of shares of AIM Advantage Health Sciences Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of AIM Advantage Health Sciences Fund to the net asset value of the Fund on the close of business, April 20, 2007. AIM Advantage Health Sciences Fund's net assets as of the close of business on April 20, 2007 of $139,086,607 including $7,484,339 of unrealized appreciation, were combined with the net assets of the Fund immediately before the acquisition of $1,413,468,633. The combined aggregate net assets of the Fund subsequent to the reorganization were $1,552,555,240.
(c) Amount is net of redemption fees of $1,594, $398, $121 and $2,154 for Class A, Class B, Class C and Investor Class shares, respectively for the six months ended April 30, 2007.

AIM Global Health Care Fund

NOTE 13--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                          --------------------------------------------------------------------------------------
                                            SIX MONTHS                               YEAR ENDED OCTOBER 31,
                                          ENDED APRIL 30,       ----------------------------------------------------------------
                                               2007               2006        2005        2004            2003            2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  31.28           $  29.77    $  26.38    $  24.09        $  22.41        $  29.93
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.05)(a)          (0.15)      (0.18)(a)    (0.17)(a)      (0.13)          (0.29)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     2.30               2.59        3.57        2.46            1.81           (3.17)
================================================================================================================================
    Total from investment operations             2.25               2.44        3.39        2.29            1.68           (3.46)
================================================================================================================================
Less distributions from net realized
  gains                                         (3.00)             (0.93)         --          --              --           (4.06)
================================================================================================================================
Redemption fees added to shares of
  beneficial interest                            0.00                 --          --          --              --              --
================================================================================================================================
Net asset value, end of period               $  30.53           $  31.28    $  29.77    $  26.38        $  24.09        $  22.41
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                  7.84%              8.31%      12.85%       9.51%           7.50%         (13.76)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $659,928           $539,666    $554,679    $550,319        $536,746        $533,216
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.21%(c)           1.22%       1.48%       1.89%           1.94%           1.86%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.21%(c)           1.22%       1.60%       1.91%           1.94%           1.86%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.36)%(c)         (0.46)%     (0.64)%     (0.63)%         (0.56)%         (1.10)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(d)                         25%                83%         92%         64%             99%            153%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $530,112,151.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending April 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $132,508,164 and sold of $13,879,159 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Advantage Health Sciences Fund into the Fund.

AIM Global Health Care Fund

                                                                                CLASS B
                                          ------------------------------------------------------------------------------------
                                            SIX MONTHS                              YEAR ENDED OCTOBER 31,
                                          ENDED APRIL 30,       --------------------------------------------------------------
                                               2007               2006        2005        2004           2003           2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  28.06           $  26.99    $  24.08    $  22.09       $  20.66       $  28.03
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.15)(a)          (0.36)      (0.33)      (0.27)(a)      (0.23)         (0.38)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     2.05               2.36        3.24        2.26           1.66          (2.93)
==============================================================================================================================
    Total from investment operations             1.90               2.00        2.91        1.99           1.43          (3.31)
==============================================================================================================================
Less distributions from net realized
  gains                                         (3.00)             (0.93)         --          --             --          (4.06)
==============================================================================================================================
Redemption fees added to shares of
  beneficial interest                            0.00                 --          --          --             --             --
==============================================================================================================================
Net asset value, end of period               $  26.96           $  28.06    $  26.99    $  24.08       $  22.09       $  20.66
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                  7.46%              7.52%      12.08%       9.01%          6.92%        (14.21)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)     $132,314           $138,788    $153,766    $168,468       $179,646       $187,793
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.96%(c)           1.97%       2.14%       2.39%          2.44%          2.36%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.96%(c)           1.97%       2.26%       2.41%          2.44%          2.36%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (1.11)%(c)         (1.21)%     (1.30)%     (1.13)%        (1.06)%        (1.60)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                         25%                83%         92%         64%            99%           153%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $132,881,251.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending April 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $132,508,164 and sold of $13,879,159 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Advantage Health Sciences Fund into the Fund.

                                                                              CLASS C
                                          -------------------------------------------------------------------------------
                                            SIX MONTHS                           YEAR ENDED OCTOBER 31,
                                          ENDED APRIL 30,       ---------------------------------------------------------
                                               2007              2006       2005          2004          2003       2002
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $ 28.08           $ 27.01    $ 24.09       $ 22.11       $ 20.67    $ 28.03
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.15)(a)         (0.36)     (0.33)(a)     (0.27)(a)     (0.23)     (0.38)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     2.05              2.36       3.25          2.25          1.67      (2.92)
=========================================================================================================================
    Total from investment operations             1.90              2.00       2.92          1.98          1.44      (3.30)
=========================================================================================================================
Less distributions from net realized
  gains                                         (3.00)            (0.93)        --            --            --      (4.06)
=========================================================================================================================
Redemption fees added to shares of
  beneficial interest                            0.00                --         --            --            --         --
=========================================================================================================================
Net asset value, end of period                $ 26.98           $ 28.08    $ 27.01       $ 24.09       $ 22.11    $ 20.67
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                  7.46%             7.51%     12.12%         8.95%         6.97%    (14.18)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)      $42,450           $42,463    $45,591       $42,863       $43,482    $46,759
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                               1.96%(c)          1.97%      2.14%         2.39%         2.44%      2.36%
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                               1.96%(c)          1.97%      2.26%         2.41%         2.44%      2.36%
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (1.11)%(c)        (1.21)%    (1.30)%       (1.13)%       (1.06)%    (1.60)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(d)                         25%               83%        92%           64%           99%       153%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $40,693,468.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending April 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $132,508,164 and sold of $13,879,159 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Advantage Health Sciences Fund into the Fund.

AIM Global Health Care Fund

                                                                                INVESTOR CLASS
                                                              --------------------------------------------------
                                                                                                    JULY, 2005
                                                                                                    (DATE SALES
                                                                SIX MONTHS          YEAR ENDED     COMMENCED) TO
                                                              ENDED APRIL 30,       OCTOBER 31,     OCTOBER 31,
                                                                   2007                2006            2005
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  31.29            $  29.77        $  28.95
----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.05)(a)           (0.15)          (0.04)(a)
----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             2.30                2.60            0.86
================================================================================================================
    Total from investment operations                                 2.25                2.45            0.82
================================================================================================================
Less distributions from net realized gains                          (3.00)              (0.93)             --
================================================================================================================
Redemption fees added to shares of beneficial interest               0.00                  --              --
================================================================================================================
Net asset value, end of period                                   $  30.54            $  31.29        $  29.77
________________________________________________________________________________________________________________
================================================================================================================
Total return(b)                                                      7.83%               8.35%           2.83%
________________________________________________________________________________________________________________
================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $711,098            $739,183        $807,560
________________________________________________________________________________________________________________
================================================================================================================
Ratio of expenses to average net assets                              1.21%(c)            1.22%           1.25%(d)
================================================================================================================
Ratio of net investment income (loss) to average net assets         (0.36)%(c)          (0.46)%         (0.41)%(d)
________________________________________________________________________________________________________________
================================================================================================================
Portfolio turnover rate(e)                                             25%                 83%             92%
________________________________________________________________________________________________________________
================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $714,865,201.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year. For the period ending April 30, 2007, the portfolio turnover calculation excludes the value of securities purchased of $132,508,164 and sold of $13,879,159 in the effort to realign the Fund's portfolio holdings after the reorganization of AIM Advantage Health Sciences Fund into the Fund.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Global Health Care Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM GLOBAL HEALTH CARE FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,      The hypothetical account values and
                                             together with the amount you invested, to    expenses may not be used to estimate the
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     actual ending account balance or expenses
two types of costs: (1) transaction costs,   the period. Simply divide your account       you paid for the period. You may use this
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      information to compare the ongoing costs
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      of investing in the Fund and other funds.
sales charges on redemptions, and            then multiply the result by the number in    To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     the table under the heading entitled         example with the 5% hypothetical examples
costs, including management fees;            "Actual Expenses Paid During Period" to      that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your       the other funds.
and other Fund expenses. This example is     account during this period.
intended to help you understand your                                                         Please note that the expenses shown in
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          the table are meant to highlight your
the Fund and to compare these costs with     PURPOSES                                     ongoing costs only and do not reflect any
ongoing costs of investing in other mutual                                                transaction costs, such as sales charges
funds. The example is based on an            The table below also provides information    (loads) on purchase payments, contingent
investment of $1,000 invested at the         about hypothetical account values and        deferred sales charges on redemptions, and
beginning of the period and held for the     hypothetical expenses based on the Fund's    redemption fees, if any. Therefore, the
entire period November 1, 2006, through      actual expense ratio and an assumed rate     hypothetical information is useful in
April 30, 2007.                              of return of 5% per year before expenses,    comparing ongoing costs only, and will not
                                             which is not the Fund's actual return.       help you determine the relative total
ACTUAL EXPENSES                                                                           costs of owning different funds. In
                                                                                          addition, if these transaction costs were
The table below provides information about                                                included, your costs would have been
actual account values and actual expenses.                                                higher.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,078.40              $ 6.24        $1,018.79             $6.06             1.21%
   B                1,000.00               1,074.60               10.08         1,015.08              9.79             1.96
   C                1,000.00               1,074.60               10.08         1,015.08              9.79             1.96
Investor            1,000.00               1,078.30                6.24         1,018.79              6.06             1.21

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and
   postage.                                         033-19338.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    GHC-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                       AIM INTERNATIONAL TOTAL RETURN FUND
               Semiannual Report to Shareholders o April 30, 2007

                        EFFECTIVE FEBRUARY 28, 2007, AIM INTERNATIONAL BOND FUND WAS RENAMED AIM INTERNATIONAL TOTAL RETURN FUND.

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

FIXED INCOME

Intermediate-Term Taxable Investment Grade

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    7
Notes to Financial Statements ............   10
Financial Highlights .....................   16
Fund Expenses ............................   21

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM INTERNATIONAL TOTAL RETURN FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at
                                             A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering
   [CROCKETT                                 shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance
Bruce L. Crockett                            for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended
                                             December 31, 2005, and the one-year period ended December 31, 2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your
                                             Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing.
                                             Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments
                                             --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by
                                             AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM International Total Return Fund

PORTFOLIO COMPOSITION

By country, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Ireland                                           12.8%
---------------------------------------------------------
United States of America                           9.1
---------------------------------------------------------
United Kingdom                                     8.2
---------------------------------------------------------
Germany                                            7.7
---------------------------------------------------------
Norway                                             7.4
---------------------------------------------------------
Luxembourg                                         6.3
---------------------------------------------------------
Canada                                             5.7
---------------------------------------------------------
Portugal                                           4.5
---------------------------------------------------------
Finland                                            3.9
---------------------------------------------------------
France                                             3.6
---------------------------------------------------------
Greece                                             3.5
---------------------------------------------------------
Netherlands                                        3.5
---------------------------------------------------------
Spain                                              3.5
---------------------------------------------------------
China                                              3.3
---------------------------------------------------------
Sweden                                             3.1
---------------------------------------------------------
Countries each less than 2.0% of portfolio         7.0
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      6.9
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
NON U.S. DOLLAR DENOMINATED BONDS &
  NOTES-92.72%(A)

AUSTRALIA-0.37%

Eurofima (Diversified Banks), Unsec. Unsub.
  Medium-Term Notes, 6.25%, 12/28/18(b)   AUD       160,000   $   133,314
=========================================================================

BELGIUM-1.15%

Belgium Government (Sovereign Debt)-Series
  36, Euro Bonds, 5.00%, 09/28/11(b)      EUR       295,000       416,194
=========================================================================

BRAZIL-0.70%

Brazilian Government (Sovereign Debt), Unsec.
  Unsub. Euro Bonds, 9.50%, 01/24/11(b)   EUR       160,000       254,672
=========================================================================

CANADA-5.71%

Province of Quebec Government (Sovereign
  Debt), Global Bonds, 6.75%, 11/09/15(b) NZD     2,930,000     2,075,474
=========================================================================

CAYMAN ISLANDS-0.50%

Castle Holdco 4 Ltd. (Real Estate Management
  & Development)-REGS, Sr. Sec. Euro Floating
  Rate Bonds, 8.61%, 05/15/14 (Acquired
  04/27/07-04/30/07; Cost
  $378,959)(b)(c)(d)(e)               GBP            90,000       180,417
=========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------


CHINA-3.26%

China Government (Sovereign Debt), Unsec.
  Euro Bonds, 4.25%, 10/28/14(b)          EUR       880,000   $ 1,185,847
=========================================================================

FINLAND-3.89%

Finland Government (Sovereign Debt), Euro
  Bonds, 5.75%, 02/23/11(b)             EUR         980,000     1,412,063
=========================================================================

FRANCE-3.55%

AXA S.A. (Multi-Line Insurance), Sub. Medium-
  Term Euro Notes, 5.78%, 07/29/49(b)     EUR       170,000       239,311
-------------------------------------------------------------------------
France Government, (Sovereign Debt), Euro
  Bonds,
  6.50%, 04/25/11(b)                   EUR           20,000        29,616
-------------------------------------------------------------------------
  1.80%, 07/25/40(b)                   EUR          540,000       699,061
-------------------------------------------------------------------------
Rhodia S.A. (Specialty Chemicals)-REGS, Sr.
  Floating Rate Euro Notes, 6.71%, 10/15/13
  (Acquired 02/14/07; Cost
  $229,043)(b)(c)(e)(f) EUR                         170,000       238,946
-------------------------------------------------------------------------
Tereos Europe (Agricultural Products)-REGS,
  Gtd. Euro Bonds, 6.38%, 04/15/14 (Acquired
  04/04/07; Cost $79,973)(b)(c)(f)  EUR              60,000        84,099
=========================================================================
                                                                1,291,033
=========================================================================

AIM International Total Return Fund


                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

GERMANY-7.73%

Bertelsmann A.G. (Publishing), Sr. Unsec.
  Unsub. Euro Bonds, 4.75%, 09/26/16(b)   EUR       250,000   $   337,828
-------------------------------------------------------------------------
Bundesschatzanweisungen (Sovereign Debt),
  Euro Notes, 2.75%, 12/14/07(b)          EUR       480,000       649,649
-------------------------------------------------------------------------
Kreditanstalt fuer Wiederaufbau (Diversified
  Banks), Sr. Unsec. Gtd. Unsub. Global
  Notes, 2.05%, 02/16/26(b)               JPY    50,000,000       422,920
-------------------------------------------------------------------------
Landwirtschaftliche Rentenbank (Diversified
  Banks), Unsec. Gtd. Unsub. Medium-Term Euro
  Notes, 1.38%, 04/25/13(b)          JPY        150,000,000     1,257,318
-------------------------------------------------------------------------
Treofan Germany GmbH & Co. K.G. (Diversified
  Chemicals)-REGS, Sr. Gtd. Sub. Bonds,
  11.00%, 08/01/13 (Acquired 01/11/07; Cost
  $133,585)(b)(c)                  EUR              100,000       141,921
=========================================================================
                                                                2,809,636
=========================================================================

GREECE-3.51%

Hellenic Republic Government (Sovereign
  Debt), Sr. Unsec. Unsub. Euro Bonds, 4.50%,
  09/20/37(b)                   EUR                 850,000     1,131,385
-------------------------------------------------------------------------
Yioula Glassworks S.A. (Metal & Glass
  Containers)-REGS, Sr. Gtd. Euro Notes,
  9.00%, 12/01/15 (Acquired 01/11/07; Cost
  $130,836)(b)(c)(f)                 EUR            100,000       143,968
=========================================================================
                                                                1,275,353
=========================================================================

HUNGARY-0.21%

Hungary Government Bond (Sovereign Debt)-
  Series 11 B, Bonds, 6.00%, 10/12/11(b)  HUF    14,000,000        74,623
=========================================================================

IRELAND-12.80%

Depfa ACS Bank, (Diversified Banks) Medium-
  Term Euro Notes,
  0.75%, 09/22/08(b)                    JPY     140,000,000     1,171,813
-------------------------------------------------------------------------
  -Series 686, Tranche 1,
  Sec. Unsub. Medium-Term Euro Notes,
  1.65%, 12/20/16(b)                    JPY     200,000,000     1,677,638
-------------------------------------------------------------------------
Ireland Government (Sovereign Debt), Euro
  Bonds, 3.25%, 04/18/09(b)             EUR       1,030,000     1,382,584
-------------------------------------------------------------------------
UT2 Funding PLC (Specialized Finance), Unsec.
  Tier II Sub. Euro Bonds, 5.32%,
  06/30/16(b)                   EUR                 300,000       417,330
=========================================================================
                                                                4,649,365
=========================================================================

ITALY-1.44%

Buoni Poliennali Del Tesoro, (Sovereign Debt)
  Euro Bonds,
  2.50%, 06/15/08(b)                   EUR           20,000        26,811
-------------------------------------------------------------------------
  2.75%, 06/15/10(b)                   EUR           75,000        98,240
-------------------------------------------------------------------------
  5.75%, 02/01/33(b)                   EUR          250,000       399,754
=========================================================================
                                                                  524,805
=========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------


JAPAN-1.89%

Development Bank of Japan (Sovereign Debt)-
  Series INTL, Gtd. Global Bonds, 2.30%,
  03/19/26(b)                    JPY             70,000,000   $   604,128
-------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp. (Diversified
  Banks), Sub. Euro Notes, 4.38%,
  10/27/14(b)                   EUR                  60,000        81,577
=========================================================================
                                                                  685,705
=========================================================================

LUXEMBOURG-6.28%

European Investment Bank (Diversified Banks),
  Euro Bonds, 5.63%, 06/07/32(b)         GBP        605,000     1,337,258
-------------------------------------------------------------------------
Cirsa Capital Luxembourg S.A. (Leisure
  Facilities)-REGS, Sr. Unsec. Sub. Gtd. Euro
  Bonds, 7.88%, 07/15/12 (Acquired 12/18/06;
  Cost $128,213)(b)(c)                  EUR         100,000       138,510
-------------------------------------------------------------------------
Gaz Capital for Gazprom (Integrated Oil &
  Gas)-REGS-Series 3, Sr. Sec. Medium-Term
  Euro Notes, 5.88%, 06/01/15 (Acquired
  04/12/06-08/25/06; Cost $509,622)(b)(c) EUR       380,000       537,433
-------------------------------------------------------------------------
Telecom Italia Finance S.A. (Integrated
  Telecommunication Services)-Series 13,
  Tranche 1, Gtd. Medium-Term Euro Notes,
  6.88%, 01/24/13(b)                   EUR          180,000       269,652
=========================================================================
                                                                2,282,853
=========================================================================

MEXICO-0.39%

Mexico Government (Sovereign Debt), Global
  Notes, 5.38%, 06/10/13(b)              EUR        100,000       142,699
=========================================================================

NETHERLANDS-3.51%

Asset Repackaging Trust B.V., (Other
  Diversified Financial Services), Sec.
  Medium-Term Euro Floating Rate PIK Notes,
  11.25%, 12/21/11(e)                  EUR          100,000       139,021
-------------------------------------------------------------------------
  -Series 97,
  Sec. Euro Floating Rate Bonds,
  6.55%, 05/26/14(e)                   EUR          250,000       344,141
-------------------------------------------------------------------------
Impress Holdings B.V. (Metal & Glass
  Containers)-REGS, Sr. Sec. Floating Rate
  Euro Bonds, 7.09%, 09/15/13 (Acquired
  01/25/07; Cost $214,058)(b)(c)(e)       EUR       160,000       225,982
-------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunication Services)-Series 12,
  Tranche 1, Sr. Unsec. Unsub. Medium-Term
  Euro Notes, 4.75%, 01/17/17(b)         EUR        200,000       267,549
-------------------------------------------------------------------------
Rabobank Nederland-Cooperatieve Centrale
  Raiffeisen-Boerenleenbank B.A. (Diversified
  Banks)-Series 1355, Tranche 2, Medium-Term
  Euro Notes, 0.20%, 06/20/08(b)          JPY    36,000,000       299,295
=========================================================================
                                                                1,275,988
=========================================================================

AIM International Total Return Fund


                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

NORWAY-7.45%

Eksportfinans A.S. (Other Diversified
  Financial Services), Global Bonds, 1.60%,
  03/20/14(b) JPY                               220,000,000   $ 1,855,951
-------------------------------------------------------------------------
Norway Government (Sovereign Debt), Bonds,
  5.50%, 05/15/09(b)                   NOK        5,000,000       850,169
=========================================================================
                                                                2,706,120
=========================================================================

POLAND-0.32%

Poland Government Bond (Sovereign Debt)-
  Series DS1015, Bonds, 6.25%, 10/24/15(b)PLN       300,000       115,235
=========================================================================

PORTUGAL-4.55%

Obrigacoes do Tesouro (Sovereign Debt), Euro
  Bonds, 4.10%, 04/15/37(b)             EUR       1,290,000     1,651,838
=========================================================================

SPAIN-3.51%

Caixa d'Estalvis de Catalunya (Diversified
  Capital Markets), Sec. Mortgage-Backed Euro
  Notes, 3.50%, 03/07/16(b)               EUR     1,000,000     1,273,393
=========================================================================

SWEDEN-3.05%

Swedish Government Bond (Sovereign Debt)-
  Series 1043, Bonds, 5.00%, 01/28/09(b)  SEK     7,300,000     1,108,292
=========================================================================

UNITED KINGDOM-8.19%

CEVA Group PLC (Other Diversified Financial
  Services)-REGS, Sr. Gtd. Euro Bonds, 8.50%,
  12/01/14 (Acquired 01/17/07; Cost
  $100,135)(b)(c)(f)                 EUR             75,000       105,929
-------------------------------------------------------------------------
Credit Suisse Group Finance Guernsey Ltd.
  (Diversified Capital Markets), Gtd. Sub.
  Second Tier Euro Notes, 3.63%,
  01/23/18(b)      EUR                              300,000       389,992
-------------------------------------------------------------------------
DaimlerChrysler UK Holding PLC (Automobile
  Manufacturers)-Series 147, Tranche 1,
  Unsec. Gtd. Unsub. Medium-Term Euro Notes,
  5.13%, 02/04/08(b)                   GBP           50,000        99,187
-------------------------------------------------------------------------
Network Rail Finance PLC (Other Diversified
  Financial Services), Gtd. Medium-Term Euro
  Notes, 4.88%, 03/06/09(b)              GBP        490,000       965,481
-------------------------------------------------------------------------
United Kingdom Treasury (Sovereign Debt),
  Bonds, 5.00%, 03/07/08(b)             GBP         710,000     1,413,577
=========================================================================
                                                                2,974,166
=========================================================================

                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------


UNITED STATES OF AMERICA-8.76%

Fannie Mae (U.S. Agency Securities), Sr.
  Unsec. Global Notes, 2.13%, 10/09/07(b) JPY   170,000,000   $ 1,432,325
-------------------------------------------------------------------------
General Electric Capital Corp. (Other
  Diversified Financial Services), Sr. Unsec.
  Unsub. Medium-Term Euro Notes,
  4.50%, 12/15/08(b)                   GBP          440,000       863,523
-------------------------------------------------------------------------
  0.75%, 02/05/09(b)                    JPY      50,000,000       416,998
-------------------------------------------------------------------------
Huntsman International LLC (Specialty
  Chemicals)-REGS, Sr. Unsec. Gtd. Unsub.
  Euro Notes, 6.88%, 11/15/13 (Acquired
  02/15/07; Cost $67,530)(b)(c)(f)        EUR        50,000        70,193
-------------------------------------------------------------------------
Pemex Project Funding Master Trust (Oil & Gas
  Exploration & Production)-REGS, Unsec. Gtd.
  Unsub. Euro Bonds, 6.63%, 04/04/10
  (Acquired 04/12/06-08/25/06; Cost
  $244,068)(b)(c)                  EUR              180,000       259,265
-------------------------------------------------------------------------
Travelport LLC (Hotels, Resorts & Cruise
  Lines)- REGS, Sr. Floating Rate Euro Notes,
  8.48%, 09/01/14 (Acquired 01/10/07; Cost
  $130,807)(b)(c)(e)(f)               EUR           100,000       140,898
=========================================================================
                                                                3,183,202
=========================================================================
    Total Non U.S. Dollar Denominated Bonds &
      Notes (Cost $33,024,316)                                 33,682,287
=========================================================================

U.S. TREASURY SECURITIES-0.37%

U.S. TREASURY BILLS-0.27%

4.82%, 10/11/07(g)                             $    100,000        97,816
=========================================================================

U.S. TREASURY BONDS-0.10%

5.38%, 02/15/31(b)                                   35,000(h)      37,499
=========================================================================
    Total U.S. Treasury Securities (Cost
      $135,279)                                                   135,315
=========================================================================

AIM International Total Return Fund


                                                PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------

                                                  SHARES         VALUE
-------------------------------------------------------------------------

MONEY MARKET FUNDS-2.34%

Liquid Assets Portfolio-Institutional
  Class(i)                                          425,893   $   425,893
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(i)            425,893       425,893
=========================================================================
    Total Money Market Funds (Cost $851,786)                      851,786
=========================================================================
TOTAL INVESTMENTS-95.43% (Cost $34,011,381)                    34,669,388
=========================================================================
OTHER ASSETS LESS LIABILITIES-4.57%                             1,658,595
=========================================================================
NET ASSETS-100.00%                                            $36,327,983
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

AUD     - Australian Dollar
EUR     - Euro
GBP     - British Pound
Gtd.    - Guaranteed
HUF     - Hungary Forint
JPY     - Japanese Yen
NOK     - Norwegian Krona
NZD     - New Zealand Dollar
PIK     - Payment in Kind
PLN     - Poland Zloty
REGS    - Regulation S
Sec.    - Secured
SEK     - Swedish Krona
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(*) Industry classifications used in this report are generally according to the Global industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Foreign denominated security. Principal amount is denominated in currency indicated.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2007 was $33,236,624, which represented 91.49% of the Fund's Net Assets. See Note 1A.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $2,267,561, which represented 6.24% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2007.
(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2007 was $784,033, which represented 2.16% of the Fund's Net Assets.
(g) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 7.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $33,159,595)        $33,817,602
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $851,786)                                   851,786
===========================================================
    Total investments (Cost $34,011,381)         34,669,388
===========================================================
Foreign currencies, at value (Cost $1,137,706)    1,155,791
-----------------------------------------------------------
Receivables for:
  Investments sold                                1,630,326
-----------------------------------------------------------
  Fund shares sold                                  152,195
-----------------------------------------------------------
  Dividends and interest                            504,528
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                2,067
-----------------------------------------------------------
Other assets                                         42,424
===========================================================
    Total assets                                 38,156,719
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,688,498
-----------------------------------------------------------
  Fund shares reacquired                              3,752
-----------------------------------------------------------
  Amount due custodian                               46,141
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             2,174
-----------------------------------------------------------
  Variation margin                                   22,731
-----------------------------------------------------------
Accrued distribution fees                             4,448
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,468
-----------------------------------------------------------
Accrued transfer agent fees                           2,033
-----------------------------------------------------------
Accrued operating expenses                           57,491
===========================================================
    Total liabilities                             1,828,736
===========================================================
Net assets applicable to shares outstanding     $36,327,983
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $35,295,047
-----------------------------------------------------------
Undistributed net investment income                  56,570
-----------------------------------------------------------
Undistributed net realized gain                     280,163
-----------------------------------------------------------
Unrealized appreciation                             696,203
===========================================================
                                                $36,327,983
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 4,672,917
___________________________________________________________
===========================================================
Class B                                         $ 2,607,573
___________________________________________________________
===========================================================
Class C                                         $ 1,568,290
___________________________________________________________
===========================================================
Institutional Class                             $27,479,203
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             437,544
___________________________________________________________
===========================================================
Class B                                             244,630
___________________________________________________________
===========================================================
Class C                                             147,091
___________________________________________________________
===========================================================
Institutional Class                               2,572,871
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.68
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $10.68 divided by
    95.25%)                                     $     11.21
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.66
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.66
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.68
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Total Return Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Interest (net of foreign withholding taxes of $4,174)         $  488,672
------------------------------------------------------------------------
Dividends from affiliated money market funds                      27,124
========================================================================
    Total investment income                                      515,796
========================================================================

EXPENSES:

Advisory fees                                                     95,344
------------------------------------------------------------------------
Administrative services fees                                      24,794
------------------------------------------------------------------------
Custodian fees                                                    19,006
------------------------------------------------------------------------
Distribution fees:
  Class A                                                          4,731
------------------------------------------------------------------------
  Class B                                                         11,316
------------------------------------------------------------------------
  Class C                                                          8,067
------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                  9,037
------------------------------------------------------------------------
Transfer agent fees -- Institutional                               1,237
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          8,783
------------------------------------------------------------------------
Registration and filing fees                                      58,724
------------------------------------------------------------------------
Professional services fees                                        41,139
------------------------------------------------------------------------
Other                                                             17,090
========================================================================
    Total expenses                                               299,268
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (151,293)
========================================================================
    Net expenses                                                 147,975
========================================================================
Net investment income                                            367,821
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                          323,574
------------------------------------------------------------------------
  Foreign currencies                                               4,226
------------------------------------------------------------------------
  Foreign currency contracts                                    (119,802)
------------------------------------------------------------------------
  Futures contracts                                               78,323
========================================================================
                                                                 286,321
========================================================================
Change in net unrealized appreciation of:
  Investment securities                                          271,330
------------------------------------------------------------------------
  Foreign currencies                                              18,311
------------------------------------------------------------------------
  Foreign currency contracts                                      81,013
------------------------------------------------------------------------
  Futures contracts                                                7,617
========================================================================
                                                                 378,271
========================================================================
Net realized and unrealized gain                                 664,592
========================================================================
Net increase in net assets resulting from operations          $1,032,413
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Total Return Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the period March 31, 2006 (Date operations commenced) through October 31, 2006
(Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2007             2006
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $   367,821      $   149,601
--------------------------------------------------------------------------------------------
  Net realized gain (loss)                                        286,321         (150,301)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                           378,271          317,932
============================================================================================
    Net increase in net assets resulting from operations        1,032,413          317,232
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (37,219)         (13,407)
--------------------------------------------------------------------------------------------
  Class B                                                         (14,213)          (7,399)
--------------------------------------------------------------------------------------------
  Class C                                                         (10,229)          (6,483)
--------------------------------------------------------------------------------------------
  Institutional Class                                            (217,701)         (35,342)
============================================================================================
    Total distributions from net investment income               (279,362)         (62,631)
============================================================================================
Return of capital:
  Class A                                                              --          (22,597)
--------------------------------------------------------------------------------------------
  Class B                                                              --          (12,469)
--------------------------------------------------------------------------------------------
  Class C                                                              --          (10,926)
--------------------------------------------------------------------------------------------
  Institutional Class                                                  --          (59,566)
============================================================================================
    Total return of capital:                                           --         (105,558)
============================================================================================
    Decrease in net assets resulting from distributions          (279,362)        (168,189)
============================================================================================
Share transactions-net:
  Class A                                                       1,237,786        3,304,813
--------------------------------------------------------------------------------------------
  Class B                                                         530,853        1,984,421
--------------------------------------------------------------------------------------------
  Class C                                                        (854,118)       2,359,106
--------------------------------------------------------------------------------------------
  Institutional Class                                           7,668,997       19,194,031
============================================================================================
    Net increase in net assets resulting from share
     transactions                                               8,583,518       26,842,371
============================================================================================
    Net increase in net assets                                  9,336,569       26,991,414
============================================================================================

NET ASSETS:

  Beginning of period                                          26,991,414               --
============================================================================================
  End of period (including undistributed net investment
    income of $56,570 and $(31,889), respectively)            $36,327,983      $26,991,414
____________________________________________________________________________________________
============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM International Total Return Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Total Return Fund, formerly AIM International Bond Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide total return.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from

AIM International Total Return Fund

     settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and

AIM International Total Return Fund

     losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.65%
--------------------------------------------------------------------
Next $250 million                                             0.59%
--------------------------------------------------------------------
Next $500 million                                             0.565%
--------------------------------------------------------------------
Next $1.5 billion                                             0.54%
--------------------------------------------------------------------
Next $2.5 billion                                             0.515%
--------------------------------------------------------------------
Next $5 billion                                               0.49%
--------------------------------------------------------------------
Over $10 billion                                              0.465%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Asset Management Limited ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.10%, 1.85%, 1.85% and 0.85% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (n/k/a INVESCO PLC) ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

AIM International Total Return Fund


    For the six months ended April 30, 2007, AIM waived advisory fees and reimbursed expenses of $139,737 and reimbursed class level expenses of $4,384, $2,622, $1,869 and $1,237 expenses of Class A, Class B, Class C and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $2,520 in front-end sales commissions from the sale of Class A shares and $0, $145 and $3,568 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class            $429,948        $ 6,646,247       $ (6,650,302)         $   --          $425,893        $13,594       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             429,948          6,646,247         (6,650,302)             --           425,893         13,530           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates     $859,896        $13,292,494       $(13,300,604)         $   --          $851,786        $27,124       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $1,444.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the

AIM International Total Return Fund

Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $2,771 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--FUTURES CONTRACTS

On April 30, 2007, $35,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                              NUMBER OF       MONTH/           VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT       04/30/07       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Euro-Bond                                                         1        Jun-07/Short     $  (147,065)       $  1,095
--------------------------------------------------------------------------------------------------------------------------
Euro-Bond                                                        20        Jun-07/Short      (3,115,439)        (13,919)
--------------------------------------------------------------------------------------------------------------------------
Long Gilt                                                         7        Jun-07/Short      (1,500,110)         18,288
--------------------------------------------------------------------------------------------------------------------------
Japanese 10 yr. Bond                                              1        Jun-07/Short      (1,124,540)          4,014
==========================================================================================================================
                                                                                            $(5,887,154)       $  9,478
__________________________________________________________________________________________________________________________
==========================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2014                                                   $85,299
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

AIM International Total Return Fund

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $63,959,775 and $56,245,656, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $749,492 and $711,004. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $718,711
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (60,895)
==============================================================================
Net unrealized appreciation of investment securities                $657,816
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $34,011,572.

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                         CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------
                                                                                             MARCH 31, 2006
                                                                                            (DATE OPERATIONS
                                                                 SIX MONTHS ENDED            COMMENCED) TO
                                                                APRIL 30, 2007(A)           OCTOBER 31, 2006
                                                              ----------------------    ------------------------
                                                               SHARES       AMOUNT       SHARES        AMOUNT
----------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      179,958    $1,894,033      346,070    $ 3,571,637
----------------------------------------------------------------------------------------------------------------
  Class B                                                       76,682       806,278      203,124      2,076,016
----------------------------------------------------------------------------------------------------------------
  Class C                                                       63,499       667,254      246,060      2,538,618
----------------------------------------------------------------------------------------------------------------
  Institutional Class                                          756,211     7,952,157    1,922,095     20,007,020
================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        3,275        34,592        3,217         33,479
----------------------------------------------------------------------------------------------------------------
  Class B                                                        1,128        11,892        1,720         17,883
----------------------------------------------------------------------------------------------------------------
  Class C                                                          883         9,320        1,645         17,088
----------------------------------------------------------------------------------------------------------------
  Institutional Class                                           20,612       217,701        9,160         94,908
================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       12,689       134,425        1,511         15,725
----------------------------------------------------------------------------------------------------------------
  Class B                                                      (12,721)     (134,425)      (1,512)       (15,725)
----------------------------------------------------------------------------------------------------------------
Reacquired:(b)
  Class A                                                      (78,454)     (825,264)     (30,722)      (316,028)
----------------------------------------------------------------------------------------------------------------
  Class B                                                      (14,678)     (152,892)      (9,113)       (93,753)
----------------------------------------------------------------------------------------------------------------
  Class C                                                     (145,842)   (1,530,692)     (19,154)      (196,600)
----------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (47,686)     (500,861)     (87,521)      (907,897)
================================================================================================================
                                                               815,556    $8,583,518    2,586,580    $26,842,371
________________________________________________________________________________________________________________
================================================================================================================

(a) 7% of the outstanding shares of the Fund are owned by AIM and 75% are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by AIM.
(b) Amount is net of redemption fees of $200, $114, $77 and $1,165 for Class A, Class B, Class C and Institutional Class shares, respectively for the six months ended April 30, 2007 and $876, $594, $433 and $894 for Class A, Class B, Class C and Institutional Class shares, respectively for the period March 31, 2006 (date operations commenced) to October 31, 2006.

AIM International Total Return Fund

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.44              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.13                0.13
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.21                0.48
===============================================================================================
    Total from investment operations                              0.34                0.61
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.10)              (0.06)
-----------------------------------------------------------------------------------------------
  Return of capital                                                 --               (0.11)
===============================================================================================
    Total distributions                                          (0.10)              (0.17)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00
===============================================================================================
Net asset value, end of period                                  $10.68              $10.44
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   3.24%               6.14%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $4,673              $3,341
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.11%(c)            1.14%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.29%(c)            3.92%(d)
===============================================================================================
Ratio of net investment income to average net assets              2.41%(c)            2.20%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                         208%                231%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,816,347.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Total Return Fund

                                                                           CLASS B
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.42              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.09                0.09
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.21                0.46
===============================================================================================
    Total from investment operations                              0.30                0.55
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.06)              (0.05)
-----------------------------------------------------------------------------------------------
  Return of capital                                                 --               (0.08)
===============================================================================================
    Total distributions                                          (0.06)              (0.13)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00
===============================================================================================
Net asset value, end of period                                  $10.66              $10.42
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   2.93%               5.55%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $2,608              $2,025
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.86%(c)            1.89%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.04%(c)            4.67%(d)
===============================================================================================
Ratio of net investment income to average net assets              1.66%(c)            1.45%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                         208%                231%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,281,957.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Total Return Fund

                                                                           CLASS C
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $10.43              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.09                0.09
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.20                0.47
===============================================================================================
    Total from investment operations                              0.29                0.56
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.06)              (0.05)
-----------------------------------------------------------------------------------------------
  Return of capital                                                 --               (0.08)
===============================================================================================
    Total distributions                                          (0.06)              (0.13)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00
===============================================================================================
Net asset value, end of period                                  $10.66              $10.43
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   2.83%               5.65%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $1,568              $2,383
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.86%(c)            1.89%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               3.04%(c)            4.67%(d)
===============================================================================================
Ratio of net investment income to average net assets              1.66%(c)            1.45%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                         208%                231%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,626,752.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM International Total Return Fund

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 10.44             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                        0.14                0.15
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          0.21                0.48
===============================================================================================
    Total from investment operations                              0.35                0.63
===============================================================================================
Less distributions:
  Dividends from net investment income                           (0.11)              (0.07)
-----------------------------------------------------------------------------------------------
  Return of capital                                                 --               (0.12)
===============================================================================================
    Total distributions                                          (0.11)              (0.19)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.00
===============================================================================================
Net asset value, end of period                                 $ 10.68             $ 10.44
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   3.35%(b)            6.27%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $27,479             $19,243
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.85%(c)            0.89%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.81%(c)            3.50%(d)
===============================================================================================
Ratio of net investment income to average net assets              2.66%(c)            2.45%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                         208%                231%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $21,854,854.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs

AIM International Total Return Fund
and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM INTERNATIONAL TOTAL RETURN FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,      The hypothetical account values and
                                             together with the amount you invested, to    expenses may not be used to estimate the
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     actual ending account balance or
two types of costs: (1) transaction costs,   the period. Simply divide your account       expenses you paid for the period. You
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      may use this information to compare the
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      ongoing costs of investing in the Fund
sales charges on redemptions; and            then multiply the result by the number in    and other funds. To do so, compare this
redemption fees, if any; and (2) ongoing     the table under the heading entitled         5% hypothetical example with the 5%
costs, including management fees;            "Actual Expenses Paid During Period" to      hypothetical examples that appear in the
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your       shareholder reports of the other funds.
and other Fund expenses. This example is     account during this period.
intended to help you understand your                                                         Please note that the expenses shown
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          in the table are meant to highlight your
the Fund and to compare these costs with     PURPOSES                                     ongoing costs only and do not reflect
ongoing costs of investing in other mutual                                                any transaction costs, such as sales
funds. The example is based on an            The table below also provides information    charges (loads) on purchase payments,
investment of $1,000 invested at the         about hypothetical account values and        contingent deferred sales charges on
beginning of the period and held for the     hypothetical expenses based on the Fund's    redemptions, and redemption fees, if
entire period November 1, 2006, through      actual expense ratio and an assumed rate     any. Therefore, the hypothetical
April 30, 2007.                              of return of 5% per year before expenses,    information is useful in comparing
                                             which is not the Fund's actual return.       ongoing costs only, and will not help
ACTUAL EXPENSES                                                                           you determine the relative total costs
                                                                                          of owning different funds. In addition,
The table below provides information about                                                if these transaction costs were
actual account values and actual expenses.                                                included, your costs would have been
                                                                                          higher.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,032.40               $5.59        $1,019.29             $5.56             1.11%
   B                1,000.00               1,029.30                9.36         1,015.57              9.30             1.86
   C                1,000.00               1,028.30                9.35         1,015.57              9.30             1.86

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM INTERNATIONAL TOTAL RETURN FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will
                                             actual expense ratio and an assumed rate     not help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,033.50               $4.29        $1,020.58             $4.26             0.85%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM              ITR-INS-2               A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists
quarterly statements, tax forms, fund reports,      appear in the Fund's semiannual and annual reports to shareholders. For the
and prospectuses are available, we will send you    first and third quarters, the Fund files the lists with the Securities and
an e-mail notification containing links to these    Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio
documents. For security purposes, you will need     holdings is available at AIMinvestments.com. From our home page, click on
to log in to your account to view your statements   Products & Performance, then Mutual Funds, then Fund Overview. Select your
and tax forms.                                      Fund from the drop-down menu and click on Complete Quarterly Holdings.
                                                    Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at
WHY SIGN UP?                                        sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC
                                                    Public Reference Room in Washington, D.C. You can obtain information on the
Register for eDelivery to:                          operation of the Public Reference Room, including information about duplicating fee charges, by calling 202-942-8090 or 800-732-0330, or by
o  save your Fund the cost of printing and          electronic request at the following e-mail address: publicinfo@sec.gov. The
   postage.                                         SEC file numbers for the Fund are 811-05426 and 033-19338.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without
o  gain access to your documents faster by not      charge, upon request, from our Client Services department at 800-959-4246 or
   waiting for the mail.                            on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the
o  view your documents online anytime at your       SEC Web site, sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from
HOW DO I SIGN UP?                                   the drop-down menu. The information is also available on the SEC Web site,
                                                    sec.gov.
It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    ITR-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                                 AIM JAPAN FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

INTERNATIONAL/ GLOBAL EQUITY

International/ Global Blend

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    5
Notes to Financial Statements ............    8
Financial Highlights .....................   14
Fund Expenses ............................   18

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM JAPAN FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds im-
                                             proved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December
                                             31, 2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' perform-
                                             ance, attract new assets and reduce costs. The asset class subcommittees of your
                                             Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Japan Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Information Technology                            23.2%
---------------------------------------------------------
Industrials                                       22.4
---------------------------------------------------------
Consumer Discretionary                            19.2
---------------------------------------------------------
Financials                                        15.4
---------------------------------------------------------
Materials                                          9.0
---------------------------------------------------------
Telecommunication Services                         4.1
---------------------------------------------------------
Consumer Staples                                   2.6
---------------------------------------------------------
Health Care                                        1.5
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      2.6
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)

                                               SHARES     VALUE
------------------------------------------------------------------
FOREIGN STOCKS (JAPAN)-97.34%

APPAREL RETAIL-1.71%

Fast Retailing Co., Ltd.                       1,300    $   89,764
------------------------------------------------------------------
United Arrows Ltd.(a)                          3,700        65,364
==================================================================
                                                           155,128
==================================================================

AUTOMOBILE MANUFACTURERS-6.95%

Honda Motor Co., Ltd.(a)                       2,000        68,838
------------------------------------------------------------------
Isuzu Motors Ltd.(a)                           52,000      273,456
------------------------------------------------------------------
Suzuki Motor Corp.(a)                          3,100        88,265
------------------------------------------------------------------
Toyota Motor Corp.(a)                          3,300       201,057
==================================================================
                                                           631,616
==================================================================

COMMODITY CHEMICALS-0.80%

Tosoh Corp.(a)                                 16,000       72,942
==================================================================

COMPUTER & ELECTRONICS RETAIL-1.27%

Yamada Denki Co., Ltd.(a)                      1,250       115,182
==================================================================

COMPUTER HARDWARE-2.55%

Toshiba Corp.(a)                               31,000      231,285
==================================================================

COMPUTER STORAGE & PERIPHERALS-1.32%

Mitsumi Electric Co., Ltd.(a)                  3,600       119,942
==================================================================

CONSTRUCTION & ENGINEERING-0.94%

Kinden Corp.(a)                                9,000        85,013
==================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-5.82%

Komatsu Ltd.(a)                                14,200      336,817
------------------------------------------------------------------
Mitsui Engineering & Shipbuilding Co.,
  Ltd.(a)                                      43,000      192,230
==================================================================
                                                           529,047
==================================================================

CONSUMER ELECTRONICS-5.25%

Casio Computer Co., Ltd.(a)                    7,200       145,183
------------------------------------------------------------------
Funai Electric Co., Ltd.(a)                    1,100        87,165
------------------------------------------------------------------
Sony Corp.(a)                                  4,600       245,028
==================================================================
                                                           477,376
==================================================================

                                               SHARES     VALUE
------------------------------------------------------------------

CONSUMER FINANCE-1.38%

ORIX Corp.(a)                                    470    $  125,204
==================================================================

DIVERSIFIED BANKS-6.59%

Mitsubishi UFJ Financial Group, Inc.(a)           23       240,467
------------------------------------------------------------------
Mizuho Financial Group, Inc.(a)                   29       174,741
------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.(a)          21       183,753
==================================================================
                                                           598,961
==================================================================

DIVERSIFIED CHEMICALS-1.81%

Ishihara Sangyo Kaisha Ltd.(a)(b)              40,000       73,771
------------------------------------------------------------------
Nissan Chemical Industries, Ltd.(a)            8,000        90,736
==================================================================
                                                           164,507
==================================================================

DIVERSIFIED METALS & MINING-2.58%

Pacific Metals Co., Ltd.(a)                    15,000      234,300
==================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-4.52%

IBIDEN Co., Ltd.(a)                            2,000       113,616
------------------------------------------------------------------
Murata Manufacturing Co., Ltd.(a)              1,700       125,321
------------------------------------------------------------------
Nippon Electric Glass Co., Ltd.(a)             10,000      171,407
==================================================================
                                                           410,344
==================================================================

HOMEBUILDING-1.22%

HASEKO Corp.(a)(b)                             33,500      111,145
==================================================================

HOUSEHOLD APPLIANCES-1.33%

Hitachi Koki Co., Ltd.(a)                      8,000       121,273
==================================================================

HYPERMARKETS & SUPER CENTERS-1.33%

AEON Co., Ltd.(a)                              6,600       120,845
==================================================================

INDUSTRIAL MACHINERY-5.35%

Kawasaki Heavy Industries, Ltd.(a)             50,000      199,734
------------------------------------------------------------------
Nabtesco Corp.(a)                              9,000       121,938
------------------------------------------------------------------
Organo Corp.(a)                                4,000        57,811
------------------------------------------------------------------
Toshiba Machine Co., Ltd.(a)                   11,000      107,024
==================================================================
                                                           486,507
==================================================================

AIM Japan Fund

                                               SHARES     VALUE
------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-1.30%

Shinko Securities Co., Ltd.(a)                 26,000   $  118,131
==================================================================

IT CONSULTING & OTHER SERVICES-3.15%

Nomura Research Institute, Ltd.(a)             5,600       149,355
------------------------------------------------------------------
NTT Data Corp.(a)                                 13        63,799
------------------------------------------------------------------
TIS Inc.(a)                                    3,200        73,246
==================================================================
                                                           286,400
==================================================================

MARINE-5.13%

Kawasaki Kisen Kaisha, Ltd.(a)                 14,000      151,284
------------------------------------------------------------------
Mitsui O.S.K. Lines, Ltd.(a)                   25,000      314,771
==================================================================
                                                           466,055
==================================================================

MOTORCYCLE MANUFACTURERS-0.99%

Yamaha Motor Co., Ltd.(a)                      3,400        89,818
==================================================================

OFFICE ELECTRONICS-2.74%

Canon Inc.(a)                                  2,500       139,782
------------------------------------------------------------------
Ricoh Co. Ltd.(a)                              5,000       109,657
==================================================================
                                                           249,439
==================================================================

PHARMACEUTICALS-1.52%

Chugai Pharmaceutical Co., Ltd.(a)             5,400       137,708
==================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-6.12%

Sumitomo Realty & Development Co., Ltd.(a)     3,000       110,613
------------------------------------------------------------------
Tokyu Land Corp.(a)                            30,000      339,906
------------------------------------------------------------------
Tokyu Livable, Inc.(a)                         1,500       106,037
==================================================================
                                                           556,556
==================================================================

SEMICONDUCTOR EQUIPMENT-3.64%

Disco Corp.(a)                                 1,700       105,901
------------------------------------------------------------------
Tokyo Electron Ltd.(a)                         1,800       124,852
------------------------------------------------------------------
Tokyo Seimitsu Co., Ltd.(a)                    2,900       100,180
==================================================================
                                                           330,933
==================================================================

SEMICONDUCTORS-4.43%

Elpida Memory, Inc.(a)(b)                      4,100       172,350
------------------------------------------------------------------
Sumco Corp.(a)                                 5,300       230,579
==================================================================
                                                           402,929
==================================================================

                                               SHARES     VALUE
------------------------------------------------------------------

SPECIALTY CHEMICALS-0.83%

Tokuyama Corp.(a)                              5,000    $   75,189
==================================================================

STEEL-3.00%

Chubu Steel Plate Co., Ltd.(a)                 5,600        55,406
------------------------------------------------------------------
JFE Holdings, Inc.(a)                          4,000       217,233
==================================================================
                                                           272,639
==================================================================

SYSTEMS SOFTWARE-0.81%

Hitachi Software Engineering Co., Ltd.(a)      3,100        73,622
==================================================================

TIRES & RUBBER-0.48%

Sumitomo Rubber Industries, Ltd.               4,000        43,187
==================================================================

TOBACCO-1.24%

Japan Tobacco Inc.(a)                             23       112,284
==================================================================

TRADING COMPANIES & DISTRIBUTORS-5.15%

Mitsubishi Corp.(a)                            8,100       172,825
------------------------------------------------------------------
Mitsui & Co., Ltd.(a)                          8,000       142,644
------------------------------------------------------------------
Sojitz Corp.(a)                                40,700      152,953
==================================================================
                                                           468,422
==================================================================

WIRELESS TELECOMMUNICATION SERVICES-4.09%

KDDI Corp.(a)                                     33       259,083
------------------------------------------------------------------
NTT DoCoMo, Inc.(a)                               66       112,612
==================================================================
                                                           371,695
==================================================================
    Total Foreign Stocks (Japan)
      (Cost $8,450,065)                                  8,845,624
==================================================================

MONEY MARKET FUNDS-0.63%

Liquid Assets Portfolio-Institutional
  Class(c)                                     28,844       28,844
------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       28,844       28,844
==================================================================
    Total Money Market Funds (Cost $57,688)                 57,688
==================================================================
TOTAL INVESTMENTS-97.97% (Cost $8,507,753)               8,903,312
==================================================================
OTHER ASSETS LESS LIABILITIES-2.03%                        184,020
==================================================================
NET ASSETS-100.00%                                      $9,087,332
__________________________________________________________________
==================================================================

Notes to Schedule of Investments:

(*) Industry classifications used in this report are generally according to the Global industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $8,712,673, which represented 95.88% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Japan Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $8,450,065)          $8,845,624
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $57,688)                                     57,688
===========================================================
    Total investments (Cost $8,507,753)           8,903,312
===========================================================
Foreign currencies, at value (Cost $623)                615
-----------------------------------------------------------
Receivables for:
  Investments sold                                   90,813
-----------------------------------------------------------
  Fund shares sold                                  210,607
-----------------------------------------------------------
  Dividends                                          42,741
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                2,055
-----------------------------------------------------------
Other assets                                         24,534
===========================================================
    Total assets                                  9,274,677
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                              86,989
-----------------------------------------------------------
  Fund shares reacquired                             19,999
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             2,055
-----------------------------------------------------------
Accrued distribution fees                            12,810
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,416
-----------------------------------------------------------
Accrued transfer agent fees                           2,608
-----------------------------------------------------------
Accrued operating expenses                           61,468
===========================================================
    Total liabilities                               187,345
===========================================================
Net assets applicable to shares outstanding      $9,087,332
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $9,723,737
-----------------------------------------------------------
Undistributed net investment income (loss)          (21,783)
-----------------------------------------------------------
Undistributed net realized gain (loss)           (1,009,717)
-----------------------------------------------------------
Unrealized appreciation                             395,095
===========================================================
                                                 $9,087,332
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $5,666,747
___________________________________________________________
===========================================================
Class B                                          $1,133,033
___________________________________________________________
===========================================================
Class C                                          $1,609,188
___________________________________________________________
===========================================================
Institutional Class                              $  678,364
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             628,184
___________________________________________________________
===========================================================
Class B                                             126,661
___________________________________________________________
===========================================================
Class C                                             179,910
___________________________________________________________
===========================================================
Institutional Class                                  75,001
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $     9.02
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $9.02 divided by
      94.50%)                                    $     9.55
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $     8.95
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $     8.94
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $     9.04
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Japan Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $3,883)        $  51,599
-----------------------------------------------------------------------
Dividends from affiliated money market funds                      5,399
-----------------------------------------------------------------------
Interest                                                          1,938
=======================================================================
    Total investment income                                      58,936
=======================================================================

EXPENSES:

Advisory fees                                                    38,049
-----------------------------------------------------------------------
Administrative services fees                                     24,795
-----------------------------------------------------------------------
Custodian fees                                                   14,689
-----------------------------------------------------------------------
Distribution fees:
  Class A                                                         6,378
-----------------------------------------------------------------------
  Class B                                                         5,352
-----------------------------------------------------------------------
  Class C                                                         6,464
-----------------------------------------------------------------------
Transfer agent fees -- A, B and C                                13,379
-----------------------------------------------------------------------
Transfer agent fees -- Institutional                                  5
-----------------------------------------------------------------------
Trustees' and officer's fees and benefits                         8,731
-----------------------------------------------------------------------
Registration and filing fees                                     46,801
-----------------------------------------------------------------------
Reports to shareholders                                          14,399
-----------------------------------------------------------------------
Professional services fees                                       42,605
-----------------------------------------------------------------------
Other                                                             7,245
=======================================================================
    Total expenses                                              228,892
=======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                 (151,687)
=======================================================================
    Net expenses                                                 77,205
=======================================================================
Net investment income (loss)                                    (18,269)
=======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                        (459,974)
-----------------------------------------------------------------------
  Foreign currencies                                             (1,050)
=======================================================================
                                                               (461,024)
=======================================================================
Change in net unrealized appreciation of:
  Investment securities                                         547,178
-----------------------------------------------------------------------
  Foreign currencies                                                269
=======================================================================
                                                                547,447
=======================================================================
Net realized and unrealized gain                                 86,423
=======================================================================
Net increase in net assets resulting from operations          $  68,154
_______________________________________________________________________
=======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Japan Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the period March 31, 2006 (date operations commenced) to October 31, 2006
(Unaudited)

                                                              APRIL 30,     OCTOBER 31,
                                                                 2007          2006
---------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (18,269)   $  (39,408)
---------------------------------------------------------------------------------------
  Net realized gain (loss)                                      (461,024)     (555,591)
---------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)           547,447      (152,352)
=======================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   68,154      (747,351)
=======================================================================================
Share transactions-net:
  Class A                                                      1,217,368     4,821,438
---------------------------------------------------------------------------------------
  Class B                                                        110,557     1,138,695
---------------------------------------------------------------------------------------
  Class C                                                        520,581     1,206,888
---------------------------------------------------------------------------------------
  Institutional Class                                                237       750,765
=======================================================================================
    Net increase in net assets resulting from share
     transactions                                              1,848,743     7,917,786
=======================================================================================
    Net increase in net assets                                 1,916,897     7,170,435
=======================================================================================

NET ASSETS:

  Beginning of period                                          7,170,435            --
=======================================================================================
  End of period (including undistributed net investment
    income (loss) of $(21,783) and $(3,514), respectively)    $9,087,332    $7,170,435
_______________________________________________________________________________________
=======================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Japan Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Japan Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Japan Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. RISKS INVOLVED IN INVESTING IN THE FUND -- Single Country -- Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

J. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

K. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM Japan Fund


       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

L. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.935%
--------------------------------------------------------------------
Next $250 million                                             0.91%
--------------------------------------------------------------------
Next $500 million                                             0.885%
--------------------------------------------------------------------
Next $1.5 billion                                             0.86%
--------------------------------------------------------------------
Next $2.5 billion                                             0.835%
--------------------------------------------------------------------
Next $2.5 billion                                             0.81%
--------------------------------------------------------------------
Next $2.5 billion                                             0.785%
--------------------------------------------------------------------
Over $10 billion                                              0.76%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Asset Management (Japan) Limited ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.70%, 2.45%, 2.45% and 1.45% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (n/k/a INVESCO PLC) ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    For the six months ended April 30, 2007, AIM waived advisory fees and reimbursed expenses of $137,750 and reimbursed class level expenses of $8,912, $1,869, $2,258 and $5 expenses of Class A, Class B, Class C and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's

AIM Japan Fund

Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $5,143 in front-end sales commissions from the sale of Class A shares and $436, $1,164 and $1,018 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class             $   --          $1,349,524        $(1,320,680)         $   --           $28,844        $2,706        $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class                 --           1,349,524         (1,320,680)             --            28,844         2,693            --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates      $   --          $2,699,048        $(2,641,360)         $   --           $57,688        $5,399        $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $893.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $2,742 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

AIM Japan Fund


    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2014                                                  $516,097
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $6,879,697 and $5,269,837, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $825,484
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (455,005)
==============================================================================
Net unrealized appreciation of investment securities                $370,479
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $8,532,833.

AIM Japan Fund

NOTE 9--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                        CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------
                                                                                            MARCH 31, 2006
                                                                                           (DATE OPERATIONS
                                                                                              COMMENCED)
                                                                 SIX MONTHS ENDED                 TO
                                                                APRIL 30, 2007(a)          OCTOBER 31, 2006
                                                              ----------------------    ----------------------
                                                               SHARES       AMOUNT       SHARES       AMOUNT
--------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      451,483    $4,089,688     651,753    $6,144,792
--------------------------------------------------------------------------------------------------------------
  Class B                                                       22,631       202,282     139,384     1,354,677
--------------------------------------------------------------------------------------------------------------
  Class C                                                       86,160       783,154     146,443     1,407,660
--------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --            --      75,001       750,010
==============================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        1,826        17,018       1,806        15,881
--------------------------------------------------------------------------------------------------------------
  Class B                                                       (1,839)      (17,018)     (1,813)      (15,881)
==============================================================================================================
Reacquired:(b)
  Class A                                                     (325,179)   (2,889,338)   (153,505)   (1,339,235)
--------------------------------------------------------------------------------------------------------------
  Class B                                                       (8,405)      (74,707)    (23,297)     (200,101)
--------------------------------------------------------------------------------------------------------------
  Class C                                                      (29,632)     (262,573)    (23,061)     (200,772)
--------------------------------------------------------------------------------------------------------------
  Institutional Class                                               --           237          --           755
==============================================================================================================
                                                               197,045    $1,848,743     812,711    $7,917,786
______________________________________________________________________________________________________________
==============================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 20% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
     In addition, 30% of the outstanding shares of the Fund are owned by AIM.
(b) Amount is net of redemption fees of $1,644, $371, $421 and $237 for Class A, Class B, Class C and Institutional Class shares, respectively, for the six months ended April 30, 2007, and $3,818, $1,090, $1,146 and $755 for Class A, Class B, Class C and Institutional Class shares, respectively, for the period March 31, 2006 (date operations commenced) to October 31, 2006.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM Japan Fund


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                                               (DATE OPERATIONS
                                                              SIX MONTHS          COMMENCED)
                                                                ENDED                 TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  8.83             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.01)(a)           (0.04)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.20               (1.14)
===============================================================================================
    Total from investment operations                              0.19               (1.18)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.01
===============================================================================================
Net asset value, end of period                                 $  9.02             $  8.83
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   2.15%             (11.70)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 5,667             $ 4,417
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.72%(c)            1.77%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               5.46%(c)            6.96%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.27)%(c)          (0.87)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          65%                 37%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $5,145,180.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Japan Fund

                                                                           CLASS B
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                                               (DATE OPERATIONS
                                                              SIX MONTHS          COMMENCED)
                                                                ENDED                 TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  8.79             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)           (0.08)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.21               (1.14)
===============================================================================================
    Total from investment operations                              0.16               (1.22)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.01
===============================================================================================
Net asset value, end of period                                 $  8.95             $  8.79
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   1.82%             (12.10)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 1,133             $ 1,005
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.47%(c)            2.52%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               6.21%(c)            7.71%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (1.02)%(c)          (1.62)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          65%                 37%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,079,225.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           CLASS C
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                                               (DATE OPERATIONS
                                                              SIX MONTHS          COMMENCED)
                                                                ENDED                 TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  8.79             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.05)(a)           (0.08)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.20               (1.14)
===============================================================================================
    Total from investment operations                              0.15               (1.22)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.01
===============================================================================================
Net asset value, end of period                                 $  8.94             $  8.79
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   1.71%             (12.10)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 1,609             $ 1,085
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.47%(c)            2.52%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               6.21%(c)            7.71%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (1.02)%(c)          (1.62)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          65%                 37%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,303,526.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Japan Fund

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                                               (DATE OPERATIONS
                                                              SIX MONTHS          COMMENCED)
                                                                ENDED                 TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  8.85             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.00)(a)           (0.03)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.19               (1.13)
===============================================================================================
    Total from investment operations                              0.19               (1.16)
===============================================================================================
Redemption fees added to shares of beneficial interest            0.00                0.01
===============================================================================================
Net asset value, end of period                                 $  9.04             $  8.85
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   2.15%             (11.50)%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $   678             $   664
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.46%(c)            1.52%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               4.85%(c)            6.41%(d)
===============================================================================================
Ratio of net investment income (loss) to average net assets      (0.01)%(c)          (0.62)%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                          65%                 37%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $678,360.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Japan Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM JAPAN FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to    information to compare the ongoing costs
                                             estimate the expenses that you paid over     of investing in the Fund and other funds.
As a shareholder of the Fund, you incur      the period. Simply divide your account       To do so, compare this 5% hypothetical
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      example with the 5% hypothetical examples
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      that appear in the shareholder reports of
purchase payments; contingent deferred       then multiply the result by the number in    the other funds.
sales charges on redemptions, and            the table under the heading entitled
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to         Please note that the expenses shown in
costs, including management fees;            estimate the expenses you paid on your       the table are meant to highlight your
distribution and/or service (12b-1) fees;    account during this period.                  ongoing costs only and do not reflect any
and other Fund expenses. This example is                                                  transaction costs, such as sales charges
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON          (loads) on purchase payments, contingent
ongoing costs (in dollars) of investing in   PURPOSES                                     deferred sales charges on redemptions, and
the Fund and to compare these costs with                                                  redemption fees, if any. Therefore, the
ongoing costs of investing in other mutual   The table below also provides information    hypothetical information is useful in
funds. The example is based on an            about hypothetical account values and        comparing ongoing costs only, and will not
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    help you determine the relative total
beginning of the period and held for the     actual expense ratio and an assumed rate     costs of owning different funds. In
entire period November 1, 2006, through      of return of 5% per year before expenses,    addition, if these transaction costs were
April 30, 2007.                              which is not the Fund's actual return.       included, your costs would have been
                                                                                          higher.
ACTUAL EXPENSES                                 The hypothetical account values and
                                             expenses may not be used to estimate the
The table below provides information about   actual ending account balance or expenses
actual account values and actual expenses.   you paid for the period. You may use this
You may use the information in this table,

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,021.50               $ 8.62       $1,016.27             $ 8.60            1.72%
   B                1,000.00               1,018.20                12.36        1,012.55              12.33            2.47
   C                1,000.00               1,017.10                12.35        1,012.55              12.33            2.47

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM JAPAN FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will
                                             actual expense ratio and an assumed rate     not help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,021.50               $7.32        $1,017.55             $7.30             1.46%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM              JAP-INS-2               A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to share- holders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and
   postage.                                         033-19338.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The infor- mation is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    JAP-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                              AIM LIBOR ALPHA FUND
               Semiannual Report to Shareholders o April 30, 2007

                                EFFECTIVE FEBRUARY 28, 2007, AIM ENHANCED SHORT BOND FUND WAS RENAMED AIM LIBOR ALPHA FUND.

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

FIXED INCOME

Short-Term Taxable Investment Grade

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    7
Notes to Financial Statements ............   10
Financial Highlights .....................   16
Fund Expenses ............................   19

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM LIBOR ALPHA FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at
                                             A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering
    [CROCKETT                                shareholder expenses for the AIM Funds.
      PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31,
                                             2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your
                                             Board's Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments
                                             --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM LIBOR Alpha Fund

PORTFOLIO COMPOSITION

By industry, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Collateralized Mortgage Obligations               20.4%
---------------------------------------------------------
Asset-Backed Securities -- Consumer
  Receivables                                     13.9
---------------------------------------------------------
Other Diversified Financial Services               4.8
---------------------------------------------------------
Investment Banking & Brokerage                     4.1
---------------------------------------------------------
Consumer Finance                                   3.9
---------------------------------------------------------
Integrated Oil & Gas                               3.4
---------------------------------------------------------
Diversified Banks                                  3.0
---------------------------------------------------------
Other Industries, Each with Less than 3% of
  Total Net Assets                                39.5
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      7.0
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-52.14%

AUTO PARTS & EQUIPMENT-2.07%

Johnson Controls, Inc., Sr. Floating Rate
  Notes, 5.59%, 01/17/08(a)(b)                 $1,000,000   $ 1,001,683
=======================================================================

BROADCASTING & CABLE TV-2.69%

Viacom Inc., Sr. Unsec. Floating Rate Global
  Notes, 5.70%, 06/16/09(a)(b)                  1,300,000     1,304,436
=======================================================================

CONSUMER FINANCE-3.87%

American Express Centurion Bank, Floating
  Rate Notes, 5.48%, 12/17/09(a)(b)               800,000       802,299
-----------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec.
  Unsub. Floating Rate Medium Term Notes,
  5.62%, 09/10/09(a)(b)                           850,000       852,201
-----------------------------------------------------------------------
SLM Corp.-Series A, Unsec. Unsub. Medium Term
  Notes, 5.00%, 04/15/15(a)                       250,000       220,838
=======================================================================
                                                              1,875,338
=======================================================================

DEPARTMENT STORES-0.65%

JC Penney Corp Inc., Sr. Notes, 6.38%,
  10/15/36(a)                                     315,000       313,737
=======================================================================

DISTILLERS & VINTNERS-1.44%

Diageo Finance B.V. (Netherlands), Unsec.
  Unsub. Gtd. Floating Rate Global Notes,
  5.47%, 03/30/09(a)(b)                           700,000       700,826
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


DIVERSIFIED BANKS-3.00%

HSBC Bank USA N.A.,
  Sr. Floating Rate Global Notes,
  5.48%, 06/10/09(a)(b)                        $  750,000   $   752,547
-----------------------------------------------------------------------
  Floating Rate Global Notes,
  5.49%, 12/14/09(a)(b)                           250,000       250,704
-----------------------------------------------------------------------
Wachovia Bank N.A., Sr. Floating Rate Notes,
  5.42%, 12/02/10(a)(b)                           450,000       450,485
=======================================================================
                                                              1,453,736
=======================================================================

DIVERSIFIED CAPITAL MARKETS-2.90%

Credit Suisse (USA) Inc.,
  Floating Rate Global Notes,
  5.56%, 08/15/10(a)(b)                           700,000       703,519
-----------------------------------------------------------------------
  Sr. Unsec. Floating Rate Global Notes,
  5.54%, 03/02/11(a)(b)                           700,000       703,205
=======================================================================
                                                              1,406,724
=======================================================================

ELECTRIC UTILITIES-2.68%

DCP Midstream L.P., Sr. Unsec. Notes, 8.13%,
  08/16/30(a)                                      50,000        61,689
-----------------------------------------------------------------------
Ohio Power Co.-Series K, Sr. Unsec. Notes,
  6.00%, 06/01/16(a)                              694,000       720,282
-----------------------------------------------------------------------
PPL Energy Supply LLC-Series A, Sr. Unsec.
  Global Notes, 6.40%, 11/01/11(a)                500,000       518,840
=======================================================================
                                                              1,300,811
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.07%

NXP B.V./ NXP Funding LLC (Netherlands), Sr.
  Sec. Floating Rate Notes, 8.11%, 10/15/13
  (Acquired 10/05/06; Cost $500,000)(a)(b)(c)     500,000       517,354
=======================================================================

AIM LIBOR Alpha Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT-0.29%

Invacare Corp., Sr. Notes, 9.75%, 02/15/15
  (Acquired 02/07/07; Cost $138,099)(a)(c)     $  140,000   $   142,800
=======================================================================

HEALTH CARE FACILITIES-1.22%

Impress Holdings B.V. (Netherlands), Sr. Sec.
  Floating Rate Bonds, 8.48%, 09/15/13
  (Acquired 09/15/06; Cost $575,000)(a)(b)(c)     575,000       591,516
=======================================================================

HOME IMPROVEMENT RETAIL-2.06%

Home Depot, Inc. (The), Sr. Unsec. Unsub.
  Floating Rate Global Note, 5.48%,
  12/16/09(a)(b)                                1,000,000     1,001,701
=======================================================================

HOMEBUILDING-2.06%

Centex Corp.-Series E, Sr. Floating Rate
  Medium Term Notes, 5.61%, 08/01/07(a)(b)      1,000,000     1,000,619
=======================================================================

HYPERMARKETS & SUPER CENTERS-0.65%

Costco Wholesale Corp., Sr. Unsec. Unsub.
  Notes, 5.50%, 03/15/17(a)                       315,000       317,199
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-2.06%

TXU Energy Co. LLC, Sr. Unsec. Floating Rate
  Notes, 5.85%, 09/16/08 (Acquired 03/13/07;
  Cost $1,000,000)(a)(b)(c)                     1,000,000     1,000,436
=======================================================================

INTEGRATED OIL & GAS-3.40%

ConocoPhillips Australia Funding Co., Sr.
  Unsec. Gtd. Floating Rate Notes, 5.45%,
  04/09/09(a)(b)                                1,650,000     1,650,968
=======================================================================

INVESTMENT BANKING & BROKERAGE-4.14%

Goldman Sachs Group Inc. (The), Floating Rate
  Global Notes, 5.65%, 06/28/10(a)(b)           1,000,000     1,006,581
-----------------------------------------------------------------------
Morgan Stanley, Floating Rate Global Notes,
  5.61%, 01/18/11(a)(b)                         1,000,000     1,003,295
=======================================================================
                                                              2,009,876
=======================================================================

MULTI-LINE INSURANCE-2.58%

Hartford Life Global Funding Trusts, Sec.
  Floating Rate Medium Term Notes, 5.40%,
  05/15/08(a)(b)                                1,000,000     1,000,259
-----------------------------------------------------------------------
Liberty Mutual Group Inc., Jr. Unsec. Sub.
  Gtd. Bond, 7.80%, 03/15/37 (Acquired
  04/16/07; Cost $249,785)(a)(c)                  250,000       253,110
=======================================================================
                                                              1,253,369
=======================================================================

MULTI-UTILITIES-1.04%

PSEG Energy Holdings LLC,
  Sr. Unsec. Global Notes,
  8.63%, 02/15/08(a)                              224,000       229,320
-----------------------------------------------------------------------
  8.50%, 06/15/11(a)                              252,000       274,050
=======================================================================
                                                                503,370
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


OTHER DIVERSIFIED FINANCIAL SERVICES-4.76%

JPM Chase Capital XXI-Series U, Jr. Sub. Gtd.
  Floating Rate Global Bonds, 6.31%,
  02/02/37(a)(b)                               $  800,000   $   808,430
-----------------------------------------------------------------------
Bank of America N.A., Sr. Unsec. Floating
  Rate Notes, 5.36%, 02/27/09(a)(b)             1,000,000       998,892
-----------------------------------------------------------------------
Citigroup Inc., Unsec. Sub. Floating Rate
  Global Notes, 5.61%, 06/09/16(a)(b)             500,000       500,250
=======================================================================
                                                              2,307,572
=======================================================================

PACKAGED FOODS & MEATS-2.58%

General Mills, Inc., Unsec. Unsub. Floating
  Rate Notes, 5.49%, 01/22/10(a)(b)             1,250,000     1,250,789
=======================================================================

RAILROADS-0.80%

Burlington North Santa Fe Corp., Unsec.
  Global Deb., 6.15%, 05/01/37(a)                 380,000       385,871
=======================================================================

REGIONAL BANKS-2.06%

PNC Funding Corp., Sr. Gtd. Floating Rate
  Notes, 5.56%, 01/31/14(a)(b)                  1,000,000     1,001,559
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.07%

Vodafone Group PLC (United Kingdom), Floating
  Rate Global Notes, 5.70%, 06/15/11(a)(b)      1,000,000     1,006,140
=======================================================================
    Total Bonds & Notes (Cost $25,201,568)                   25,298,430
=======================================================================
ASSET-BACKED SECURITIES-36.17%

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-13.94%

Long Beach Mortgage Loan Trust-Series 2006-7,
  Class 2A1, Floating Rate Pass Thru Ctfs.,
  5.37%, 08/25/36(a)(b)                           708,221       708,613
-----------------------------------------------------------------------
Morgan Stanley ABS Capital I-Series 2005-HE4,
  Class A2B, Floating Rate Pass Through
  Ctfs., 5.56%, 07/25/35(a)(b)                    400,000       400,610
-----------------------------------------------------------------------
Residential Asset Securities Corp.-Series
  2007 KS4, Class A1, Floating Rate Pass
  Through Ctfs., 5.42%, 05/25/37(b)(d)          1,000,000     1,000,000
-----------------------------------------------------------------------
Saxon Asset Securities Trust,
  Series 2004-2, Class MV3,
  Floating Rate Pass Through Ctfs.,
  6.59%, 08/25/35(a)(b)                         1,000,000     1,008,120
-----------------------------------------------------------------------
  Series 2007 2, Class A2A,
  Floating Rate Pass Through Ctfs.,
  5.42%, 05/25/47(b)(d)                         1,000,000     1,000,000
-----------------------------------------------------------------------
Soundview Home Equity Loan Trust- Series
  2006-OPT5, Class M1, Floating Rate Pass
  Through Ctfs., 5.57%, 07/25/36(a)(b)            750,000       748,158
-----------------------------------------------------------------------

AIM LIBOR Alpha Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
ASSET-BACKED SECURITIES-CONSUMER RECEIVABLES-(CONTINUED)

Structured Asset Securities Corp.-Series
  2007-EQ1, Class A2, Floating Rate Pass
  Through Ctfs., 5.41%, 03/25/37(b)            $1,000,000   $ 1,000,000
-----------------------------------------------------------------------
Wells Fargo Home Equity Trust-Series 2006-3,
  Class A1, Floating Rate Pass Through Ctfs.,
  5.37%, 01/25/37(a)(b)                           897,082       897,574
=======================================================================
                                                              6,763,075
=======================================================================

ASSET-BACKED SECURITIES- MANUFACTURED
  HOUSING-0.39%

Vanderbilt Mortgage Finance,
  Series 2002-C, Class A2,
  Pass Through Ctfs.,
  4.23%, 02/07/15(a)                                  468           468
-----------------------------------------------------------------------
  Series 2002-C, Class A4,
  Pass Through Ctfs.,
  6.57%, 08/07/24(a)                              105,000       109,271
-----------------------------------------------------------------------
  Series 2002-B, Class A4,
  Pass Through Ctfs.,
  5.84%, 02/07/26(a)                               80,000        80,938
=======================================================================
                                                                190,677
=======================================================================

ASSET-BACKED SECURITIES-TIME SHARE-1.43%

Marriott Vacation Club Owner Trust-Series
  2006-1A, Class A, Pass Through Ctfs.,
  5.74%, 04/20/28 (Acquired 05/23/06; Cost
  $682,523)(a)(c)(e)                              682,533       693,413
=======================================================================

COLLATERALIZED MORTGAGE OBLIGATIONS-20.41%

BNC Mortgage Loan Trust-Series 2007-2, Class
  A2, Floating Rate Pass Through Ctfs.,
  5.42%, 05/25/37(b)                            1,000,000     1,000,000
-----------------------------------------------------------------------
Countrywide Asset-Backed Certificates- Series
  2007-BC2, Class 2A1, Floating Rate Pass
  Through Ctfs., 5.43%, 06/25/37(a)(b)          1,000,000     1,000,006
-----------------------------------------------------------------------
Fannie Mae REMIC-Series 2003-112, Class FA,
  Floating Rate Pass Through Ctfs., 5.82%,
  01/25/28(a)(b)                                  973,640       976,133
-----------------------------------------------------------------------
Fannie Mae Whole Loan-Series 2004-W5, Class
  F1, Floating Rate Pass Through Ctfs.,
  5.77%, 02/25/47(a)(b)                           432,755       435,661
-----------------------------------------------------------------------
Freddie Mac REMIC,
  Series 2399, Class XF, Floating Rate Pass
  Through Ctfs.,
  6.27%, 01/15/32(a)(b)                           505,710       520,167
-----------------------------------------------------------------------
  Series 2470, Class JF, Floating Rate Pass
  Through Ctfs.,
  6.32%, 12/15/31(a)(b)                           748,755       773,163
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

JP Morgan Chase Commercial Mortgage
  Securities Corp.-Series 2005-FL1A, Class
  A1, Floating Rate Pass Through Ctfs.,
  5.43%, 02/15/19 (Acquired 05/31/06; Cost
  $246,623)(a)(b)(c)                           $  246,660   $   246,818
-----------------------------------------------------------------------
Morgan Stanley Capital I,
  Series 2006-IQ11, Class A4, Pass Through
  Ctfs., 5.95%, 10/15/42(a)(b)                  1,000,000     1,029,263
-----------------------------------------------------------------------
  Series 2007-NC2, Class A2A, Floating Rate
  Pass Through Ctfs.,
  5.43%, 02/25/37(b)(d)                         1,000,000     1,000,000
-----------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan
  Trust,
  Series 2004-1, Class 3A1, Pass Through
  Ctfs., 7.38%, 02/25/34(a)(b)                    321,971       322,433
-----------------------------------------------------------------------
  Series 2005-11, Class 1A1, Pass Through
  Ctfs., 5.42%, 05/25/35(a)(b)                    247,633       248,550
-----------------------------------------------------------------------
Wells Fargo Mortgage Backed Securities Trust,
  Series 2004-S, Class A1, Floating Rate Pass
  Through Ctfs.,
  3.54%, 09/25/34(a)(b)                         1,380,454     1,350,616
-----------------------------------------------------------------------
  Series 2007-2, Class A1, Floating Rate Pass
  Through Ctfs.,
  5.41%, 04/25/37(a)(b)                         1,000,000     1,001,230
=======================================================================
                                                              9,904,040
=======================================================================
    Total Asset-Backed Securities (Cost
      $17,468,021)                                           17,551,205
=======================================================================
U.S. MORTGAGE BACKED SECURITIES-3.64%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.91%

Floating Rate Pass Through Ctfs., 6.55%,
  07/01/36(a)(b)                                  902,049       925,692
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.73%

Floating Rate Pass Through Ctfs., 4.80%,
  11/01/32(a)(b)                                  830,971       840,600
=======================================================================
    Total U.S. Mortgage Backed Securities
      (Cost $1,750,162)                                       1,766,292
=======================================================================
U.S. TREASURY SECURITIES-0.99%

U.S. TREASURY BILLS-0.99%

4.92%, 05/24/07(f)                                280,000(g)     279,117
-----------------------------------------------------------------------
4.95%, 05/24/07(f)                                200,000(g)     199,369
=======================================================================
    Total U.S. Treasury Securities (Cost
      $478,486)                                                 478,486
=======================================================================

AIM LIBOR Alpha Fund


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

                                                 SHARES        VALUE
-----------------------------------------------------------------------
MONEY MARKET FUNDS-10.35%

Liquid Assets Portfolio-Institutional
  Class(h)                                      2,510,054   $ 2,510,054
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(h)        2,510,054     2,510,054
=======================================================================
    Total Money Market Funds (Cost
      $5,020,108)                                             5,020,108
=======================================================================
TOTAL INVESTMENTS-103.29% (Cost $49,918,345)                 50,114,521
=======================================================================
OTHER ASSETS LESS LIABILITIES-(3.29)%                        (1,596,820)
=======================================================================
NET ASSETS-100.00%                                          $48,517,701
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Jr.     - Junior
REMIC   - Real Estate Mortgage Investment Conduit
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(*) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at April 30, 2007 was $39,615,927, which represented 81.65% of the Fund's Net Assets. See Note 1A.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2007.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at April 30, 2007 was $3,445,447, which represented 7.10% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2007 was $3,000,000, which represented 6.18% of the Fund's Net Assets. See Note 1A.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at April 30, 2007 represented 1.43% of the Fund's Net Assets.
(f) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 7.
(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LIBOR Alpha Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $44,898,237)        $45,094,413
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $5,020,108)                               5,020,108
===========================================================
    Total investments (Cost $49,918,345)         50,114,521
===========================================================
Foreign currencies, at value (Cost $4,835)            4,951
-----------------------------------------------------------
Cash                                                 13,590
-----------------------------------------------------------
Receivables for:
  Investments sold                                  247,327
-----------------------------------------------------------
  Fund shares sold                                   17,157
-----------------------------------------------------------
  Dividends and Interest                            301,883
-----------------------------------------------------------
  Fund expenses absorbed                             25,035
-----------------------------------------------------------
  Principal paydowns                                 14,373
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                2,108
-----------------------------------------------------------
Other assets                                         31,600
===========================================================
    Total assets                                 50,772,545
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,000,000
-----------------------------------------------------------
  Fund shares reacquired                          1,119,333
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             2,564
-----------------------------------------------------------
  Variation margin                                   56,655
-----------------------------------------------------------
Accrued distribution fees                            14,132
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,464
-----------------------------------------------------------
Accrued transfer agent fees                           3,729
-----------------------------------------------------------
Accrued operating expenses                           56,967
===========================================================
Total liabilities                                 2,254,844
===========================================================
Net assets applicable to shares outstanding     $48,517,701
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $48,386,871
-----------------------------------------------------------
Undistributed net investment income                  21,425
-----------------------------------------------------------
Undistributed net realized gain (loss)             (105,152)
-----------------------------------------------------------
Unrealized appreciation                             214,557
===========================================================
                                                $48,517,701
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $29,427,484
___________________________________________________________
===========================================================
Class C                                         $17,454,017
___________________________________________________________
===========================================================
Class R                                         $   794,975
___________________________________________________________
===========================================================
Institutional Class                             $   841,225
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           2,946,480
___________________________________________________________
===========================================================
Class C                                           1,747,109
___________________________________________________________
===========================================================
Class R                                              79,600
___________________________________________________________
===========================================================
Institutional Class                                  84,238
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $      9.99
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $9.99 divided by
    97.50%)                                     $     10.25
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $      9.99
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $      9.99
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $      9.99
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LIBOR Alpha Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $1,376,537
------------------------------------------------------------------------
Dividends from affiliated money market funds                     109,408
========================================================================
    Total investment income                                    1,485,945
========================================================================

EXPENSES:

Advisory fees                                                    117,605
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                    11,602
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         40,454
------------------------------------------------------------------------
  Class C                                                         91,540
------------------------------------------------------------------------
  Class R                                                          1,941
------------------------------------------------------------------------
Transfer agent fees -- A, C and R                                 19,810
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   7
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          9,466
------------------------------------------------------------------------
Registration and filing fees                                      52,336
------------------------------------------------------------------------
Professional services fees                                        46,559
------------------------------------------------------------------------
Other                                                             20,340
========================================================================
    Total expenses                                               436,455
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (191,876)
========================================================================
    Net expenses                                                 244,579
========================================================================
Net investment income                                          1,241,366
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                          134,336
------------------------------------------------------------------------
  Foreign currencies                                              81,072
------------------------------------------------------------------------
  Foreign currency contracts                                    (116,428)
------------------------------------------------------------------------
  Futures contracts                                              195,474
------------------------------------------------------------------------
  Swap Agreements                                                136,161
========================================================================
                                                                 430,615
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                          (46,551)
------------------------------------------------------------------------
  Foreign currencies                                              13,052
------------------------------------------------------------------------
  Foreign currency contracts                                      19,065
------------------------------------------------------------------------
  Futures contracts                                               32,519
------------------------------------------------------------------------
  Swap agreements                                                 (2,867)
========================================================================
                                                                  15,218
========================================================================
Net realized and unrealized gain                                 445,833
========================================================================
Net increase in net assets resulting from operations          $1,687,199
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LIBOR Alpha Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  1,241,366    $    920,642
------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         430,615        (534,057)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                             15,218         199,339
==========================================================================================
    Net increase in net assets resulting from operations         1,687,199         585,924
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (806,945)       (549,765)
------------------------------------------------------------------------------------------
  Class C                                                         (430,404)       (313,343)
------------------------------------------------------------------------------------------
  Class R                                                          (18,389)        (19,482)
------------------------------------------------------------------------------------------
  Institutional Class                                              (21,506)        (22,539)
==========================================================================================
    Decrease in net assets resulting from distributions         (1,277,244)       (905,129)
==========================================================================================
Share transactions-net:
  Class A                                                       (3,806,791)     33,155,600
------------------------------------------------------------------------------------------
  Class C                                                         (341,827)     17,781,875
------------------------------------------------------------------------------------------
  Class R                                                           18,389         777,650
------------------------------------------------------------------------------------------
  Institutional Class                                               21,506         820,549
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (4,108,723)     52,535,674
==========================================================================================
    Net increase (decrease) in net assets                       (3,698,768)     52,216,469
==========================================================================================

NET ASSETS:

  Beginning of period                                           52,216,469              --
==========================================================================================
  End of period (including undistributed net investment
    income of $21,425 and $57,303, respectively)              $ 48,517,701    $ 52,216,469
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM LIBOR Alpha Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM LIBOR Alpha Fund, formerly AIM Enhanced Short Bond Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide total return.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from

AIM LIBOR Alpha Fund

     settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are generally declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a

AIM LIBOR Alpha Fund

     foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

K. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L. SWAP AGREEMENTS -- The Funds may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), such Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, such Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, such Fund receives the fixed payment over the life of the agreement. As the seller, such Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

M. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $1 billion                                              0.45%
--------------------------------------------------------------------
Next $4 billion                                               0.425%
--------------------------------------------------------------------
Over $5 billion                                               0.40%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A), Inc. ("INVESCO"), AIM pays INVESCO 40% of the amount of AIM's compensation on sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class C, Class R and Institutional Class shares to 0.85%, 1.10% (after distribution fee waivers), 1.10% and 0.60% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above:
(i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (n/k/a INVESCO PLC) ("AMVESCAP") described more

AIM LIBOR Alpha Fund

fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees and reimbursed expenses of $123,634 and class level expenses of $12,357, $6,990, $296 and $7 for Class A, Class C, Class R and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has contractually agreed to waive 0.50% of Rule 12b-1 plan fees on Class C shares through at least June 30, 2007. Pursuant to the Plans, for the six months ended April 30, 2007, the Class A, Class C and Class R shares paid $40,454, $45,770 and $1,941, respectively after ADI waived plan fees of $45,770 for Class C shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $1,705 in front-end sales commissions from the sale of Class A shares and $29,900, $240 and $0 from Class A, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENT IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.

                                                                      CHANGE IN
                                                      PROCEEDS        UNREALIZED
                     VALUE          PURCHASES           FROM         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST           SALES        (DEPRECIATION)      04/30/07        INCOME      GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class            $283,701        $18,488,369      $(16,262,016)       $   --         $2,510,054      $ 54,811       $   --
-------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             283,701         18,488,369       (16,262,016)           --          2,510,054        54,597           --
===============================================================================================================================
  Total
    Investments
    in
    Affiliates     $567,402        $36,976,738      $(32,524,032)       $   --         $5,020,108      $109,408       $   --
===============================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $2,822.

AIM LIBOR Alpha Fund

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $2,838 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceed 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--FUTURES CONTRACTS

On April 30, 2007, $480,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                            OPEN FUTURES CONTRACTS AT PERIOD END
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 UNREALIZED
                                                                NUMBER OF       MONTH/            VALUE         APPRECIATION
CONTRACT                                                        CONTRACTS     COMMITMENT        04/30/07       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Australian Government 3 Year Bonds                                 60        June-07/Long     $  4,972,665        $ 20,372
=============================================================================================================================
                                                                                              $  4,972,665        $ 20,372
=============================================================================================================================
Euro-Bund                                                          36        June-07/Short    $ (5,607,790)       $(17,006)
-----------------------------------------------------------------------------------------------------------------------------
Japanese Government 10 Year Bonds                                   3        June-07/Short      (3,373,619)         10,387
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Long Bonds                                            8        June-07/Short        (894,000)         (4,892)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes                                         12        June-07/Short      (2,456,625)          3,162
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                        47        June-07/Short      (5,091,422)          6,243
=============================================================================================================================
                                                                                              $(17,423,456)       $ (2,106)
=============================================================================================================================
  Total open future contracts                                                                 $(12,450,791)       $ 18,266
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end. Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

AIM LIBOR Alpha Fund


    The Fund had a capital loss carryforward as of October 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2014                                                  $560,272
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $57,130,710 and $63,430,503, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $207,489
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (11,313)
==============================================================================
Net unrealized appreciation of investment securities                $196,176
______________________________________________________________________________
==============================================================================
Cost of investments is the same for tax and financial statement purposes.

NOTE 10--SHARE INFORMATION

The Fund currently offers four different classes of shares: Class A, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class C, Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC.


                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                                                 MARCH 31, 2006
                                                                                                (DATE OPERATIONS
                                                                   SIX MONTHS ENDED            COMMENCED) THROUGH
                                                                  APRIL 30, 2007(a)             OCTOBER 31, 2006
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        932,510    $  9,268,770     4,287,199    $42,676,674
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        582,550       5,800,106     2,840,515     28,308,929
---------------------------------------------------------------------------------------------------------------------
  Class R                                                             --              --        75,793        758,168
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --        79,811        798,010
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         67,123         684,232        48,420        480,236
---------------------------------------------------------------------------------------------------------------------
  Class C                                                         37,439         372,832        25,321        251,240
---------------------------------------------------------------------------------------------------------------------
  Class R                                                          1,847          18,389         1,960         19,482
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              2,160          21,506         2,267         22,539
=====================================================================================================================
Reacquired:
  Class A                                                     (1,380,671)    (13,759,793)   (1,008,101)   (10,001,310)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (653,378)     (6,514,765)   (1,085,338)   (10,778,294)
=====================================================================================================================
                                                                (410,420)   $ (4,108,723)    5,267,847    $52,535,674
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) There are three entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 37% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM LIBOR Alpha Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.91             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.24                0.26(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.09               (0.08)
===============================================================================================
    Total from investment operations                              0.33                0.18
===============================================================================================
Less dividends from net investment income                        (0.25)              (0.27)
===============================================================================================
Net asset value, end of period                                 $  9.99             $  9.91
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   3.33%               1.82%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $29,427             $32,980
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.86%(c)            0.87%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.41%(c)            1.66%(d)
===============================================================================================
Ratio of net investment income to average net assets              4.83%(c)            4.49%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                         119%                134%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $32,631,758.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           CLASS C
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  9.91             $ 10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.23                0.25(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.08               (0.09)
===============================================================================================
    Total from investment operations                              0.31                0.16
===============================================================================================
Less dividends from net investment income                        (0.23)              (0.25)
===============================================================================================
Net asset value, end of period                                 $  9.99             $  9.91
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   3.20%               1.67%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $17,454             $17,653
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.11%(c)            1.12%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.16%(c)            2.41%(d)
===============================================================================================
Ratio of net investment income to average net assets              4.58%(c)            4.24%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                         119%                134%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $18,459,769.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM LIBOR Alpha Fund

                                                                           CLASS R
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 9.91              $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.23                0.25(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.08               (0.09)
===============================================================================================
    Total from investment operations                              0.31                0.16
===============================================================================================
Less dividends from net investment income                        (0.23)              (0.25)
===============================================================================================
Net asset value, end of period                                  $ 9.99              $ 9.91
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   3.20%               1.67%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  795              $  771
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.11%(c)            1.12%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.66%(c)            1.91%(d)
===============================================================================================
Ratio of net investment income to average net assets              4.58%(c)            4.24%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                         119%                134%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $782,995.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                MARCH 31, 2006
                                                              SIX MONTHS       (DATE OPERATIONS
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2007                2006
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $9.91               $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.25                 0.28(a)
-----------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  0.09                (0.09)
===============================================================================================
    Total from investment operations                             0.34                 0.19
===============================================================================================
Less dividends from net investment income                       (0.26)               (0.28)
===============================================================================================
Net asset value, end of period                                  $9.99               $ 9.91
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                  3.46%                1.97%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $ 841               $  813
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 0.61%(c)             0.61%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.08%(c)             1.34%(d)
===============================================================================================
Ratio of net investment income to average net assets             5.08%(c)             4.75%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(e)                                        119%                 134%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $827,466.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM LIBOR Alpha Fund


NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM LIBOR ALPHA FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,      The hypothetical account values and
                                             together with the amount you invested, to    expenses may not be used to estimate the
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     actual ending account balance or expenses
two types of costs: (1) transaction costs,   the period. Simply divide your account       you paid for the period. You may use this
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      information to compare the ongoing costs
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      of investing in the Fund and other funds.
sales charges on redemptions, and            then multiply the result by the number in    To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     the table under the heading entitled         example with the 5% hypothetical examples
costs, including management fees;            "Actual Expenses Paid During Period" to      that appear in the shareholder reports of
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your       the other funds.
and other Fund expenses. This example is     account during this period.
intended to help you understand your                                                         Please note that the expenses shown in
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          the table are meant to highlight your
the Fund and to compare these costs with     PURPOSES                                     ongoing costs only and do not reflect any
ongoing costs of investing in other mutual                                                transaction costs, such as sales charges
funds. The example is based on an            The table below also provides information    (loads) on purchase payments, contingent
investment of $1,000 invested at the         about hypothetical account values and        deferred sales charges on redemptions, and
beginning of the period and held for the     hypothetical expenses based on the           redemption fees, if any. Therefore, the
entire period November 1, 2006, through      Fund's actual expense ratio and an assumed   hypothetical information is useful in
April 30, 2007.                              rate of return of 5% per year before         comparing ongoing costs only, and will not
                                             expenses, which is not the Fund's actual     help you determine the relative total
ACTUAL EXPENSES                              return.                                      costs of owning different funds. In
                                                                                          addition, if these transaction costs were
The table below provides information about                                                included, your costs would have been
actual account values and actual expenses.                                                higher.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,033.30               $4.34        $1,020.53             $4.31             0.86%
   C                1,000.00               1,032.00                5.59         1,019.29              5.56             1.11
   R                1,000.00               1,032.00                5.59         1,019.29              5.56             1.11

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM LIBOR ALPHA FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING              EXPENSES        ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,034.60               $3.08        $1,021.77             $3.06             0.61%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM              LAL-INS-2               A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarterends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-01424 and
   postage.                                         022-25469.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    LAL-SAR-1           A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                            AIM TRIMARK ENDEAVOR FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

DOMESTIC EQUITY

Mid-Cap Blend

Table of Contents

Letter to Shareholders....................    2
Schedule of Investments...................    3
Financial Statements......................    5
Notes to Financial Statements.............    8
Financial Highlights......................   14
Fund Expenses.............................   18

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM TRIMARK ENDEAVOR FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at
                                             A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering
   [CROCKETT                                 shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for
Bruce L. Crockett                            all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004. (1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-
                                             saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Trimark Endeavor Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Consumer Discretionary                            21.9%
---------------------------------------------------------
Industrials                                       17.4
---------------------------------------------------------
Health Care                                       16.8
---------------------------------------------------------
Financials                                        15.0
---------------------------------------------------------
Consumer Staples                                   4.0
---------------------------------------------------------
Information Technology                             2.0
---------------------------------------------------------
Materials                                          2.0
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                     20.9
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)

                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-57.77%

APPAREL RETAIL-4.43%

Ross Stores, Inc.                                 358,600   $ 11,887,590
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-4.87%

Liz Claiborne, Inc.                               292,200     13,067,184
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.93%

Investors Financial Services Corp.                 83,700      5,179,356
========================================================================

AUTOMOTIVE RETAIL-1.22%

AutoZone, Inc.(a)                                  24,500      3,259,480
========================================================================

BREWERS-2.11%

Molson Coors Brewing Co.-Class B                   59,904      5,647,749
========================================================================

COMMUNICATIONS EQUIPMENT-2.05%

Plantronics, Inc.                                 219,100      5,501,601
========================================================================

HEALTH CARE EQUIPMENT-9.24%

Cytyc Corp.(a)                                     36,700      1,292,941
------------------------------------------------------------------------
Kinetic Concepts, Inc.(a)                         279,500     13,975,000
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          105,100      9,509,448
========================================================================
                                                              24,777,389
========================================================================

HOME FURNISHINGS-4.75%

Tempur-Pedic International Inc.                   491,000     12,751,270
========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-4.75%

Manpower Inc.                                     158,800     12,743,700
========================================================================

INDUSTRIAL MACHINERY-2.55%

Graco Inc.                                        172,800      6,825,600
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

INSURANCE BROKERS-4.42%

Arthur J. Gallagher & Co.                         423,900   $ 11,852,244
========================================================================

LEISURE PRODUCTS-2.03%

Polaris Industries Inc.                           107,600      5,437,028
========================================================================

LIFE & HEALTH INSURANCE-3.01%

Unum Group                                        325,000      8,086,000
========================================================================

MANAGED HEALTH CARE-2.73%

WellPoint Inc.(a)                                  92,800      7,328,416
========================================================================

PHARMACEUTICALS-3.35%

Endo Pharmaceuticals Holdings Inc.(a)             290,200      8,978,788
========================================================================

TRUCKING-4.33%

Con-way Inc.                                      212,800     11,625,264
========================================================================
    Total Domestic Common Stocks (Cost
      $131,431,700)                                          154,948,659
========================================================================
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-21.37%

AUSTRALIA-1.49%

Cochlear Ltd. (Health Care Equipment)(b)           76,600      4,006,422
========================================================================

AUSTRIA-2.80%

Wiener Staedtische Versicherung A.G.
  (Multi-Line Insurance)(b)                       100,000      7,503,284
========================================================================

CANADA-3.00%

Tim Hortons, Inc. (Restaurants)                   163,000      5,140,103
------------------------------------------------------------------------
Tim Hortons, Inc. (Restaurants)(c)                 92,172      2,906,183
========================================================================
                                                               8,046,286
========================================================================

FRANCE-1.92%

Zodiac S.A. (Aerospace & Defense)(b)               67,100      5,160,934
========================================================================

AIM Trimark Endeavor Fund

                                                 SHARES        VALUE
------------------------------------------------------------------------

IRELAND-3.83%

DCC PLC (Industrial Conglomerates)(b)              84,700   $  2,837,528
------------------------------------------------------------------------
Kingspan Group PLC (Building Products)(b)         192,600      5,381,465
------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(a)             43,800      2,044,146
========================================================================
                                                              10,263,139
========================================================================

MEXICO-3.57%

Grupo Modelo, S.A.B. de C.V.-Series C
  (Brewers)                                     1,012,700      5,219,626
------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                             155,000      4,347,750
========================================================================
                                                               9,567,376
========================================================================

SWEDEN-1.96%

Hoganas A.B.-Class B (Steel)(b)                   175,500      5,270,183
========================================================================

                                                 SHARES        VALUE
------------------------------------------------------------------------

UNITED KINGDOM-2.80%

HBOS PLC (Diversified Banks)(b)                   350,000   $  7,512,267
========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $40,388,936)                     57,329,891
========================================================================

MONEY MARKET FUNDS-18.57%

Liquid Assets Portfolio-Institutional
  Class(d)                                     24,901,573     24,901,573
------------------------------------------------------------------------
Premier Portfolio-Institutional Class(d)       24,901,573     24,901,573
========================================================================
    Total Money Market Funds (Cost
      $49,803,146)                                            49,803,146
========================================================================
TOTAL INVESTMENTS-97.71% (Cost $221,623,782)                 262,081,696
========================================================================
OTHER ASSETS LESS LIABILITIES-2.29%                            6,138,501
========================================================================
NET ASSETS-100.00%                                          $268,220,197
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(*) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Non-income producing security.
(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $37,672,083, which represented 14.05% of the Fund's Net Assets. See Note 1A.
(c) Traded on New York Stock Exchange.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Endeavor Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $171,820,636)      $212,278,550
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $49,803,146)                             49,803,146
===========================================================
    Total investments (Cost $221,623,782)       262,081,696
===========================================================
Receivables for:
  Investments sold                                2,012,467
-----------------------------------------------------------
  Fund shares sold                               16,373,747
-----------------------------------------------------------
  Dividends                                         430,359
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                9,197
-----------------------------------------------------------
Other assets                                         57,510
===========================================================
    Total assets                                280,964,976
___________________________________________________________
===========================================================
LIABILITIES:

Payables for:
  Investments purchased                          12,007,565
-----------------------------------------------------------
  Fund shares reacquired                            330,381
-----------------------------------------------------------
  Foreign currency contracts                        191,377
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 12,161
-----------------------------------------------------------
Accrued distribution fees                            79,734
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,715
-----------------------------------------------------------
Accrued transfer agent fees                          43,409
-----------------------------------------------------------
Accrued operating expenses                           78,437
===========================================================
    Total liabilities                            12,744,779
===========================================================
Net assets applicable to shares outstanding    $268,220,197
___________________________________________________________
===========================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $223,865,972
-----------------------------------------------------------
Undistributed net investment income                 146,230
-----------------------------------------------------------
Undistributed net realized gain                   3,939,961
-----------------------------------------------------------
Unrealized appreciation                          40,268,034
===========================================================
                                               $268,220,197
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $198,457,684
___________________________________________________________
===========================================================
Class B                                        $ 20,775,547
___________________________________________________________
===========================================================
Class C                                        $ 35,472,021
___________________________________________________________
===========================================================
Class R                                        $  2,938,861
___________________________________________________________
===========================================================
Institutional Class                            $ 10,576,084
___________________________________________________________
===========================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          11,308,883
___________________________________________________________
===========================================================
Class B                                           1,210,411
___________________________________________________________
===========================================================
Class C                                           2,066,789
___________________________________________________________
===========================================================
Class R                                             168,671
___________________________________________________________
===========================================================
Institutional Class                                 596,656
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      17.55
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $17.55 divided by
    94.50%)                                    $      18.57
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      17.16
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      17.16
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      17.42
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      17.73
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Endeavor Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $32,552)       $   670,249
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      699,731
=========================================================================
    Total investment income                                     1,369,980
=========================================================================

EXPENSES:

Advisory fees                                                     623,908
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     22,474
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         136,621
-------------------------------------------------------------------------
  Class B                                                          82,866
-------------------------------------------------------------------------
  Class C                                                         110,379
-------------------------------------------------------------------------
  Class R                                                           3,676
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              143,812
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  319
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          10,652
-------------------------------------------------------------------------
Other                                                             110,542
=========================================================================
    Total expenses                                              1,270,044
=========================================================================
Less: Fees waived and expense offset arrangements                 (54,805)
=========================================================================
    Net expenses                                                1,215,239
=========================================================================
Net investment income                                             154,741
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                         4,090,706
-------------------------------------------------------------------------
  Foreign currencies                                              (44,683)
-------------------------------------------------------------------------
  Foreign currency contracts                                      (33,765)
=========================================================================
                                                                4,012,258
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        19,717,442
-------------------------------------------------------------------------
  Foreign currencies                                                1,445
-------------------------------------------------------------------------
  Foreign currency contracts                                     (199,079)
=========================================================================
                                                               19,519,808
=========================================================================
Net realized and unrealized gain                               23,532,066
=========================================================================
Net increase in net assets resulting from operations          $23,686,807
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Endeavor Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2007            2006
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    154,741    $   (338,706)
-------------------------------------------------------------------------------------------
  Net realized gain                                              4,012,258       6,539,225
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         19,519,808      14,532,566
===========================================================================================
    Net increase in net assets resulting from operations        23,686,807      20,733,085
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               --        (134,294)
-------------------------------------------------------------------------------------------
  Class R                                                               --            (401)
-------------------------------------------------------------------------------------------
  Institutional Class                                                   --         (22,673)
===========================================================================================
    Total distributions from net investment income                      --        (157,368)
===========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (3,919,542)             --
-------------------------------------------------------------------------------------------
  Class B                                                         (773,210)             --
-------------------------------------------------------------------------------------------
  Class C                                                         (903,084)             --
-------------------------------------------------------------------------------------------
  Class R                                                          (43,605)             --
-------------------------------------------------------------------------------------------
  Institutional Class                                             (244,108)             --
===========================================================================================
    Total distributions from net realized gains                 (5,883,549)             --
===========================================================================================
    Decrease in net assets resulting from distributions         (5,883,549)       (157,368)
===========================================================================================
Share transactions-net:
  Class A                                                      116,337,705       1,028,546
-------------------------------------------------------------------------------------------
  Class B                                                        4,825,050      (2,063,623)
-------------------------------------------------------------------------------------------
  Class C                                                       16,518,132         385,623
-------------------------------------------------------------------------------------------
  Class R                                                        1,930,147         456,363
-------------------------------------------------------------------------------------------
  Institutional Class                                            5,225,166         277,138
===========================================================================================
    Net increase in net assets resulting from share
     transactions                                              144,836,200          84,047
===========================================================================================
    Net increase in net assets                                 162,639,458      20,659,764
___________________________________________________________________________________________
===========================================================================================

NET ASSETS:

  Beginning of period                                          105,580,739      84,920,975
===========================================================================================
  End of period (including undistributed net investment
    income (loss) of $146,230 and $(8,511), respectively)     $268,220,197    $105,580,739
___________________________________________________________________________________________
===========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Endeavor Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Endeavor Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Trimark Endeavor Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

       Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.
J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized

AIM Trimark Endeavor Fund

     appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.80%
-------------------------------------------------------------------
Over $1 billion                                               0.75%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.90%, 2.65%, 2.65%, 2.15% and 1.65% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (n/k/a INVESCO PLC) ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $46,282.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

AIM Trimark Endeavor Fund


    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $56,012 in front-end sales commissions from the sale of Class A shares and $372, $7,000, $1,404 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 5,441,207      $46,538,085       $(27,077,719)         $   --         $24,901,573     $350,697       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             5,441,207       46,538,085        (27,077,719)             --          24,901,573      349,034           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates    $10,882,414      $93,076,170       $(54,155,438)         $   --         $49,803,146     $699,731       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $8,523.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $2,982 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

AIM Trimark Endeavor Fund


    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--FOREIGN CURRENCY CONTRACTS

                                          OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                      CONTRACT TO                                    UNREALIZED
SETTLEMENT                                                 ----------------------------------        VALUE          APPRECIATION
DATE                                                             DELIVER             RECEIVE        04/30/07       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
6/15/07                                                    EUR  3,000,000      USD  3,910,110      $4,101,487        $(191,377)
=================================================================================================================================

Currency Abbreviations:
EUR  - Euro
USD  - U.S. Dollar

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2006.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $104,459,155 and $10,109,210, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $41,166,662
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (772,187)
===============================================================================
Net unrealized appreciation of investment securities               $40,394,475
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $221,687,221.

AIM Trimark Endeavor Fund

NOTE 10--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED                 YEAR ENDED
                                                                  APRIL 30, 2007(A)             OCTOBER 31, 2006
                                                              -------------------------    --------------------------
                                                               SHARES         AMOUNT         SHARES         AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     7,287,812    $123,650,870     1,461,361    $ 20,792,878
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       425,689       7,010,965       207,320       2,908,360
---------------------------------------------------------------------------------------------------------------------
  Class C                                                     1,046,520      17,355,875       285,699       3,985,374
---------------------------------------------------------------------------------------------------------------------
  Class R                                                       120,221       1,994,887        44,440         636,447
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           313,066       5,338,074        82,148       1,159,645
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       227,390       3,572,301         9,333         125,814
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        46,017         709,126            --              --
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        55,785         859,649            --              --
---------------------------------------------------------------------------------------------------------------------
  Class R                                                         2,794          43,605            30             401
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            15,411         244,108         1,677          22,673
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        45,215         750,576        55,313         782,005
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (46,155)       (750,576)      (56,097)       (782,005)
=====================================================================================================================
Reacquired:
  Class A                                                      (699,135)    (11,636,042)   (1,477,849)    (20,672,151)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                      (131,544)     (2,144,465)     (304,286)     (4,189,978)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                      (103,580)     (1,697,392)     (260,718)     (3,599,751)
---------------------------------------------------------------------------------------------------------------------
  Class R                                                        (6,469)       (108,345)      (12,633)       (180,485)
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           (21,283)       (357,016)      (63,762)       (905,180)
=====================================================================================================================
                                                              8,577,754    $144,836,200       (28,024)   $     84,047
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services such as, securities brokerage, distribution, third party record keeping and account servicing. The trust has no knowledge as to whether all or any portion of the shares owned of record by these entities is also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM Trimark Endeavor Fund


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                        CLASS A
                                                              ------------------------------------------------------------
                                                                                                          NOVEMBER 4, 2003
                                                                SIX MONTHS              YEAR ENDED        (DATE OPERATIONS
                                                                   ENDED               OCTOBER 31,         COMMENCED) TO
                                                                 APRIL 30,          ------------------      OCTOBER 31,
                                                                   2007              2006       2005            2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  15.66           $ 12.53    $ 11.53        $ 10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                    0.03             (0.02)      0.01          (0.05)
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             2.68              3.18       0.99           1.58
==========================================================================================================================
    Total from investment operations                                 2.71              3.16       1.00           1.53
==========================================================================================================================
Less distributions:
  Dividends from net investment income                                 --             (0.03)        --             --
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             (0.82)               --         --             --
==========================================================================================================================
Net asset value, end of period                                   $  17.55           $ 15.66    $ 12.53        $ 11.53
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                     17.95%            25.26%      8.67%         15.30%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $198,458           $69,660    $55,124        $24,996
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     1.40%(c)          1.56%      1.66%          2.00%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  1.46%(c)          1.62%      1.71%          3.02%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets          0.36%(c)         (0.16)%     0.04%         (0.49)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                              8%               28%        15%            35%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $110,202,639.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                        CLASS B
                                                              ------------------------------------------------------------
                                                                                                          NOVEMBER 4, 2003
                                                                SIX MONTHS              YEAR ENDED        (DATE OPERATIONS
                                                                   ENDED               OCTOBER 31,         COMMENCED) TO
                                                                 APRIL 30,          ------------------      OCTOBER 31,
                                                                   2007              2006       2005            2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $ 15.39           $ 12.38    $ 11.47        $ 10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                   (0.03)            (0.13)     (0.08)         (0.13)
--------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)             2.62              3.14       0.99           1.60
==========================================================================================================================
    Total from investment operations                                 2.59              3.01       0.91           1.47
==========================================================================================================================
Less distributions from net realized gains                          (0.82)               --         --             --
==========================================================================================================================
Net asset value, end of period                                    $ 17.16           $ 15.39    $ 12.38        $ 11.47
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                     17.47%            24.31%      7.93%         14.70%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $20,776           $14,104    $13,237        $ 6,403
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                     2.15%(c)          2.31%      2.35%          2.65%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                  2.21%(c)          2.37%      2.40%          3.67%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets         (0.39)%(c)        (0.91)%    (0.65)%        (1.14)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(e)                                              8%               28%        15%            35%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $16,710,619.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Endeavor Fund

                                                                                      CLASS C
                                                              -------------------------------------------------------
                                                                                                     NOVEMBER 4, 2003
                                                              SIX MONTHS           YEAR ENDED        (DATE OPERATIONS
                                                                ENDED             OCTOBER 31,         COMMENCED) TO
                                                              APRIL 30,        ------------------      OCTOBER 31,
                                                                 2007           2006       2005            2004
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 15.39         $ 12.38    $ 11.47        $ 10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                (0.03)          (0.13)     (0.08)         (0.13)
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.62            3.14       0.99           1.60
=====================================================================================================================
    Total from investment operations                              2.59            3.01       0.91           1.47
=====================================================================================================================
Less distributions from net realized gains                       (0.82)             --         --             --
=====================================================================================================================
Net asset value, end of period                                 $ 17.16         $ 15.39    $ 12.38        $ 11.47
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                  17.47%          24.31%      7.93%         14.70%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $35,472         $16,437    $12,910        $ 5,944
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.15%(c)        2.31%      2.35%          2.65%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.21%(c)        2.37%      2.40%          3.67%(d)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.39)%(c)      (0.91)%    (0.65)%        (1.14)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate(e)                                           8%             28%        15%            35%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $22,258,693.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                    CLASS R
                                                              ---------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        ----------------     OCTOBER 31,
                                                                 2007           2006      2005          2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 15.58         $12.48    $11.51       $ 10.88
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 0.01          (0.06)    (0.02)        (0.04)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.65           3.18      0.99          0.67
=================================================================================================================
    Total from investment operations                              2.66           3.12      0.97          0.63
=================================================================================================================
Less distributions:
  Dividends from net investment income                              --          (0.02)       --            --
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.82)            --        --            --
=================================================================================================================
Net asset value, end of period                                 $ 17.42         $15.58    $12.48       $ 11.51
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  17.72%         25.04%     8.43%         5.79%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 2,939         $  812    $  253       $    34
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.65%(c)       1.81%     1.85%         2.15%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.71%(c)       1.87%     1.90%         3.17%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets       0.11%(c)      (0.41)%   (0.15)%       (0.64)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                           8%            28%       15%           35%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $1,482,701.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Endeavor Fund

                                                                              INSTITUTIONAL CLASS
                                                              ---------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        ----------------     OCTOBER 31,
                                                                 2007           2006      2005          2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 15.78         $12.61    $11.55       $ 10.88
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a)                                 0.07           0.05      0.06         (0.01)
-----------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.70           3.20      1.00          0.68
=================================================================================================================
    Total from investment operations                              2.77           3.25      1.06          0.67
=================================================================================================================
Less distributions:
  Dividends from net investment income                              --          (0.08)       --            --
-----------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.82)            --        --            --
=================================================================================================================
Net asset value, end of period                                 $ 17.73         $15.78    $12.61       $ 11.55
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  18.21%         25.91%     9.18%         6.16%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $10,576         $4,567    $3,396       $ 1,779
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.97%(c)       1.05%     1.18%         1.62%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.03%(c)       1.11%     1.23%         2.64%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets       0.79%(c)       0.35%     0.52%        (0.11)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                           8%            28%       15%           35%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $6,614,988.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

AIM Trimark Endeavor Fund

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM TRIMARK ENDEAVOR FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expens-
                                             together with the amount you invested, to    es you paid for the period. You may use
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     this information to compare the ongoing
two types of costs: (1) transaction costs,   the period. Simply divide your account       costs of investing in the Fund and other
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      funds. To do so, compare this 5%
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      hypothetical example with the 5%
sales charges on redemptions, and            then multiply the result by the number in    hypothetical examples that appear in the
redemption fees, if any; and (2) ongoing     the table under the heading entitled         shareholder reports of the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions, and
funds. The example is based on an            The table below also provides information    redemption fees, if any. Therefore, the
investment of $1,000 invested at the         about hypothetical account values and        hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
entire period November 1, 2006, through      actual expense ratio and an assumed rate     help you determine the relative total
April 30, 2007.                              of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,179.50               $ 7.57       $1,017.85             $ 7.00            1.40%
   B                1,000.00               1,174.70                11.59        1,014.13              10.74            2.15
   C                1,000.00               1,174.70                11.59        1,014.13              10.74            2.15
   R                1,000.00               1,177.20                 8.91        1,016.61               8.25            1.65

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM TRIMARK ENDEAVOR FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,182.10               $5.25        $1,019.98             $4.86             0.97%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM                T-END-INS-2           A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and
   postage.                                         033-19338.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                   T-END-SAR-1          A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                                AIM TRIMARK FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

INTERNATIONAL/GLOBAL EQUITY

International/Global Blend

Table of Contents

Letter to Shareholders..................    2
Schedule of Investments.................    3
Financial Statements....................    5
Notes to Financial Statements...........    8
Financial Highlights....................   14
Fund Expenses...........................   18

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A
                             CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS
                             MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
                             AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY
                             BEFORE INVESTING.
 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM TRIMARK FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I M Advisors, Inc. (AIM) with the goal of improving performance and
   [CROCKETT                                 lowering shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute
Bruce L. Crockett                            performance for all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31, 2005, and the one-year period ended December 31,
                                             2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM
                                             Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's
                                             Investments Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM
                                             Funds' proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar
                                             Report (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued improvement. I'm looking forward to a return visit to
                                             Morningstar this year to review AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM
                                             Investments --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM
                                             Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I
                                             M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors.
                                             A I M Distributors, Inc. is the distributor for the retail mutual funds represented by AIM Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Trimark Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Consumer Discretionary                            26.1%
---------------------------------------------------------
Financials                                        16.4
---------------------------------------------------------
Industrials                                       15.2
---------------------------------------------------------
Health Care                                       13.1
---------------------------------------------------------
Information Technology                            11.5
---------------------------------------------------------
Consumer Staples                                   9.3
---------------------------------------------------------
Materials                                          4.8
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                      3.6
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)

                                                SHARES        VALUE
----------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-69.52%

AUSTRIA-2.75%

Wienerberger A.G. (Building Products)(a)          30,300   $ 2,174,197
======================================================================

DENMARK-0.57%

Alk-Abello A.S. (Pharmaceuticals)(a)               2,300       448,664
======================================================================

FINLAND-3.11%

Nokian Renkaat Oyj (Tires & Rubber)(a)            80,300     2,463,954
======================================================================

FRANCE-3.34%

Accor S.A. (Hotels, Resorts & Cruise
  Lines)(a)                                       28,100     2,640,161
======================================================================

GERMANY-5.93%

Adidas A.G. (Apparel, Accessories & Luxury
  Goods)(a)                                       51,500     3,074,484
----------------------------------------------------------------------
Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)(a)                               26,200     1,617,850
======================================================================
                                                             4,692,334
======================================================================

IRELAND-5.99%

Anglo Irish Bank Corp. PLC (Diversified
  Banks)(a)                                       33,507       752,889
----------------------------------------------------------------------
Kerry Group PLC-Class A (Packaged Foods &
  Meats)(a)                                       65,100     1,940,774
----------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)(b)            43,800     2,044,146
======================================================================
                                                             4,737,809
======================================================================

JAPAN-0.98%

Canon Inc. (Office Electronics)(a)                13,900       777,188
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------

MEXICO-9.20%

Cemex S.A.B. de C.V.-ADR (Construction
  Materials)(b)                                  117,706   $ 3,825,445
----------------------------------------------------------------------
Grupo Modelo, S.A.B. de C.V.-Series C
  (Brewers)                                      296,500     1,528,211
----------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable
  TV)                                             68,600     1,924,230
======================================================================
                                                             7,277,886
======================================================================

NETHERLANDS-6.86%

ING Groep N.V. (Other Diversified Financial
  Services)(a)                                    57,900     2,628,328
----------------------------------------------------------------------
Vedior N.V. (Human Resource & Employment
  Services)(a)                                   105,668     2,800,650
======================================================================
                                                             5,428,978
======================================================================

SOUTH KOREA-0.98%

Hana Financial Group Inc. (Diversified
  Banks)(a)                                       14,830       777,701
======================================================================

SWITZERLAND-7.82%

Kuehne & Nagel International A.G. (Marine)(a)      4,732       432,544
----------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)            5,900     2,337,375
----------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)(a)                34,600     2,014,148
----------------------------------------------------------------------
Schindler Holding A.G. (Industrial
  Machinery)(a)                                    5,900       382,092
----------------------------------------------------------------------
Schindler Holding A.G.-Participation Ctfs.
  (Industrial Machinery)(a)                       16,000     1,021,901
======================================================================
                                                             6,188,060
======================================================================

UNITED KINGDOM-21.99%

HBOS PLC (Diversified Banks)(a)                  111,663     2,396,692
----------------------------------------------------------------------
Reed Elsevier PLC (Publishing)(a)                291,500     3,693,642
----------------------------------------------------------------------
Smiths Group PLC (Industrial
  Conglomerates)(a)                              148,000     3,198,293
----------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                       170,517     1,566,904
----------------------------------------------------------------------

AIM Trimark Fund

                                                SHARES        VALUE
----------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Willis Group Holdings Ltd. (Insurance
  Brokers)                                        69,200   $ 2,838,584
----------------------------------------------------------------------
WPP Group PLC (Advertising)(a)                   250,000     3,701,799
======================================================================
                                                            17,395,914
======================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $43,282,884)                   55,002,846
======================================================================

DOMESTIC COMMON STOCKS-26.94%

APPAREL RETAIL-1.92%

Ross Stores, Inc.                                 45,700     1,514,955
======================================================================

ASSET MANAGEMENT & CUSTODY BANKS-2.49%

State Street Corp.                                28,600     1,969,682
======================================================================

CONSUMER FINANCE-2.07%

American Express Co.                              27,000     1,638,090
======================================================================

ELECTRONIC MANUFACTURING SERVICES-2.32%

Molex Inc.-Class A                                68,600     1,837,794
======================================================================

HEALTH CARE EQUIPMENT-4.71%

Edwards Lifesciences Corp.(b)                     20,300       994,700
----------------------------------------------------------------------
Kinetic Concepts, Inc.(b)                         54,700     2,735,000
======================================================================
                                                             3,729,700
======================================================================

                                                SHARES        VALUE
----------------------------------------------------------------------

HEALTH CARE TECHNOLOGY-2.13%

IMS Health Inc.                                   57,400   $ 1,683,542
======================================================================

MANAGED HEALTH CARE-3.12%

WellPoint Inc.(b)                                 31,300     2,471,761
======================================================================

SEMICONDUCTOR EQUIPMENT-2.14%

Applied Materials, Inc.                           87,900     1,689,438
======================================================================

SEMICONDUCTORS-2.65%

Altera Corp.                                      93,100     2,098,474
======================================================================

SYSTEMS SOFTWARE-3.39%

Oracle Corp.(b)                                  142,700     2,682,760
======================================================================
    Total Domestic Common Stocks (Cost
      $18,453,629)                                          21,316,196
======================================================================

MONEY MARKET FUNDS-3.04%

Liquid Assets Portfolio-Institutional
  Class(c)                                     1,203,128     1,203,128
----------------------------------------------------------------------
Premier Portfolio-Institutional Class(c)       1,203,128     1,203,128
======================================================================
    Total Money Market Funds (Cost
      $2,406,256)                                            2,406,256
======================================================================
TOTAL INVESTMENTS-99.50% (Cost $64,142,769)                 78,725,298
======================================================================
OTHER ASSETS LESS LIABILITIES-0.50%                            394,791
======================================================================
NET ASSETS-100.00%                                         $79,120,089
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
Ctfs.  - Certificates

Notes to Schedule of Investments:

* Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2007 was $42,842,230, which represented 54.15% of the Fund's Net Assets. See Note 1A.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $61,736,513)        $76,319,042
-----------------------------------------------------------
Investments in affiliated money market funds
  (Cost $2,406,256)                               2,406,256
===========================================================
    Total investments (Cost $64,142,769)         78,725,298
===========================================================
Cash                                                 29,028
-----------------------------------------------------------
Foreign currencies, at value (Cost $59,554)          59,433
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  473,526
-----------------------------------------------------------
  Dividends                                         295,928
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                8,917
-----------------------------------------------------------
Other assets                                         25,396
===========================================================
    Total assets                                 79,617,526
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             298,133
-----------------------------------------------------------
  Fund shares reacquired                             96,405
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             9,847
-----------------------------------------------------------
Accrued distribution fees                            27,272
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,432
-----------------------------------------------------------
Accrued transfer agent fees                          16,547
-----------------------------------------------------------
Accrued operating expenses                           47,801
===========================================================
    Total liabilities                               497,437
===========================================================
Net assets applicable to shares outstanding     $79,120,089
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $62,156,746
-----------------------------------------------------------
Undistributed net investment income                  31,215
-----------------------------------------------------------
Undistributed net realized gain                   2,347,988
-----------------------------------------------------------
Unrealized appreciation                          14,584,140
===========================================================
                                                $79,120,089
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $58,714,068
___________________________________________________________
===========================================================
Class B                                         $ 9,837,510
___________________________________________________________
===========================================================
Class C                                         $10,143,752
___________________________________________________________
===========================================================
Class R                                         $   408,368
___________________________________________________________
===========================================================
Institutional Class                             $    16,391
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           3,628,452
___________________________________________________________
===========================================================
Class B                                             623,764
___________________________________________________________
===========================================================
Class C                                             642,883
___________________________________________________________
===========================================================
Class R                                              25,400
___________________________________________________________
===========================================================
Institutional Class                                   1,002
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     16.18
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.18 divided by
    94.50%)                                     $     17.12
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     15.77
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     15.78
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     16.08
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     16.36
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $30,521)       $   514,381
-------------------------------------------------------------------------
Dividends from affiliated money market funds                       86,832
=========================================================================
    Total investment income                                       601,213
=========================================================================

EXPENSES:

Advisory fees                                                     250,295
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     22,997
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                          52,756
-------------------------------------------------------------------------
  Class B                                                          41,787
-------------------------------------------------------------------------
  Class C                                                          40,057
-------------------------------------------------------------------------
  Class R                                                             761
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                               59,920
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                    6
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           9,363
-------------------------------------------------------------------------
Other                                                              79,365
=========================================================================
    Total expenses                                                582,102
=========================================================================
Less: Fees waived and expense offset arrangements                 (18,939)
=========================================================================
    Net expenses                                                  563,163
=========================================================================
Net investment income                                              38,050
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                         2,506,874
-------------------------------------------------------------------------
  Foreign currencies                                              (26,947)
=========================================================================
                                                                2,479,927
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         6,435,910
-------------------------------------------------------------------------
  Foreign currencies                                                 (274)
=========================================================================
                                                                6,435,636
=========================================================================
Net realized and unrealized gain                                8,915,563
=========================================================================
Net increase in net assets resulting from operations          $ 8,953,613
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                               APRIL 30,     OCTOBER 31,
                                                                 2007           2006
----------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    38,050    $  (199,147)
----------------------------------------------------------------------------------------
  Net realized gain                                             2,479,927      2,079,381
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         6,435,636      6,625,729
========================================================================================
    Net increase in net assets resulting from operations        8,953,613      8,505,963
========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (1,351,670)      (262,036)
----------------------------------------------------------------------------------------
  Class B                                                        (309,727)       (89,140)
----------------------------------------------------------------------------------------
  Class C                                                        (277,417)       (82,585)
----------------------------------------------------------------------------------------
  Class R                                                          (8,974)          (881)
----------------------------------------------------------------------------------------
  Institutional Class                                                (549)          (155)
========================================================================================
    Decrease in net assets resulting from distributions        (1,948,337)      (434,797)
========================================================================================
Share transactions-net:
  Class A                                                      22,384,881      7,628,231
----------------------------------------------------------------------------------------
  Class B                                                       1,327,982       (258,487)
----------------------------------------------------------------------------------------
  Class C                                                       2,588,251       (339,068)
----------------------------------------------------------------------------------------
  Class R                                                         151,237        134,706
----------------------------------------------------------------------------------------
  Institutional Class                                                 551            156
========================================================================================
    Net increase in net assets resulting from share
     transactions                                              26,452,902      7,165,538
========================================================================================
    Net increase in net assets                                 33,458,178     15,236,704
========================================================================================

NET ASSETS:

  Beginning of period                                          45,661,911     30,425,207
========================================================================================
  End of period (including undistributed net investment
    income (loss) of $31,215 and $(6,835), respectively)      $79,120,089    $45,661,911
________________________________________________________________________________________
========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Trimark Fund


       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

       Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM Trimark Fund

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
 __________________________________________________________________
===================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 2.15%, 2.90%, 2.90%, 2.40% and 1.90% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (n/k/a INVESCO PLC) ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. AIM did not waive fees and/or reimburse expenses during the period under this expense limitation. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $15,247.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course

AIM Trimark Fund

of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $16,056 in front-end sales commissions from the sale of Class A shares and $0, $5,324, $62 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.

                                                                    CHANGE IN
                                                                    UNREALIZED
                    VALUE        PURCHASES         PROCEEDS        APPRECIATION        VALUE        DIVIDEND      REALIZED
FUND              10/31/06        AT COST         FROM SALES      (DEPRECIATION)      04/30/07       INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $1,252,761     $12,252,171      $(12,301,804)        $   --         $1,203,128      $43,530       $   --
----------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
  Institutional
  Class           1,252,761      12,252,171       (12,301,804)            --          1,203,128       43,302           --
============================================================================================================================
  Total
    Investments
    in
    Affiliates   $2,505,522     $24,504,342      $(24,603,608)        $   --         $2,406,256      $86,832       $   --
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $3,692.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $2,828 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Trimark Fund

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of October 31, 2006.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $36,429,787 and $11,491,102, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $14,502,988
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (411)
===============================================================================
Net unrealized appreciation of investment securities               $14,502,577
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $64,222,721.

AIM Trimark Fund

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

                                          CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------
                                                                  SIX MONTHS ENDED               YEAR ENDED
                                                                 APRIL 30, 2007(A)            OCTOBER 31, 2006
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     1,720,610    $26,432,784    1,014,548    $13,360,571
------------------------------------------------------------------------------------------------------------------
  Class B                                                       151,321      2,273,375      123,333      1,586,277
------------------------------------------------------------------------------------------------------------------
  Class C                                                       221,778      3,317,336      195,136      2,488,592
------------------------------------------------------------------------------------------------------------------
  Class R                                                        10,874        164,495       11,786        156,371
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --            2             27
==================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        82,867      1,204,887       20,431        246,603
------------------------------------------------------------------------------------------------------------------
  Class B                                                        19,727        280,311        6,809         80,962
------------------------------------------------------------------------------------------------------------------
  Class C                                                        17,735        252,192        6,176         73,498
------------------------------------------------------------------------------------------------------------------
  Class R                                                           621          8,974           73            881
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                38            551           13            155
==================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        22,710        344,272       19,538        248,354
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (23,260)      (344,272)     (19,877)      (248,354)
==================================================================================================================
Reacquired:(b)
  Class A                                                      (370,934)    (5,597,062)    (486,978)    (6,227,297)
------------------------------------------------------------------------------------------------------------------
  Class B                                                       (60,097)      (881,432)    (133,704)    (1,677,372)
------------------------------------------------------------------------------------------------------------------
  Class C                                                       (66,526)      (981,277)    (233,680)    (2,901,158)
------------------------------------------------------------------------------------------------------------------
  Class R                                                        (1,468)       (22,232)      (1,765)       (22,546)
------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                --             --           (2)           (26)
==================================================================================================================
                                                              1,725,996    $26,452,902      521,839    $ 7,165,538
__________________________________________________________________________________________________________________
==================================================================================================================

(a) There are two entities that each are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 21% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b) Amount is net of redemption fees of $4,099, $973, $863, $29 and $2 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the six months ended April 30, 2007 and $1,087, $362, $292, $6 and $1 for Class A, Class B, Class C, Class R and Institutional Class shares, respectively, for the year ended October 31, 2006.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM Trimark Fund

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                              --------------------------------------------------------------
                                                                                                            NOVEMBER 4, 2003
                                                               SIX MONTHS               YEAR ENDED          (DATE OPERATIONS
                                                                  ENDED                OCTOBER 31,           COMMENCED) TO
                                                                APRIL 30,         ----------------------      OCTOBER 31,
                                                                  2007             2006           2005            2004
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 14.38          $ 11.44        $ 10.38         $10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      0.02            (0.04)(a)      (0.04)         (0.05)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            2.35             3.14           1.10           0.43
============================================================================================================================
    Total from investment operations                                2.37             3.10           1.06           0.38
============================================================================================================================
Less distributions from net realized gains                         (0.57)           (0.16)            --             --
============================================================================================================================
Redemption fees added to shares of beneficial interest              0.00             0.00           0.00           0.00
============================================================================================================================
Net asset value, end of period                                   $ 16.18          $ 14.38        $ 11.44         $10.38
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                    16.92%           27.40%         10.21%          3.80%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $58,714          $31,258        $18,368         $9,757
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    1.72%(c)         2.03%          2.21%          2.25%(d)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 1.77%(c)         2.08%          2.53%          3.84%(d)
============================================================================================================================
Ratio of net investment income (loss) to average net assets         0.33%(c)        (0.31)%        (0.46)%        (0.53)%(d)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(e)                                            20%              59%            44%            38%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $42,554,646.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Fund

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                                           NOVEMBER 4, 2003
                                                                SIX MONTHS              YEAR ENDED         (DATE OPERATIONS
                                                                   ENDED                OCTOBER 31,         COMMENCED) TO
                                                                 APRIL 30,          -------------------      OCTOBER 31,
                                                                   2007              2006         2005           2004
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                              $14.08            $11.29       $10.31         $10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.03)            (0.13)(a)    (0.12)         (0.12)(a)
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            2.29              3.08         1.10           0.43
===========================================================================================================================
    Total from investment operations                                2.26              2.95         0.98           0.31
===========================================================================================================================
Less distributions from net realized gains                         (0.57)            (0.16)          --             --
===========================================================================================================================
Redemption fees added to shares of beneficial interest              0.00              0.00         0.00           0.00
===========================================================================================================================
Net asset value, end of period                                    $15.77            $14.08       $11.29         $10.31
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                    16.49%            26.42%        9.51%          3.10%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $9,838            $7,549       $6,315         $4,358
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    2.47%(c)          2.78%        2.90%          2.90%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 2.52%(c)          2.83%        3.22%          4.49%(d)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.42)%(c)        (1.06)%      (1.15)%        (1.18)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                            20%               59%          44%            38%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,426,699.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                      CLASS C
                                                              --------------------------------------------------------
                                                                                                      NOVEMBER 4, 2003
                                                              SIX MONTHS           YEAR ENDED         (DATE OPERATIONS
                                                                ENDED              OCTOBER 31,         COMMENCED) TO
                                                              APRIL 30,        -------------------      OCTOBER 31,
                                                                 2007           2006         2005           2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 14.09         $11.29       $10.31         $10.00
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)         (0.13)(a)    (0.12)         (0.12)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          2.29           3.09         1.10           0.43
======================================================================================================================
    Total from investment operations                              2.26           2.96         0.98           0.31
======================================================================================================================
Less distributions from net realized gains                       (0.57)         (0.16)          --             --
======================================================================================================================
Redemption fees added to shares of beneficial interest            0.00           0.00         0.00           0.00
======================================================================================================================
Net asset value, end of period                                 $ 15.78         $14.09       $11.29         $10.31
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  16.48%         26.51%        9.51%          3.10%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $10,144         $6,621       $5,671         $4,040
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.47%(c)       2.78%        2.90%          2.90%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.52%(c)       2.83%        3.22%          4.49%(d)
======================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.42)%(c)     (1.06)%      (1.15)%        (1.18)%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                          20%            59%          44%            38%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $8,077,805.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Fund

                                                                                      CLASS R
                                                              --------------------------------------------------------
                                                                                                       APRIL 30, 2004
                                                              SIX MONTHS           YEAR ENDED           (DATE SALES
                                                                ENDED              OCTOBER 31,         COMMENCED) TO
                                                              APRIL 30,        -------------------      OCTOBER 31,
                                                                 2007           2006         2005           2004
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $14.31         $11.41       $10.37         $10.51
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01          (0.07)(a)    (0.03)         (0.04)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.33           3.13         1.07          (0.10)
======================================================================================================================
    Total from investment operations                              2.34           3.06         1.04          (0.14)
======================================================================================================================
Less distributions from net realized gains                       (0.57)         (0.16)          --             --
======================================================================================================================
Redemption fees added to shares of beneficial interest            0.00           0.00         0.00           0.00
======================================================================================================================
Net asset value, end of period                                  $16.08         $14.31       $11.41         $10.37
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                                  16.79%         27.12%       10.03%         (1.33)%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $  408         $  220       $   60         $   10
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.97%(c)       2.28%        2.40%          2.40%(d)
----------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.02%(c)       2.33%        2.72%          3.99%(d)
======================================================================================================================
Ratio of net investment income (loss) to average net assets       0.08%(c)      (0.56)%      (0.65)%        (0.68)%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate(e)                                          20%            59%          44%            38%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $306,775.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                              INSTITUTIONAL CLASS
                                                              ---------------------------------------------------
                                                                                                   APRIL 30, 2004
                                                              SIX MONTHS          YEAR ENDED        (DATE SALES
                                                                ENDED            OCTOBER 31,       COMMENCED) TO
                                                              APRIL 30,        ----------------     OCTOBER 31,
                                                                 2007           2006      2005          2004
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $14.51         $11.50    $10.40        $10.51
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.05           0.01(a)  (0.02)        (0.01)(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.37           3.16      1.12         (0.10)
=================================================================================================================
    Total from investment operations                              2.42           3.17      1.10         (0.11)
=================================================================================================================
Less distributions from net realized gains                       (0.57)         (0.16)       --            --
=================================================================================================================
Redemption fees added to shares of beneficial interest            0.00           0.00      0.00          0.00
=================================================================================================================
Net asset value, end of period                                  $16.36         $14.51    $11.50        $10.40
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  17.12%         27.87%    10.58%        (1.05)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   16         $   14    $   11        $   10
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.34%(c)       1.64%     1.90%         1.90%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.39%(c)       1.69%     2.00%         3.42%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets       0.71%(c)       0.08%    (0.15)%       (0.18)%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate(e)                                          20%            59%       44%           38%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $15,197.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Fund


NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM TRIMARK FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions, and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments, contingent
ongoing costs of investing in other mutual                                                deferred sales charges on redemptions, and
funds. The example is based on an            The table below also provides information    redemption fees, if any. Therefore, the
investment of $1,000 invested at the         about hypothetical account values and        hypothetical information is useful in
beginning of the period and held for the     hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
entire period November 1, 2006, through      actual expense ratio and an assumed rate     help you determine the relative total
April 30, 2007.                              of return of 5% per year before expenses,    costs of owning different funds. In
                                             which is not the Fund's actual return.       addition, if these transaction costs were
ACTUAL EXPENSES                                                                           included, your costs would have been
                                                The hypothetical account values and       higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,168.50               $ 9.25       $1,016.27             $ 8.60            1.72%
   B                1,000.00               1,164.20                13.25        1,012.55              12.33            2.47
   C                1,000.00               1,164.90                13.26        1,012.55              12.33            2.47
   R                1,000.00               1,167.20                10.59        1,015.03               9.84            1.97

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM TRIMARK FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will not
                                             actual expense ratio and an assumed rate     help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,170.50               $7.21        $1,018.15             $6.71             1.34%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM                 T-TRI-INS-2          A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and
   postage.                                         033-19338.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge,
o  gain access to your documents faster by not      upon request, from our Client Services department at 800-959-4246 or on the AIM
   waiting for the mail.                            Web site, AIMinvestments.com. On the home page, scroll down and click on AIM
                                                    Funds Proxy Policy. The information is also available on the SEC Web site,
o  view your documents online anytime at your       sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                    T-TRI-SAR-1         A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

                        AIM TRIMARK SMALL COMPANIES FUND
               Semiannual Report to Shareholders o April 30, 2007

                                For the most current month-end Fund performance and commentary, please visit AIMinvestments.com.

DOMESTIC EQUITY

Small Cap

Table of Contents

Letter to Shareholders ...................    2
Schedule of Investments ..................    3
Financial Statements .....................    5
Notes to Financial Statements ............    8
Financial Highlights .....................   14
Fund Expenses ............................   18

                             THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

 [AIM INVESTMENTS LOGO]
--REGISTERED TRADEMARK--     NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

AIM TRIMARK SMALL COMPANIES FUND

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at
                                             A I M Advisors, Inc. (AIM) with the goal of improving performance and lowering
   [CROCKETT                                 shareholder expenses for the AIM Funds.
     PHOTO]
                                                The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for
Bruce L. Crockett                            all the money market, equity and fixed-income AIM Funds improved for the one-year period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)(Triangle)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP PLC (now known as INVESCO PLC), the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year. We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments
                                             --REGISTERED TRADEMARK--, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor, President of AIM Funds. We extend a warm welcome to
                                             Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,


                                             /S/ BRUCE L. CROCKETT

                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             June 14, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources: (Triangle)A I M Management Group Inc. and Lipper Inc.

                                             (1)  Past performance is no guarantee of future results. Please visit
                                                  AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Trimark Small Companies Fund

PORTFOLIO COMPOSITION

By sector, based on Net Assets
as of April 30, 2007


---------------------------------------------------------
Consumer Discretionary                            24.9%
---------------------------------------------------------
Industrials                                       17.1
---------------------------------------------------------
Health Care                                       14.3
---------------------------------------------------------
Information Technology                            12.0
---------------------------------------------------------
Materials                                          1.8
---------------------------------------------------------
Financials                                         1.5
---------------------------------------------------------
Consumer Staples                                   1.1
---------------------------------------------------------
Money Market Funds Plus Other Assets Less
  Liabilities                                     27.3
_________________________________________________________
=========================================================

SCHEDULE OF INVESTMENTS*

April 30, 2007
(Unaudited)

                                                 SHARES         VALUE
-------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-58.37%

ADVERTISING-1.26%

Harte-Hanks, Inc.                                  221,100   $  5,770,710
=========================================================================

AGRICULTURAL PRODUCTS-1.12%

Delta and Pine Land Co.                            125,000      5,155,000
=========================================================================

AIR FREIGHT & LOGISTICS-4.10%

Dynamex Inc.(a)(b)                                 382,380     10,037,475
-------------------------------------------------------------------------
Pacer International, Inc.                          341,800      8,732,990
=========================================================================
                                                               18,770,465
=========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-3.86%

Columbia Sportswear Co.                            180,000     11,268,000
-------------------------------------------------------------------------
Hampshire Group, Ltd.(b)                           372,824      6,431,214
=========================================================================
                                                               17,699,214
=========================================================================

AUTOMOTIVE RETAIL-2.32%

Lithia Motors, Inc.-Class A                        393,938     10,616,629
=========================================================================

BIOTECHNOLOGY-2.05%

Tercica, Inc.(b)                                 1,566,574      9,399,444
=========================================================================

COMMUNICATIONS EQUIPMENT-5.56%

Plantronics, Inc.                                  446,000     11,199,060
-------------------------------------------------------------------------
Tekelec(b)                                         995,000     14,268,300
=========================================================================
                                                               25,467,360
=========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.60%

FTI(b)                                             324,300     11,924,511
=========================================================================

EDUCATION SERVICES-1.55%

Educate, Inc.(b)                                   930,240      7,107,034
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------

HEALTH CARE EQUIPMENT-6.11%

Edwards Lifesciences Corp.(b)                      190,700   $  9,344,300
-------------------------------------------------------------------------
Kinetic Concepts, Inc.(b)                          373,000     18,650,000
=========================================================================
                                                               27,994,300
=========================================================================

HEALTH CARE SUPPLIES-2.99%

Cooper Cos., Inc. (The)                            267,924     13,690,916
=========================================================================

HOME FURNISHINGS-4.29%

Tempur-Pedic International Inc.                    756,100     19,635,917
=========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.93%

Learning Tree International, Inc.(b)               380,300      4,282,178
=========================================================================

LEISURE PRODUCTS-2.17%

Polaris Industries Inc.                            196,700      9,939,251
=========================================================================

OFFICE SERVICES & SUPPLIES-0.48%

HNI Corp.                                           53,000      2,212,220
=========================================================================

PHARMACEUTICALS-3.19%

Endo Pharmaceuticals Holdings Inc.(b)              473,200     14,640,808
=========================================================================

SPECIALIZED CONSUMER SERVICES-3.73%

Jackson Hewitt Tax Service Inc.                    618,951     17,070,669
=========================================================================

SYSTEMS SOFTWARE-3.39%

Embarcadero Technologies, Inc.(a)(b)             2,195,129     15,541,513
=========================================================================

TECHNOLOGY DISTRIBUTORS-1.50%

Brightpoint, Inc.(b)                               518,100      6,890,730
=========================================================================

THRIFTS & MORTGAGE FINANCE-1.51%

Northwest Bancorp, Inc.                            254,028      6,924,803
=========================================================================

AIM Trimark Small Companies Fund

                                                 SHARES         VALUE
-------------------------------------------------------------------------

TRUCKING-3.66%

Con-way Inc.                                       306,600   $ 16,749,558
=========================================================================
    Total Domestic Common Stocks (Cost
      $225,655,582)                                           267,483,230
=========================================================================

FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-14.37%

CANADA-12.82%

Chemtrade Logistics Income Fund (Commodity
  Chemicals)                                       888,800      7,855,778
-------------------------------------------------------------------------
Cymat Technologies Ltd. (Aluminum)(b)            2,497,500        483,794
-------------------------------------------------------------------------
Cymat Technologies Ltd.-Wts. expiring 6/23/08
  (Aluminum) (Acquired 06/22/05; Cost
  $0)(c)(d)(e)(f)                                  700,000              6
-------------------------------------------------------------------------
Duntroon Energy Ltd. (Oil & Gas Exploration &
  Production)(b)(c)(d)                              69,374             --
-------------------------------------------------------------------------
Duntroon Energy Warrants (Oil & Gas
  Exploration & Production)(c)(d)(e)                19,444             --
-------------------------------------------------------------------------
FirstService Corp. (Real Estate Management &
  Development)(b)                                  445,600     13,176,495
-------------------------------------------------------------------------
Husky Injection Molding Systems Ltd.
  (Industrial Machinery)                         1,611,300     11,134,941
-------------------------------------------------------------------------
MEGA Brands Inc. (Leisure Products)(b)           1,275,800     26,093,036
=========================================================================
                                                               58,744,050
=========================================================================

                                                 SHARES         VALUE
-------------------------------------------------------------------------

NETHERLANDS-1.55%

ASM International N. V.-ADR (Semiconductor
  Equipment)(b)                                    291,500   $  7,109,685
=========================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $56,740,559)                      65,853,735
=========================================================================

MONEY MARKET FUNDS-27.17%

Liquid Assets Portfolio-Institutional
  Class(g)                                      62,257,207     62,257,207
-------------------------------------------------------------------------
Premier Portfolio-Institutional Class(g)        62,257,207     62,257,207
=========================================================================
    Total Money Market Funds (Cost
      $124,514,414)                                           124,514,414
=========================================================================
TOTAL INVESTMENTS-99.91% (Cost $406,910,555)                  457,851,379
-------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-0.09%                               404,700
-------------------------------------------------------------------------
NET ASSETS-100.00%                                           $458,256,079
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
Wts. - Warrants

Notes to Schedule of Investments:

(*) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
(a) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2007 was $25,578,988, which represented 5.58% of the Fund's Net Assets. See Note 3.
(b) Non-income producing security.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at April 30, 2007 was $6, which represented less than 0.01% of the Fund's Net Assets. See Note 1A.
(d) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at April 30, 2007 was $6, which represented less than 0.01% of the Fund's Net Assets.
(e) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(f) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The value of this security at April 30, 2007 represented less than 0.01% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Small Companies Fund

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2007
(Unaudited)

ASSETS:

Investments, at value (Cost $262,817,921)      $307,757,977
-----------------------------------------------------------
Investments in affiliates, at value (Cost
  $144,092,634)                                 150,093,402
-----------------------------------------------------------
    Total investments (Cost $406,910,555)       457,851,379
-----------------------------------------------------------
Foreign currencies, at value (Cost $88,090)          94,970
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                6,206,341
-----------------------------------------------------------
  Dividends                                         659,770
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                9,733
-----------------------------------------------------------
Other assets                                         36,942
===========================================================
    Total assets                                464,859,135
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           5,535,278
-----------------------------------------------------------
  Fund shares reacquired                            733,881
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 16,221
-----------------------------------------------------------
Accrued distribution fees                           137,840
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,788
-----------------------------------------------------------
Accrued transfer agent fees                         100,901
-----------------------------------------------------------
Accrued operating expenses                           77,147
===========================================================
    Total liabilities                             6,603,056
===========================================================
Net assets applicable to shares outstanding    $458,256,079
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $394,454,762
-----------------------------------------------------------
Undistributed net investment income                 402,951
-----------------------------------------------------------
Undistributed net realized gain                  12,456,086
-----------------------------------------------------------
Unrealized appreciation                          50,942,280
===========================================================
                                               $458,256,079
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $317,855,041
___________________________________________________________
===========================================================
Class B                                        $ 26,884,861
___________________________________________________________
===========================================================
Class C                                        $ 71,867,011
___________________________________________________________
===========================================================
Class R                                        $  2,392,710
___________________________________________________________
===========================================================
Institutional Class                            $ 39,256,456
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          19,277,221
___________________________________________________________
===========================================================
Class B                                           1,672,231
___________________________________________________________
===========================================================
Class C                                           4,474,979
___________________________________________________________
===========================================================
Class R                                             146,070
___________________________________________________________
===========================================================
Institutional Class                               2,345,236
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      16.49
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $16.49 divided by
    94.50%)                                    $      17.45
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      16.08
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      16.06
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      16.38
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      16.74
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Small Companies Fund

STATEMENT OF OPERATIONS

For the six months ended April 30, 2007
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $81,959)                                                     $1,196,894
----------------------------------------------------------------------------------------------------------------------
Dividends from affiliates                                                                                    1,624,824
======================================================================================================================
    Total investment income                                                                                  2,821,718
======================================================================================================================

EXPENSES:

Advisory fees                                                                                                1,416,423
----------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                                    58,162
----------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                  18,359
----------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                                      281,548
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                      112,300
----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                      253,587
----------------------------------------------------------------------------------------------------------------------
  Class R                                                                                                        5,851
----------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                                                                           322,201
----------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional                                                                               311
----------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                                       13,171
----------------------------------------------------------------------------------------------------------------------
Other                                                                                                          128,174
======================================================================================================================
    Total expenses                                                                                           2,610,087
======================================================================================================================
Less: Fees waived and expense offset arrangements                                                            (202,130)
======================================================================================================================
    Net expenses                                                                                             2,407,957
======================================================================================================================
Net investment income                                                                                          413,761
======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM:

Net realized gain (loss) from:
  Investment securities                                                                                     12,965,695
----------------------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                          (93,423)
======================================================================================================================
                                                                                                            12,872,272
======================================================================================================================
Change in net unrealized appreciation of:
  Investment securities                                                                                     19,856,289
----------------------------------------------------------------------------------------------------------------------
  Foreign currencies                                                                                             1,127
======================================================================================================================
                                                                                                            19,857,416
======================================================================================================================
Net realized and unrealized gain                                                                            32,729,688
======================================================================================================================
Net increase in net assets resulting from operations                                                       $33,143,449
______________________________________________________________________________________________________________________
======================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Small Companies Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2007 and the year ended October 31, 2006 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2007            2006
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    413,761    $   (430,181)
------------------------------------------------------------------------------------------
  Net realized gain                                             12,872,272      21,884,326
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                         19,857,416      20,710,422
==========================================================================================
    Net increase in net assets resulting from operations        33,143,449      42,164,567
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (14,474,342)     (2,434,107)
------------------------------------------------------------------------------------------
  Class B                                                       (1,562,553)       (369,102)
------------------------------------------------------------------------------------------
  Class C                                                       (3,344,483)       (494,184)
------------------------------------------------------------------------------------------
  Class R                                                         (207,738)        (31,492)
------------------------------------------------------------------------------------------
  Institutional Class                                           (2,162,202)       (349,345)
------------------------------------------------------------------------------------------
    Decrease in net assets resulting from distributions        (21,751,318)     (3,678,230)
==========================================================================================
Share transactions-net:
  Class A                                                      116,723,792      40,386,818
------------------------------------------------------------------------------------------
  Class B                                                        5,187,373      (1,602,422)
------------------------------------------------------------------------------------------
  Class C                                                       27,677,150      12,640,041
------------------------------------------------------------------------------------------
  Class R                                                         (354,491)        639,091
------------------------------------------------------------------------------------------
  Institutional Class                                            8,556,788       6,742,452
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              157,790,612      58,805,980
==========================================================================================
    Net increase in net assets                                 169,182,743      97,292,317
==========================================================================================

NET ASSETS:

  Beginning of period                                          289,073,336     191,781,019
==========================================================================================
  End of period (including undistributed net investment
    income (loss)of $402,951 and $(10,810), respectively)     $458,256,079    $289,073,336
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Trimark Small Companies Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Trimark Small Companies Fund (the "Fund") is a series portfolio of AIM Investment Funds (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks in addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

       Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from

AIM Trimark Small Companies Fund

     settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund may receive proceeds from litigation settlements involving Fund investments. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

J. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the

AIM Trimark Small Companies Fund

     relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $1 billion                                              0.85%
-------------------------------------------------------------------
Over $1 billion                                               0.80%
 __________________________________________________________________
===================================================================


    Through at least June 30, 2007, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.745%
--------------------------------------------------------------------
Next $250 million                                             0.73%
--------------------------------------------------------------------
Next $500 million                                             0.715%
--------------------------------------------------------------------
Next $1.5 billion                                             0.70%
--------------------------------------------------------------------
Next $2.5 billion                                             0.685%
--------------------------------------------------------------------
Next $2.5 billion                                             0.67%
--------------------------------------------------------------------
Next $2.5 billion                                             0.655%
--------------------------------------------------------------------
Over $10 billion                                              0.64%
 ___________________________________________________________________
====================================================================


    Under the terms of a master sub-advisory agreement between AIM and AIM Funds Management Inc. ("AIM Funds Management"), AIM pays AIM Funds Management 40% of the amount of AIM's compensation on the sub-advised assets.

    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.75% and 1.25% of average daily net assets, respectively, through at least June 30, 2007. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC (n/k/a INVESCO PLC) ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of the fiscal year.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2007, AIM waived advisory fees of $188,999.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2007, AMVESCAP did not reimburse any expenses.

    The Trust has entered into a master administrative services agreement with AIM pursuant to which the Fund has agreed to pay AIM for certain administrative costs incurred in providing accounting services, to the Fund. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

    The Trust has entered into a transfer agency and service agreement with AIM Investment Services, Inc. ("AIS") pursuant to which the Fund has agreed to pay AIS a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain

AIM Trimark Small Companies Fund

limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2007, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2007, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2007, ADI advised the Fund that it retained $68,591 in front-end sales commissions from the sale of Class A shares and $11, $10,544, $2,084 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $18,412,324      $ 71,224,663      $(27,379,780)         $   --        $ 62,257,207     $  814,277      $   --
-----------------------------------------------------------------------------------------------------------------------------------
Premier
  Portfolio-
Institutional
  Class            18,412,324        71,224,663       (27,379,780)             --          62,257,207        810,547          --
===================================================================================================================================
Subtotal          $36,824,648      $142,449,326      $(54,759,560)         $   --        $124,514,414     $1,624,824      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================


INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended April 30, 2007.

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/06          AT COST          FROM SALES       (DEPRECIATION)      04/30/07         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Dynamex Inc.
  (Cost
  $6,674,712)     $ 9,539,929      $         --      $ (2,947,695)       $3,445,241      $ 10,037,475     $       --    $  811,022
-----------------------------------------------------------------------------------------------------------------------------------
Embarcadero
  Technologies
  Inc. (Cost
  $12,903,509)     13,602,040         3,264,173                --        (1,324,700)       15,541,513             --            --
-----------------------------------------------------------------------------------------------------------------------------------
Spectralink
  Inc.              9,327,487                --       (11,874,104)        2,546,617                --             --     1,400,547
===================================================================================================================================
  Subtotal        $32,469,456      $  3,264,173      $(14,821,799)       $4,667,158      $ 25,578,988     $       --    $2,211,569
===================================================================================================================================
  Total
    Investments
    in
    Affiliates    $69,294,104      $145,713,499      $(69,581,359)       $4,667,158      $150,093,402     $1,624,824    $2,211,569
___________________________________________________________________________________________________________________________________
===================================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2007, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $13,131.

AIM Trimark Small Companies Fund

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2007, the Fund paid legal fees of $3,404 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund participates in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2007, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 7--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund had no capital loss carryforward at October 31, 2006.

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2007 was $108,427,685 and $58,442,290, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $55,486,324
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (4,610,872)
===============================================================================
Net unrealized appreciation of investment securities               $50,875,452
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $406,975,927.

AIM Trimark Small Companies Fund

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A, Class B, Class C, Class R and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to a CDSC. Class B shares and Class C shares are sold with a CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class R shares are subject to a CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.


                                            CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                YEAR ENDED
                                                                  APRIL 30, 2007(a)             OCTOBER 31, 2006
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT         SHARES        AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      7,729,147    $124,870,133     6,334,375    $93,178,359
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        459,074       7,215,429       463,043      6,675,126
---------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,767,733      27,890,089     1,383,674     19,965,765
---------------------------------------------------------------------------------------------------------------------
  Class R                                                         56,872         900,480        85,883      1,255,970
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            412,761       6,769,841       487,102      7,217,168
=====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        893,977      13,400,713       162,060      2,333,653
---------------------------------------------------------------------------------------------------------------------
  Class B                                                         99,752       1,462,363        24,160        343,068
---------------------------------------------------------------------------------------------------------------------
  Class C                                                        218,553       3,201,796        32,958        468,010
---------------------------------------------------------------------------------------------------------------------
  Class R                                                         13,933         207,736         2,193         31,492
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            142,250       2,162,202        24,093        349,345
=====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         54,874         873,908        99,536      1,463,334
---------------------------------------------------------------------------------------------------------------------
  Class B                                                        (56,154)       (873,908)     (101,214)    (1,463,334)
=====================================================================================================================
Reacquired:
  Class A                                                     (1,422,148)    (22,420,962)   (3,865,598)   (56,588,528)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (168,061)     (2,616,511)     (498,551)    (7,157,282)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (220,414)     (3,414,735)     (539,420)    (7,793,734)
---------------------------------------------------------------------------------------------------------------------
  Class R                                                        (97,333)     (1,462,707)      (44,171)      (648,371)
---------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (23,315)       (375,255)      (56,960)      (824,061)
=====================================================================================================================
                                                               9,861,501    $157,790,612     3,993,163    $58,805,980
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a) There are three entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 36% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

      In addition, 8% of the outstanding shares of the fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are advised by AIM.

NOTE 10--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and currently intends for the Fund to adopt FIN 48 provisions during the fiscal year ending October 31, 2008.

AIM Trimark Small Companies Fund


NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                              ---------------------------------------------------------------
                                                                                                             NOVEMBER 4, 2003
                                                              SIX MONTHS             YEAR ENDED              (DATE OPERATIONS
                                                                ENDED                OCTOBER 31,              COMMENCED) TO
                                                              APRIL 30,        -----------------------         OCTOBER 31,
                                                                 2007            2006           2005               2004
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  16.07        $  13.67       $  11.90           $ 10.00
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.03(a)        (0.01)(a)      (0.06)(a)         (0.04)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.56            2.65           1.90              1.94
=============================================================================================================================
    Total from investment operations                               1.59            2.64           1.84              1.90
=============================================================================================================================
Less distributions from net realized gains                        (1.17)          (0.24)         (0.07)               --
=============================================================================================================================
Net asset value, end of period                                 $  16.49        $  16.07       $  13.67           $ 11.90
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                   10.63%          19.55%         15.55%            19.00%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $317,855        $193,127       $127,013           $21,862
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.33%(c)        1.41%          1.51%             2.01%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.44%(c)        1.52%          1.61%             3.26%(d)
=============================================================================================================================
Ratio of net investment income (loss) to average net assets        0.36%(c)       (0.06)         (0.45)%           (1.17)%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate(e)                                           21%             47%            20%               29%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $227,104,918.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                         CLASS B
                                                              -------------------------------------------------------------
                                                                                                           NOVEMBER 4, 2003
                                                              SIX MONTHS            YEAR ENDED             (DATE OPERATIONS
                                                                ENDED               OCTOBER 31,             COMMENCED) TO
                                                              APRIL 30,        ---------------------         OCTOBER 31,
                                                                 2007           2006          2005               2004
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 15.75         $ 13.50       $ 11.84            $10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)       (0.12)(a)     (0.15)(a)         (0.08)
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.53            2.61          1.88              1.92
===========================================================================================================================
    Total from investment operations                              1.50            2.49          1.73              1.84
===========================================================================================================================
Less distributions from net realized gains                       (1.17)          (0.24)        (0.07)               --
===========================================================================================================================
Net asset value, end of period                                 $ 16.08         $ 15.75       $ 13.50            $11.84
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                  10.25%          18.67%        14.69%            18.40%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $26,885         $21,066       $19,582            $6,558
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.08%(c)        2.16%         2.21%             2.66%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.19%(c)        2.27%         2.31%             3.91%(d)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.39)%(c)      (0.81)%       (1.15)%           (1.82)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                          21%             47%           20%               29%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $22,646,168.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Small Companies Fund

                                                                                         CLASS C
                                                              -------------------------------------------------------------
                                                                                                           NOVEMBER 4, 2003
                                                              SIX MONTHS            YEAR ENDED             (DATE OPERATIONS
                                                                ENDED               OCTOBER 31,             COMMENCED) TO
                                                              APRIL 30,        ---------------------         OCTOBER 31,
                                                                 2007           2006          2005               2004
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 15.74         $ 13.50       $ 11.83            $10.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)(a)       (0.12)(a)     (0.15)(a)         (0.07)
---------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.52            2.60          1.89              1.90
===========================================================================================================================
    Total from investment operations                              1.49            2.48          1.74              1.83
===========================================================================================================================
Less distributions from net realized gains                       (1.17)          (0.24)        (0.07)               --
===========================================================================================================================
Net asset value, end of period                                 $ 16.06         $ 15.74       $ 13.50            $11.83
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                  10.19%          18.60%        14.79%            18.30%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $71,867         $42,640       $24,724            $4,550
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  2.08%(c)        2.16%         2.21%             2.66%(d)
---------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               2.19%(c)        2.27%         2.31%             3.91%(d)
===========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.39)%(c)      (0.81)%       (1.15)%           (1.82)%(d)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate(e)                                          21%             47%           20%               29%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $51,137,713.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                        CLASS R
                                                              -----------------------------------------------------------
                                                                                                           APRIL 30, 2004
                                                              SIX MONTHS            YEAR ENDED              (DATE SALES
                                                                ENDED               OCTOBER 31,            COMMENCED) TO
                                                              APRIL 30,        ---------------------        OCTOBER 31,
                                                                 2007           2006          2005              2004
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 15.98         $ 13.64       $ 11.89           $10.56
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.01(a)        (0.05)(a)     (0.09)(a)        (0.04)
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.56            2.63          1.91             1.37
=========================================================================================================================
    Total from investment operations                              1.57            2.58          1.82             1.33
=========================================================================================================================
Less distributions from net realized gains                       (1.17)          (0.24)        (0.07)              --
=========================================================================================================================
Net asset value, end of period                                 $ 16.38         $ 15.98       $ 13.64           $11.89
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  10.55%          19.15%        15.39%           12.59%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $ 2,393         $ 2,759       $ 1,755           $   34
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.58%(c)        1.66%         1.71%            2.16%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.69%(c)        1.77%         1.81%            3.41%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.11%(c)       (0.31)%       (0.65)%          (1.32)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                          21%             47%           20%              29%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,359,687.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Trimark Small Companies Fund

                                                                                  INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------
                                                                                                           APRIL 30, 2004
                                                              SIX MONTHS            YEAR ENDED              (DATE SALES
                                                                ENDED               OCTOBER 31,            COMMENCED) TO
                                                              APRIL 30,        ---------------------        OCTOBER 31,
                                                                 2007           2006          2005              2004
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 16.26         $ 13.76       $ 11.92           $10.56
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.07(a)         0.06(a)       0.00(a)         (0.02)
-------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)          1.58            2.68          1.91             1.38
=========================================================================================================================
    Total from investment operations                              1.65            2.74          1.91             1.36
=========================================================================================================================
Less distributions from net realized gains                       (1.17)          (0.24)        (0.07)              --
=========================================================================================================================
Net asset value, end of period                                 $ 16.74         $ 16.26       $ 13.76           $11.92
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                  10.88%          20.16%        16.11%           12.88%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $39,256         $29,481       $18,708           $5,094
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.87%(c)        0.91%         1.02%            1.60%(d)
-------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.98%(c)        1.01%         1.12%            2.86%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets       0.82%(c)        0.44%         0.04%           (0.77)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate(e)                                          21%             47%           20%              29%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $32,789,462.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC (n/k/a INVESCO
PLC) ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, AIM's time to respond to that Order has been indefinitely suspended.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

AIM Trimark Small Companies Fund

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM TRIMARK SMALL COMPANIES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      You may use the information in this table,   actual ending account balance or expenses
                                             together with the amount you invested, to    you paid for the period. You may use this
As a shareholder of the Fund, you incur      estimate the expenses that you paid over     information to compare the ongoing costs
two types of costs: (1) transaction costs,   the period. Simply divide your account       of investing in the Fund and other funds.
which may include sales charges (loads) on   value by $1,000 (for example, an $8,600      To do so, compare this 5% hypothetical
purchase payments or contingent deferred     account value divided by $1,000 = 8.6),      example with the 5% hypothetical examples
sales charges on redemptions, and            then multiply the result by the number in    that appear in the shareholder reports of
redemption fees, if any; and (2) ongoing     the table under the heading entitled         the other funds.
costs, including management fees;            "Actual Expenses Paid During Period" to
distribution and/or service (12b-1) fees;    estimate the expenses you paid on your          Please note that the expenses shown in
and other Fund expenses. This example is     account during this period.                  the table are meant to highlight your
intended to help you understand your                                                      ongoing costs only and do not reflect any
ongoing costs (in dollars) of investing in   HYPOTHETICAL EXAMPLE FOR COMPARISON          transaction costs, such as sales charges
the Fund and to compare these costs with     PURPOSES                                     (loads) on purchase payments,
ongoing costs of investing in other mutual                                                contingent deferred sales charges on
funds. The example is based on an            The table below also provides information    redemptions, and redemption fees, if any.
investment of $1,000 invested at the         about hypothetical account values and        Therefore, the hypothetical information
beginning of the period and held for the     hypothetical expenses based on the Fund's    is useful in comparing ongoing costs
entire period November 1, 2006, through      actual expense ratio and an assumed rate     only, and will not help you determine the
April 30, 2007.                              of return of 5% per year before expenses,    relative total costs of owning different
                                             which is not the Fund's actual return.       funds. In addition, if these transaction
ACTUAL EXPENSES                                                                           costs were included, your costs would
                                                The hypothetical account values and       have been higher.
The table below provides information about   expenses may not be used to estimate the
actual account values and actual expenses.

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
 CLASS             (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
   A               $1,000.00              $1,106.30               $ 6.95       $1,018.20             $ 6.66            1.33%
   B                1,000.00               1,102.50                10.84        1,014.48              10.39            2.08
   C                1,000.00               1,101.90                10.84        1,014.48              10.39            2.08
   R                1,000.00               1,105.50                 8.25        1,016.96               7.90            1.58

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

Supplement to Semiannual Report dated 4/30/07

AIM TRIMARK SMALL COMPANIES FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      estimate the expenses that you paid over        The hypothetical account values and
                                             the period. Simply divide your account       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      value by $1,000 (for example, an $8,600      actual ending account balance or expenses
ongoing costs, including management fees     account value divided by $1,000 = 8.6),      you paid for the period. You may use this
and other Fund expenses. This example is     then multiply the result by the number in    information to compare the ongoing costs
intended to help you understand your         the table under the heading entitled         of investing in the Fund and other funds.
ongoing costs (in dollars) of investing in   "Actual Expenses Paid During Period" to      To do so, compare this 5% hypothetical
the Fund and to compare these costs with     estimate the expenses you paid on your       example with the 5% hypothetical examples
ongoing costs of investing in other mutual   account during this period.                  that appear in the shareholder reports of
funds. The example is based on an                                                         the other funds.
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR COMPARISON
beginning of the period and held for the     PURPOSES                                        Please note that the expenses shown in
entire period November 1, 2006, through                                                   the table are meant to highlight your
April 30, 2007.                              The table below also provides information    ongoing costs only. Therefore, the
                                             about hypothetical account values and        hypothetical information is useful in
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    comparing ongoing costs only, and will
                                             actual expense ratio and an assumed rate     not help you determine the relative total
The table below provides information about   of return of 5% per year before expenses,    costs of owning different funds.
actual account values and actual expenses.   which is not the Fund's actual return.
You may use the information in this table,
together with the amount you invested, to

====================================================================================================================================

                                                       ACTUAL                         HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES       ENDING             EXPENSES         ANNUALIZED
    SHARE        ACCOUNT VALUE          ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
    CLASS          (11/1/06)             (4/30/07)(1)           PERIOD(2)      (4/30/07)           PERIOD(2)           RATIO
Institutional      $1,000.00              $1,108.80               $4.55        $1,020.48             $4.36             0.87%

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2006, through April
     30, 2007, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

====================================================================================================================================

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

AIMINVESTMENTS.COM              T-SCO-INS-2             A I M Distributors, Inc.

                             [EDELIVERY GO PAPERLESS
                          AIMINVESTMENTS.COM/EDELIVERY
                                    GRAPHIC]

REGISTER FOR EDELIVERY                              FUND HOLDINGS AND PROXY VOTING INFORMATION

eDelivery is the process of receiving your fund     The Fund provides a complete list of its holdings four times in each fiscal
and account information via e-mail. Once your       year, at the quarter-ends. For the second and fourth quarters, the lists appear
quarterly statements, tax forms, fund reports,      in the Fund's semiannual and annual reports to shareholders. For the first and
and prospectuses are available, we will send you    third quarters, the Fund files the lists with the Securities and Exchange
an e-mail notification containing links to these    Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is
documents. For security purposes, you will need     available at AIMinvestments.com. From our home page, click on Products &
to log in to your account to view your statements   Performance, then Mutual Funds, then Fund Overview. Select your Fund from the
and tax forms.                                      drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund's Forms N-Q on the SEC Web site at sec.gov. Copies of the
WHY SIGN UP?                                        Fund's Forms N-Q may be reviewed and copied at the SEC Public Reference Room in
                                                    Washington, D.C. You can obtain information on the operation of the Public
Register for eDelivery to:                          Reference Room, including information about duplicating fee charges, by calling
                                                    202-942-8090 or 800-732-0330, or by electronic request at the following e-mail
o  save your Fund the cost of printing and          address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426
   postage.                                         and 033-19338.

o  reduce the amount of paper you receive.          A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without
o  gain access to your documents faster by not      charge, upon request, from our Client Services department at 800-959-4246 or on
   waiting for the mail.                            the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the SEC Web
o  view your documents online anytime at your       site, sec.gov.
   convenience.
                                                    Information regarding how the Fund voted proxies related to its portfolio
o  save the documents to your personal computer     securities during the 12 months ended June 30, 2006, is available at our Web
   or print them out for your records.              site. Go to AIMinvestments.com, access the About Us tab, click on Required
                                                    Notices and then click on Proxy Voting Activity. Next, select the Fund from the
HOW DO I SIGN UP?                                   drop-down menu. The information is also available on the SEC Web site, sec.gov.

It's easy. Just follow these simple steps:

1. Log in to your account.

2. Click on the "Service Center" tab.

3. Select "Register for eDelivery" and complete the consent process.

This AIM service is provided by AIM Investment
Services, Inc.

                                   T-SCO-SAR-1          A I M Distributors, Inc.

                                                         [AIM INVESTMENTS LOGO]
                                                        --REGISTERED TRADEMARK--

ITEM 2. CODE OF ETHICS.

     There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 14, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 14, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 5, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: July 5, 2007


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 5, 2007

                                  EXHIBIT INDEX

12(a) (1) Not applicable.

12(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.